Shareholder Report		12 Months Ended
		Mar. 31, 2026 USD ($) Holding	Mar. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		iShares Trust
Entity Central Index Key		0001100663
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000241778
Shareholder Report [Line Items]
Fund Name		iShares Copper and Metals Mining ETF
Trading Symbol		ICOP
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Copper and Metals Mining ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Copper and Metals Mining ETF	$68	0.47%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.47%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 21, 2023 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	STOXX Emerging Markets All Cap Index (Net)	STOXX Global Copper and Metals Mining Index (Net)
May 23	$10,000	$10,000	$10,000
Jun 23	$9,768	$9,890	$9,766
Jul 23	$10,782	$10,477	$10,814
Aug 23	$9,795	$9,937	$9,850
Sep 23	$9,528	$9,704	$9,614
Oct 23	$8,655	$9,305	$8,692
Nov 23	$9,293	$10,080	$9,350
Dec 23	$10,460	$10,480	$10,536
Jan 24	$10,002	$10,071	$10,121
Feb 24	$9,946	$10,516	$10,001
Mar 24	$11,533	$10,735	$11,600
Apr 24	$12,554	$10,810	$12,709
May 24	$13,122	$10,858	$13,175
Jun 24	$12,310	$11,224	$12,415
Jul 24	$11,981	$11,195	$12,047
Aug 24	$11,920	$11,482	$12,023
Sep 24	$13,083	$12,192	$13,256
Oct 24	$12,033	$11,664	$12,135
Nov 24	$11,647	$11,298	$11,724
Dec 24	$10,594	$11,245	$10,709
Jan 25	$10,631	$11,318	$10,795
Feb 25	$10,549	$11,295	$10,648
Mar 25	$10,770	$11,350	$10,833
Apr 25	$10,826	$11,500	$10,934
May 25	$11,566	$12,059	$11,664
Jun 25	$12,497	$12,762	$12,579
Jul 25	$12,148	$12,998	$12,314
Aug 25	$13,510	$13,187	$13,657
Sep 25	$15,747	$13,991	$15,941
Oct 25	$16,122	$14,572	$16,326
Nov 25	$16,769	$14,218	$16,992
Dec 25	$18,844	$14,592	$19,120
Jan 26	$21,839	$15,836	$22,365
Feb 26	$24,299	$16,686	$24,664
Mar 26	$20,184	$14,537	$20,181

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 402,758,081
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 717,413
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$402,758,081
Number of Portfolio Holdings...
49
Net Investment Advisory Fees...
$717,413
Portfolio Turnover Rate...
24%

C000238488
Shareholder Report [Line Items]
Fund Name		iShares Environmental Infrastructure and Industrials ETF
Trading Symbol		EFRA
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Environmental Infrastructure and Industrials ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmental Infrastructure and Industrials ETF	$51	0.47%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.47%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: November 1, 2022 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE All-World Index (Net)	FTSE Green Revenues Select Infrastructure and Industrials Index (Net)	FTSE All World ex-US Index (Net)
Oct 22	$10,000	$10,000	$10,000	$10,000
Nov 22	$10,865	$10,754	$10,780	$11,034
Dec 22	$10,368	$10,351	$10,364	$10,972
Jan 23	$11,371	$11,083	$11,353	$11,836
Feb 23	$10,926	$10,764	$10,950	$11,420
Mar 23	$10,976	$11,089	$10,975	$11,679
Apr 23	$10,997	$11,255	$11,000	$11,882
May 23	$10,630	$11,134	$10,620	$11,471
Jun 23	$11,293	$11,766	$11,289	$11,973
Jul 23	$11,700	$12,196	$11,722	$12,465
Aug 23	$11,166	$11,863	$11,192	$11,927
Sep 23	$10,427	$11,383	$10,465	$11,564
Oct 23	$10,048	$11,041	$10,050	$11,081
Nov 23	$11,043	$12,054	$11,072	$12,076
Dec 23	$11,807	$12,629	$11,846	$12,685
Jan 24	$11,472	$12,702	$11,560	$12,558
Feb 24	$11,950	$13,236	$11,985	$12,870
Mar 24	$12,469	$13,633	$12,516	$13,247
Apr 24	$12,164	$13,201	$12,249	$13,037
May 24	$12,849	$13,729	$12,868	$13,402
Jun 24	$12,396	$14,021	$12,455	$13,369
Jul 24	$13,258	$14,265	$13,315	$13,710
Aug 24	$13,556	$14,631	$13,605	$14,079
Sep 24	$13,839	$14,976	$13,912	$14,488
Oct 24	$13,402	$14,626	$13,468	$13,776
Nov 24	$13,680	$15,153	$13,735	$13,660
Dec 24	$12,781	$14,801	$12,865	$13,399
Jan 25	$13,036	$15,292	$13,144	$13,905
Feb 25	$12,835	$15,203	$12,879	$14,071
Mar 25	$12,766	$14,636	$12,815	$14,059
Apr 25	$13,304	$14,785	$13,380	$14,558
May 25	$13,793	$15,626	$13,861	$15,219
Jun 25	$14,167	$16,320	$14,196	$15,725
Jul 25	$14,028	$16,541	$14,138	$15,710
Aug 25	$14,599	$16,960	$14,690	$16,270
Sep 25	$14,576	$17,569	$14,658	$16,831
Oct 25	$14,321	$17,950	$14,416	$17,157
Nov 25	$14,434	$17,957	$14,527	$17,167
Dec 25	$14,568	$18,148	$14,679	$17,680
Jan 26	$15,408	$18,693	$15,539	$18,742
Feb 26	$16,416	$18,958	$16,545	$19,703
Mar 26	$15,029	$17,569	$15,042	$17,569

See “Average annual total returns” for additional information on fund performance.

Performance Inception Date		Nov. 01, 2022
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 5,483,931
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 25,360
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,483,931
Number of Portfolio Holdings...
81
Net Investment Advisory Fees...
$25,360
Portfolio Turnover Rate...
24%

C000012056
Shareholder Report [Line Items]
Fund Name		iShares Global 100 ETF
Trading Symbol		IOO
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global 100 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global 100 ETF	$45	0.40%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.40%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 100™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,054	$10,161	$10,055
May 16	$10,159	$10,176	$10,154
Jun 16	$10,095	$10,102	$10,088
Jul 16	$10,493	$10,554	$10,488
Aug 16	$10,552	$10,592	$10,545
Sep 16	$10,580	$10,669	$10,570
Oct 16	$10,466	$10,466	$10,460
Nov 16	$10,563	$10,573	$10,557
Dec 16	$10,979	$10,800	$10,967
Jan 17	$11,091	$11,095	$11,082
Feb 17	$11,471	$11,400	$11,458
Mar 17	$11,666	$11,535	$11,655
Apr 17	$11,833	$11,720	$11,818
May 17	$12,195	$11,959	$12,177
Jun 17	$12,159	$12,032	$12,138
Jul 17	$12,422	$12,362	$12,400
Aug 17	$12,492	$12,406	$12,467
Sep 17	$12,765	$12,670	$12,737
Oct 17	$13,173	$12,928	$13,150
Nov 17	$13,388	$13,182	$13,358
Dec 17	$13,547	$13,398	$13,518
Jan 18	$14,230	$14,119	$14,201
Feb 18	$13,646	$13,533	$13,613
Mar 18	$13,296	$13,271	$13,264
Apr 18	$13,477	$13,402	$13,445
May 18	$13,560	$13,453	$13,518
Jun 18	$13,573	$13,364	$13,537
Jul 18	$14,157	$13,728	$14,129
Aug 18	$14,376	$13,849	$14,343
Sep 18	$14,500	$13,873	$14,459
Oct 18	$13,618	$12,779	$13,576
Nov 18	$13,709	$12,976	$13,665
Dec 18	$12,707	$12,038	$12,664
Jan 19	$13,485	$13,007	$13,447
Feb 19	$13,895	$13,364	$13,847
Mar 19	$14,227	$13,499	$14,172
Apr 19	$14,768	$13,941	$14,705
May 19	$13,868	$13,118	$13,796
Jun 19	$14,826	$13,954	$14,739
Jul 19	$14,920	$13,986	$14,842
Aug 19	$14,559	$13,638	$14,478
Sep 19	$15,005	$13,920	$14,924
Oct 19	$15,435	$14,308	$15,361
Nov 19	$15,839	$14,658	$15,757
Dec 19	$16,497	$15,176	$16,416
Jan 20	$16,570	$14,971	$16,491
Feb 20	$15,091	$13,749	$15,014
Mar 20	$13,670	$11,771	$13,598
Apr 20	$15,195	$13,056	$15,111
May 20	$15,617	$13,664	$15,526
Jun 20	$16,273	$14,100	$16,180
Jul 20	$17,036	$14,812	$16,941
Aug 20	$18,347	$15,713	$18,233
Sep 20	$17,363	$15,227	$17,267
Oct 20	$16,801	$14,902	$16,710
Nov 20	$18,687	$16,802	$18,582
Dec 20	$19,577	$17,637	$19,482
Jan 21	$19,553	$17,609	$19,447
Feb 21	$19,867	$18,091	$19,757
Mar 21	$20,488	$18,540	$20,372
Apr 21	$21,517	$19,333	$21,393
May 21	$21,728	$19,618	$21,596
Jun 21	$22,244	$19,854	$22,107
Jul 21	$22,767	$19,937	$22,634
Aug 21	$23,382	$20,432	$23,257
Sep 21	$22,281	$19,630	$22,196
Oct 21	$23,711	$20,556	$23,592
Nov 21	$23,533	$19,979	$23,392
Dec 21	$24,630	$20,759	$24,512
Jan 22	$23,995	$19,665	$23,810
Feb 22	$23,296	$19,217	$23,206
Mar 22	$23,995	$19,586	$23,933
Apr 22	$22,088	$18,025	$22,038
May 22	$22,187	$18,033	$22,067
Jun 22	$20,490	$16,485	$20,361
Jul 22	$22,085	$17,643	$21,944
Aug 22	$21,003	$17,032	$20,921
Sep 22	$19,030	$15,382	$18,967
Oct 22	$20,365	$16,305	$20,268
Nov 22	$21,726	$17,550	$21,517
Dec 22	$20,621	$16,891	$20,508
Jan 23	$21,889	$18,127	$21,744
Feb 23	$21,246	$17,621	$21,160
Mar 23	$22,549	$18,040	$22,418
Apr 23	$23,422	$18,266	$23,292
May 23	$23,449	$18,045	$23,279
Jun 23	$24,758	$19,093	$24,590
Jul 23	$25,369	$19,825	$25,228
Aug 23	$24,936	$19,247	$24,793
Sep 23	$23,805	$18,449	$23,683
Oct 23	$23,445	$17,826	$23,271
Nov 23	$25,446	$19,467	$25,292
Dec 23	$26,314	$20,492	$26,155
Jan 24	$26,839	$20,530	$26,740
Feb 24	$28,196	$21,398	$28,035
Mar 24	$29,225	$22,051	$29,045
Apr 24	$28,499	$21,322	$28,371
May 24	$30,414	$22,172	$30,190
Jun 24	$31,757	$22,562	$31,575
Jul 24	$31,696	$23,036	$31,511
Aug 24	$32,302	$23,561	$32,100
Sep 24	$32,629	$24,119	$32,456
Oct 24	$32,058	$23,562	$31,877
Nov 24	$33,062	$24,472	$32,862
Dec 24	$33,314	$23,820	$33,153
Jan 25	$33,803	$24,581	$33,653
Feb 25	$33,720	$24,360	$33,517
Mar 25	$31,843	$23,428	$31,629
Apr 25	$31,846	$23,653	$31,675
May 25	$34,031	$25,016	$33,842
Jun 25	$35,901	$26,146	$35,682
Jul 25	$37,144	$26,502	$37,005
Aug 25	$38,195	$27,248	$38,003
Sep 25	$39,946	$28,166	$39,723
Oct 25	$41,940	$28,727	$41,745
Nov 25	$42,239	$28,753	$42,035
Dec 25	$42,324	$29,050	$42,157
Jan 26	$43,091	$29,995	$42,955
Feb 26	$42,627	$30,491	$42,486
Mar 26	$40,369	$28,242	$40,023

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 7,586,191,393
Holdings Count | Holding		105
Advisory Fees Paid, Amount		$ 28,790,465
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$7,586,191,393
Number of Portfolio Holdings...
105
Net Investment Advisory Fees...
$28,790,465
Portfolio Turnover Rate...
2%

C000053784
Shareholder Report [Line Items]
Fund Name		iShares Global Infrastructure ETF
Trading Symbol		IGF
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Infrastructure ETF	$42	0.37%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global Infrastructure Index™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,225	$10,161	$10,228
May 16	$10,168	$10,176	$10,166
Jun 16	$10,466	$10,102	$10,464
Jul 16	$10,751	$10,554	$10,753
Aug 16	$10,557	$10,592	$10,547
Sep 16	$10,741	$10,669	$10,731
Oct 16	$10,432	$10,466	$10,426
Nov 16	$10,004	$10,573	$9,993
Dec 16	$10,278	$10,800	$10,272
Jan 17	$10,412	$11,095	$10,408
Feb 17	$10,725	$11,400	$10,711
Mar 17	$11,085	$11,535	$11,069
Apr 17	$11,266	$11,720	$11,253
May 17	$11,729	$11,959	$11,711
Jun 17	$11,708	$12,032	$11,692
Jul 17	$12,093	$12,362	$12,077
Aug 17	$12,285	$12,406	$12,263
Sep 17	$12,063	$12,670	$12,036
Oct 17	$12,170	$12,928	$12,148
Nov 17	$12,376	$13,182	$12,350
Dec 17	$12,257	$13,398	$12,231
Jan 18	$12,398	$14,119	$12,369
Feb 18	$11,567	$13,533	$11,532
Mar 18	$11,569	$13,271	$11,534
Apr 18	$11,848	$13,402	$11,813
May 18	$11,621	$13,453	$11,581
Jun 18	$11,829	$13,364	$11,793
Jul 18	$12,038	$13,728	$12,000
Aug 18	$11,746	$13,849	$11,700
Sep 18	$11,628	$13,873	$11,581
Oct 18	$11,166	$12,779	$11,121
Nov 18	$11,372	$12,976	$11,324
Dec 18	$11,007	$12,038	$10,962
Jan 19	$11,962	$13,007	$11,915
Feb 19	$12,245	$13,364	$12,187
Mar 19	$12,542	$13,499	$12,479
Apr 19	$12,684	$13,941	$12,624
May 19	$12,502	$13,118	$12,431
Jun 19	$13,167	$13,954	$13,095
Jul 19	$12,902	$13,986	$12,830
Aug 19	$12,953	$13,638	$12,869
Sep 19	$13,229	$13,920	$13,141
Oct 19	$13,423	$14,308	$13,339
Nov 19	$13,312	$14,658	$13,224
Dec 19	$13,870	$15,176	$13,785
Jan 20	$14,082	$14,971	$14,002
Feb 20	$12,741	$13,749	$12,657
Mar 20	$9,813	$11,771	$9,745
Apr 20	$10,720	$13,056	$10,661
May 20	$11,299	$13,664	$11,222
Jun 20	$11,157	$14,100	$11,072
Jul 20	$11,485	$14,812	$11,398
Aug 20	$11,672	$15,713	$11,579
Sep 20	$11,315	$15,227	$11,224
Oct 20	$11,189	$14,902	$11,099
Nov 20	$12,630	$16,802	$12,523
Dec 20	$12,999	$17,637	$12,890
Jan 21	$12,720	$17,609	$12,612
Feb 21	$12,815	$18,091	$12,701
Mar 21	$13,373	$18,540	$13,251
Apr 21	$13,842	$19,333	$13,716
May 21	$13,919	$19,618	$13,785
Jun 21	$13,658	$19,854	$13,533
Jul 21	$13,794	$19,937	$13,657
Aug 21	$14,035	$20,432	$13,896
Sep 21	$13,809	$19,630	$13,707
Oct 21	$14,363	$20,556	$14,199
Nov 21	$13,592	$19,979	$13,433
Dec 21	$14,457	$20,759	$14,313
Jan 22	$14,359	$19,665	$14,163
Feb 22	$14,645	$19,217	$14,508
Mar 22	$15,452	$19,586	$15,354
Apr 22	$14,912	$18,025	$14,845
May 22	$15,542	$18,033	$15,376
Jun 22	$14,360	$16,485	$14,178
Jul 22	$14,926	$17,643	$14,737
Aug 22	$14,624	$17,032	$14,504
Sep 22	$12,876	$15,382	$12,787
Oct 22	$13,562	$16,305	$13,429
Nov 22	$14,770	$17,550	$14,503
Dec 22	$14,320	$16,891	$14,172
Jan 23	$15,070	$18,127	$14,878
Feb 23	$14,502	$17,621	$14,369
Mar 23	$14,874	$18,040	$14,700
Apr 23	$15,259	$18,266	$15,078
May 23	$14,421	$18,045	$14,222
Jun 23	$14,829	$19,093	$14,639
Jul 23	$15,098	$19,825	$14,927
Aug 23	$14,397	$19,247	$14,217
Sep 23	$13,706	$18,449	$13,541
Oct 23	$13,336	$17,826	$13,129
Nov 23	$14,582	$19,467	$14,393
Dec 23	$15,201	$20,492	$14,991
Jan 24	$14,651	$20,530	$14,512
Feb 24	$14,721	$21,398	$14,502
Mar 24	$15,395	$22,051	$15,161
Apr 24	$15,264	$21,322	$15,073
May 24	$16,279	$22,172	$15,998
Jun 24	$15,762	$22,562	$15,512
Jul 24	$16,464	$23,036	$16,187
Aug 24	$17,203	$23,561	$16,924
Sep 24	$17,837	$24,119	$17,559
Oct 24	$17,643	$23,562	$17,332
Nov 24	$18,243	$24,472	$17,911
Dec 24	$17,381	$23,820	$17,097
Jan 25	$17,746	$24,581	$17,485
Feb 25	$17,801	$24,360	$17,497
Mar 25	$18,201	$23,428	$17,852
Apr 25	$18,835	$23,653	$18,499
May 25	$19,661	$25,016	$19,291
Jun 25	$20,057	$26,146	$19,645
Jul 25	$20,015	$26,502	$19,667
Aug 25	$20,439	$27,248	$20,040
Sep 25	$20,740	$28,166	$20,333
Oct 25	$20,670	$28,727	$20,276
Nov 25	$21,362	$28,753	$20,933
Dec 25	$21,180	$29,050	$20,780
Jan 26	$22,210	$29,995	$21,825
Feb 26	$23,905	$30,491	$23,433
Mar 26	$23,028	$28,242	$22,466

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 10,132,857,289
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 30,773,902
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,132,857,289
Number of Portfolio Holdings...
82
Net Investment Advisory Fees...
$30,773,902
Portfolio Turnover Rate...
11%

C000065076
Shareholder Report [Line Items]
Fund Name		iShares Global Timber & Forestry ETF
Trading Symbol		WOOD
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Timber & Forestry ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Timber & Forestry ETF	$39	0.40%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.40%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global Timber & Forestry Index™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,183	$10,161	$10,178
May 16	$10,336	$10,176	$10,331
Jun 16	$9,757	$10,102	$9,746
Jul 16	$10,506	$10,554	$10,499
Aug 16	$10,706	$10,592	$10,667
Sep 16	$10,758	$10,669	$10,712
Oct 16	$10,831	$10,466	$10,792
Nov 16	$11,242	$10,573	$11,207
Dec 16	$11,614	$10,800	$11,582
Jan 17	$11,845	$11,095	$11,816
Feb 17	$12,232	$11,400	$12,204
Mar 17	$12,418	$11,535	$12,376
Apr 17	$12,821	$11,720	$12,777
May 17	$13,072	$11,959	$13,028
Jun 17	$13,370	$12,032	$13,324
Jul 17	$13,611	$12,362	$13,567
Aug 17	$13,900	$12,406	$13,858
Sep 17	$14,578	$12,670	$14,531
Oct 17	$15,228	$12,928	$15,196
Nov 17	$15,304	$13,182	$15,271
Dec 17	$15,595	$13,398	$15,563
Jan 18	$16,784	$14,119	$16,757
Feb 18	$16,634	$13,533	$16,611
Mar 18	$17,112	$13,271	$17,077
Apr 18	$17,632	$13,402	$17,598
May 18	$17,729	$13,453	$17,700
Jun 18	$17,341	$13,364	$17,308
Jul 18	$16,763	$13,728	$16,735
Aug 18	$17,319	$13,849	$17,295
Sep 18	$16,734	$13,873	$16,705
Oct 18	$14,689	$12,779	$14,661
Nov 18	$14,080	$12,976	$14,043
Dec 18	$12,855	$12,038	$12,810
Jan 19	$14,850	$13,007	$14,805
Feb 19	$14,320	$13,364	$14,270
Mar 19	$14,337	$13,499	$14,276
Apr 19	$14,376	$13,941	$14,297
May 19	$12,370	$13,118	$12,284
Jun 19	$13,715	$13,954	$13,621
Jul 19	$13,218	$13,986	$13,131
Aug 19	$12,737	$13,638	$12,650
Sep 19	$13,385	$13,920	$13,287
Oct 19	$14,367	$14,308	$14,270
Nov 19	$14,853	$14,658	$14,754
Dec 19	$15,372	$15,176	$15,264
Jan 20	$14,416	$14,971	$14,320
Feb 20	$13,143	$13,749	$13,051
Mar 20	$11,035	$11,771	$10,941
Apr 20	$12,140	$13,056	$12,037
May 20	$12,372	$13,664	$12,270
Jun 20	$12,785	$14,100	$12,674
Jul 20	$13,866	$14,812	$13,751
Aug 20	$15,238	$15,713	$15,109
Sep 20	$14,949	$15,227	$14,820
Oct 20	$14,629	$14,902	$14,510
Nov 20	$16,735	$16,802	$16,600
Dec 20	$18,526	$17,637	$18,376
Jan 21	$18,405	$17,609	$18,263
Feb 21	$19,297	$18,091	$19,154
Mar 21	$19,778	$18,540	$19,613
Apr 21	$21,320	$19,333	$21,138
May 21	$21,255	$19,618	$21,083
Jun 21	$20,416	$19,854	$20,227
Jul 21	$20,594	$19,937	$20,426
Aug 21	$20,967	$20,432	$20,801
Sep 21	$19,956	$19,630	$19,827
Oct 21	$19,705	$20,556	$19,523
Nov 21	$19,843	$19,979	$19,635
Dec 21	$21,625	$20,759	$21,439
Jan 22	$21,082	$19,665	$20,796
Feb 22	$20,859	$19,217	$20,701
Mar 22	$20,972	$19,586	$20,846
Apr 22	$21,167	$18,025	$21,060
May 22	$21,016	$18,033	$20,785
Jun 22	$17,867	$16,485	$17,616
Jul 22	$19,004	$17,643	$18,742
Aug 22	$18,381	$17,032	$18,249
Sep 22	$15,694	$15,382	$15,578
Oct 22	$16,907	$16,305	$16,706
Nov 22	$18,329	$17,550	$17,924
Dec 22	$17,487	$16,891	$17,281
Jan 23	$18,826	$18,127	$18,586
Feb 23	$17,694	$17,621	$17,528
Mar 23	$17,217	$18,040	$16,972
Apr 23	$17,053	$18,266	$16,795
May 23	$16,650	$18,045	$16,370
Jun 23	$17,520	$19,093	$17,240
Jul 23	$18,658	$19,825	$18,412
Aug 23	$18,278	$19,247	$18,046
Sep 23	$18,065	$18,449	$17,887
Oct 23	$17,323	$17,826	$17,059
Nov 23	$18,851	$19,467	$18,597
Dec 23	$19,906	$20,492	$19,660
Jan 24	$18,675	$20,530	$18,518
Feb 24	$19,403	$21,398	$19,145
Mar 24	$20,670	$22,051	$20,387
Apr 24	$19,341	$21,322	$19,124
May 24	$20,394	$22,172	$20,057
Jun 24	$19,495	$22,562	$19,214
Jul 24	$20,267	$23,036	$19,961
Aug 24	$20,399	$23,561	$20,092
Sep 24	$21,495	$24,119	$21,203
Oct 24	$20,021	$23,562	$19,718
Nov 24	$20,187	$24,472	$19,891
Dec 24	$19,119	$23,820	$18,845
Jan 25	$20,025	$24,581	$19,772
Feb 25	$19,416	$24,360	$19,141
Mar 25	$18,801	$23,428	$18,468
Apr 25	$18,110	$23,653	$17,821
May 25	$18,455	$25,016	$18,145
Jun 25	$18,483	$26,146	$18,126
Jul 25	$17,859	$26,502	$17,610
Aug 25	$19,194	$27,248	$18,886
Sep 25	$18,578	$28,166	$18,248
Oct 25	$17,529	$28,727	$17,230
Nov 25	$17,717	$28,753	$17,397
Dec 25	$18,419	$29,050	$18,123
Jan 26	$19,063	$29,995	$18,788
Feb 26	$20,008	$30,491	$19,679
Mar 26	$18,158	$28,242	$17,642

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 263,973,111
Holdings Count | Holding		28
Advisory Fees Paid, Amount		$ 890,138
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$263,973,111
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$890,138
Portfolio Turnover Rate...
65%

C000241780
Shareholder Report [Line Items]
Fund Name		iShares Lithium Miners and Producers ETF
Trading Symbol		ILIT
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Lithium Miners and Producers ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Lithium Miners and Producers ETF	$75	0.47%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.47%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 21, 2023 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	STOXX Emerging Markets All Cap Index (Net)	STOXX Global Lithium Miners and Producers Index (Net)
May 23	$10,000	$10,000	$10,000
Jun 23	$9,920	$9,890	$9,873
Jul 23	$9,486	$10,477	$9,481
Aug 23	$8,106	$9,937	$8,133
Sep 23	$7,359	$9,704	$7,396
Oct 23	$6,208	$9,305	$6,117
Nov 23	$6,190	$10,080	$6,134
Dec 23	$6,862	$10,480	$6,804
Jan 24	$5,089	$10,071	$5,065
Feb 24	$5,819	$10,516	$5,753
Mar 24	$5,481	$10,735	$5,421
Apr 24	$5,231	$10,810	$5,209
May 24	$5,242	$10,858	$5,151
Jun 24	$4,338	$11,224	$4,286
Jul 24	$4,158	$11,195	$4,072
Aug 24	$3,941	$11,482	$3,877
Sep 24	$4,623	$12,192	$4,570
Oct 24	$4,609	$11,664	$4,542
Nov 24	$4,464	$11,298	$4,363
Dec 24	$3,764	$11,245	$3,701
Jan 25	$3,848	$11,318	$3,787
Feb 25	$3,739	$11,295	$3,639
Mar 25	$3,483	$11,350	$3,385
Apr 25	$3,227	$11,500	$3,147
May 25	$3,070	$12,059	$2,993
Jun 25	$3,376	$12,762	$3,279
Jul 25	$3,714	$12,998	$3,637
Aug 25	$4,476	$13,187	$4,360
Sep 25	$5,190	$13,991	$5,049
Oct 25	$5,968	$14,572	$5,817
Nov 25	$6,624	$14,218	$6,431
Dec 25	$6,842	$14,592	$6,663
Jan 26	$7,379	$15,836	$7,238
Feb 26	$7,954	$16,686	$7,761
Mar 26	$7,610	$14,537	$7,281

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 20,743,473
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 46,791
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$20,743,473
Number of Portfolio Holdings...
37
Net Investment Advisory Fees...
$46,791
Portfolio Turnover Rate...
47%

C000012103
Shareholder Report [Line Items]
Fund Name		iShares Global Comm Services ETF
Trading Symbol		IXP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Comm Services ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Comm Services ETF	$42	0.38%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Communication Services 4.5/22.5/45 Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,016	$10,161	$10,005
May 16	$10,005	$10,176	$9,994
Jun 16	$10,287	$10,102	$10,280
Jul 16	$10,411	$10,554	$10,395
Aug 16	$10,099	$10,592	$10,087
Sep 16	$10,073	$10,669	$10,064
Oct 16	$9,644	$10,466	$9,623
Nov 16	$9,346	$10,573	$9,329
Dec 16	$9,828	$10,800	$9,813
Jan 17	$9,918	$11,095	$9,898
Feb 17	$9,864	$11,400	$9,845
Mar 17	$9,909	$11,535	$9,888
Apr 17	$9,776	$11,720	$9,746
May 17	$10,171	$11,959	$10,143
Jun 17	$9,906	$12,032	$9,875
Jul 17	$10,360	$12,362	$10,322
Aug 17	$10,206	$12,406	$10,175
Sep 17	$10,243	$12,670	$10,212
Oct 17	$9,993	$12,928	$9,950
Nov 17	$10,362	$13,182	$10,322
Dec 17	$10,455	$13,398	$10,417
Jan 18	$10,627	$14,119	$10,579
Feb 18	$9,996	$13,533	$9,952
Mar 18	$9,850	$13,271	$9,803
Apr 18	$10,062	$13,402	$10,007
May 18	$9,508	$13,453	$9,453
Jun 18	$9,545	$13,364	$9,490
Jul 18	$9,888	$13,728	$9,819
Aug 18	$9,898	$13,849	$9,833
Sep 18	$10,246	$13,873	$10,176
Oct 18	$9,538	$12,779	$9,474
Nov 18	$9,655	$12,976	$9,605
Dec 18	$9,039	$12,038	$8,996
Jan 19	$9,838	$13,007	$9,790
Feb 19	$9,870	$13,364	$9,831
Mar 19	$10,097	$13,499	$10,057
Apr 19	$10,632	$13,941	$10,592
May 19	$10,014	$13,118	$9,976
Jun 19	$10,444	$13,954	$10,397
Jul 19	$10,696	$13,986	$10,646
Aug 19	$10,437	$13,638	$10,404
Sep 19	$10,457	$13,920	$10,434
Oct 19	$10,716	$14,308	$10,695
Nov 19	$11,004	$14,658	$10,992
Dec 19	$11,305	$15,176	$11,303
Jan 20	$11,342	$14,971	$11,334
Feb 20	$10,695	$13,749	$10,693
Mar 20	$9,521	$11,771	$9,523
Apr 20	$10,568	$13,056	$10,594
May 20	$11,088	$13,664	$11,092
Jun 20	$11,373	$14,100	$11,379
Jul 20	$12,068	$14,812	$12,074
Aug 20	$12,893	$15,713	$12,903
Sep 20	$12,165	$15,227	$12,179
Oct 20	$12,407	$14,902	$12,419
Nov 20	$13,430	$16,802	$13,446
Dec 20	$13,822	$17,637	$13,840
Jan 21	$13,945	$17,609	$13,972
Feb 21	$14,630	$18,091	$14,662
Mar 21	$14,871	$18,540	$14,908
Apr 21	$15,820	$19,333	$15,853
May 21	$15,839	$19,618	$15,863
Jun 21	$16,095	$19,854	$16,137
Jul 21	$16,108	$19,937	$16,165
Aug 21	$16,738	$20,432	$16,781
Sep 21	$15,755	$19,630	$15,829
Oct 21	$15,931	$20,556	$16,010
Nov 21	$15,241	$19,979	$15,309
Dec 21	$15,587	$20,759	$15,656
Jan 22	$15,017	$19,665	$15,002
Feb 22	$14,011	$19,217	$14,069
Mar 22	$13,975	$19,586	$14,103
Apr 22	$12,385	$18,025	$12,491
May 22	$12,630	$18,033	$12,705
Jun 22	$11,683	$16,485	$11,723
Jul 22	$11,822	$17,643	$11,870
Aug 22	$11,392	$17,032	$11,472
Sep 22	$9,985	$15,382	$10,051
Oct 22	$9,904	$16,305	$9,951
Nov 22	$10,863	$17,550	$10,843
Dec 22	$10,434	$16,891	$10,496
Jan 23	$11,874	$18,127	$11,924
Feb 23	$11,349	$17,621	$11,413
Mar 23	$12,275	$18,040	$12,341
Apr 23	$12,536	$18,266	$12,581
May 23	$12,729	$18,045	$12,790
Jun 23	$13,177	$19,093	$13,239
Jul 23	$13,896	$19,825	$13,965
Aug 23	$13,571	$19,247	$13,651
Sep 23	$13,147	$18,449	$13,242
Oct 23	$12,932	$17,826	$12,989
Nov 23	$13,992	$19,467	$14,082
Dec 23	$14,474	$20,492	$14,562
Jan 24	$15,035	$20,530	$15,153
Feb 24	$15,835	$21,398	$15,943
Mar 24	$16,330	$22,051	$16,428
Apr 24	$15,844	$21,322	$15,977
May 24	$16,778	$22,172	$16,862
Jun 24	$17,288	$22,562	$17,405
Jul 24	$17,016	$23,036	$17,126
Aug 24	$17,443	$23,561	$17,565
Sep 24	$18,344	$24,119	$18,508
Oct 24	$18,333	$23,562	$18,466
Nov 24	$18,920	$24,472	$19,027
Dec 24	$19,006	$23,820	$19,160
Jan 25	$20,384	$24,581	$20,515
Feb 25	$20,148	$24,360	$20,276
Mar 25	$19,067	$23,428	$19,183
Apr 25	$19,276	$23,653	$19,405
May 25	$20,731	$25,016	$20,886
Jun 25	$22,154	$26,146	$22,286
Jul 25	$22,400	$26,502	$22,586
Aug 25	$23,394	$27,248	$23,509
Sep 25	$24,423	$28,166	$24,549
Oct 25	$24,258	$28,727	$24,364
Nov 25	$24,634	$28,753	$24,745
Dec 25	$24,534	$29,050	$24,662
Jan 26	$25,522	$29,995	$25,696
Feb 26	$24,768	$30,491	$24,927
Mar 26	$23,283	$28,242	$23,247

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 568,801,890
Holdings Count | Holding		72
Advisory Fees Paid, Amount		$ 2,322,221
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$568,801,890
Number of Portfolio Holdings...
72
Net Investment Advisory Fees...
$2,322,221
Portfolio Turnover Rate...
28%

C000024194
Shareholder Report [Line Items]
Fund Name		iShares Global Consumer Discretionary ETF
Trading Symbol		RXI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Consumer Discretionary ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Discretionary ETF	$39	0.38%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Consumer Discretionary (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,995	$10,161	$10,003
May 16	$9,972	$10,176	$9,973
Jun 16	$9,610	$10,102	$9,616
Jul 16	$10,229	$10,554	$10,228
Aug 16	$10,198	$10,592	$10,200
Sep 16	$10,174	$10,669	$10,171
Oct 16	$10,026	$10,466	$10,024
Nov 16	$10,227	$10,573	$10,225
Dec 16	$10,364	$10,800	$10,367
Jan 17	$10,695	$11,095	$10,700
Feb 17	$10,831	$11,400	$10,843
Mar 17	$11,086	$11,535	$11,096
Apr 17	$11,383	$11,720	$11,389
May 17	$11,542	$11,959	$11,560
Jun 17	$11,415	$12,032	$11,423
Jul 17	$11,669	$12,362	$11,683
Aug 17	$11,519	$12,406	$11,534
Sep 17	$11,789	$12,670	$11,805
Oct 17	$12,034	$12,928	$12,056
Nov 17	$12,441	$13,182	$12,466
Dec 17	$12,708	$13,398	$12,735
Jan 18	$13,719	$14,119	$13,749
Feb 18	$13,255	$13,533	$13,284
Mar 18	$12,950	$13,271	$12,979
Apr 18	$13,300	$13,402	$13,329
May 18	$13,316	$13,453	$13,341
Jun 18	$13,452	$13,364	$13,480
Jul 18	$13,664	$13,728	$13,696
Aug 18	$14,023	$13,849	$14,056
Sep 18	$14,112	$13,873	$14,144
Oct 18	$12,652	$12,779	$12,661
Nov 18	$12,783	$12,976	$12,797
Dec 18	$11,920	$12,038	$11,940
Jan 19	$13,021	$13,007	$13,053
Feb 19	$13,147	$13,364	$13,178
Mar 19	$13,380	$13,499	$13,409
Apr 19	$14,135	$13,941	$14,167
May 19	$13,139	$13,118	$13,164
Jun 19	$14,159	$13,954	$14,191
Jul 19	$14,227	$13,986	$14,262
Aug 19	$13,989	$13,638	$14,027
Sep 19	$14,279	$13,920	$14,313
Oct 19	$14,609	$14,308	$14,640
Nov 19	$14,764	$14,658	$14,794
Dec 19	$15,140	$15,176	$15,176
Jan 20	$14,818	$14,971	$14,852
Feb 20	$13,575	$13,749	$13,606
Mar 20	$11,412	$11,771	$11,429
Apr 20	$12,991	$13,056	$13,018
May 20	$13,941	$13,664	$13,968
Jun 20	$14,289	$14,100	$14,318
Jul 20	$14,954	$14,812	$14,995
Aug 20	$16,469	$15,713	$16,518
Sep 20	$16,223	$15,227	$16,292
Oct 20	$16,007	$14,902	$16,076
Nov 20	$17,976	$16,802	$18,047
Dec 20	$18,757	$17,637	$18,836
Jan 21	$18,791	$17,609	$18,859
Feb 21	$19,070	$18,091	$19,156
Mar 21	$19,652	$18,540	$19,743
Apr 21	$20,446	$19,333	$20,545
May 21	$20,354	$19,618	$20,446
Jun 21	$20,798	$19,854	$20,899
Jul 21	$20,555	$19,937	$20,648
Aug 21	$20,515	$20,432	$20,648
Sep 21	$19,965	$19,630	$20,106
Oct 21	$21,816	$20,556	$21,962
Nov 21	$21,457	$19,979	$21,589
Dec 21	$21,707	$20,759	$21,868
Jan 22	$20,338	$19,665	$20,286
Feb 22	$19,017	$19,217	$19,188
Mar 22	$19,037	$19,586	$19,298
Apr 22	$17,266	$18,025	$17,516
May 22	$16,914	$18,033	$17,030
Jun 22	$15,586	$16,485	$15,667
Jul 22	$17,307	$17,643	$17,423
Aug 22	$16,602	$17,032	$16,768
Sep 22	$14,994	$15,382	$15,132
Oct 22	$15,288	$16,305	$15,409
Nov 22	$16,792	$17,550	$16,735
Dec 22	$15,536	$16,891	$15,669
Jan 23	$17,789	$18,127	$17,892
Feb 23	$17,148	$17,621	$17,307
Mar 23	$17,873	$18,040	$18,013
Apr 23	$17,713	$18,266	$17,843
May 23	$17,569	$18,045	$17,688
Jun 23	$19,385	$19,093	$19,514
Jul 23	$19,999	$19,825	$20,162
Aug 23	$19,185	$19,247	$19,357
Sep 23	$18,153	$18,449	$18,341
Oct 23	$17,217	$17,826	$17,309
Nov 23	$18,761	$19,467	$18,933
Dec 23	$19,765	$20,492	$19,955
Jan 24	$19,226	$20,530	$19,507
Feb 24	$20,727	$21,398	$20,940
Mar 24	$20,890	$22,051	$21,084
Apr 24	$19,909	$21,322	$20,174
May 24	$20,053	$22,172	$20,183
Jun 24	$20,172	$22,562	$20,353
Jul 24	$20,513	$23,036	$20,744
Aug 24	$20,909	$23,561	$21,108
Sep 24	$22,315	$24,119	$22,622
Oct 24	$21,541	$23,562	$21,774
Nov 24	$23,052	$24,472	$23,254
Dec 24	$23,256	$23,820	$23,575
Jan 25	$24,216	$24,581	$24,470
Feb 25	$23,817	$24,360	$24,023
Mar 25	$22,391	$23,428	$22,569
Apr 25	$22,481	$23,653	$22,737
May 25	$23,846	$25,016	$24,129
Jun 25	$23,896	$26,146	$24,112
Jul 25	$23,863	$26,502	$24,165
Aug 25	$25,169	$27,248	$25,380
Sep 25	$26,359	$28,166	$26,680
Oct 25	$26,187	$28,727	$26,499
Nov 25	$26,035	$28,753	$26,321
Dec 25	$26,231	$29,050	$26,557
Jan 26	$26,438	$29,995	$26,818
Feb 26	$26,266	$30,491	$26,647
Mar 26	$23,876	$28,242	$23,909

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 251,912,828
Holdings Count | Holding		139
Advisory Fees Paid, Amount		$ 1,144,026
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$251,912,828
Number of Portfolio Holdings...
139
Net Investment Advisory Fees...
$1,144,026
Portfolio Turnover Rate...
17%

C000024195
Shareholder Report [Line Items]
Fund Name		iShares Global Consumer Staples ETF
Trading Symbol		KXI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Consumer Staples ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Staples ETF	$39	0.38%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Consumer Staples (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,978	$10,161	$9,978
May 16	$10,021	$10,176	$10,022
Jun 16	$10,371	$10,102	$10,375
Jul 16	$10,388	$10,554	$10,385
Aug 16	$10,306	$10,592	$10,304
Sep 16	$10,310	$10,669	$10,308
Oct 16	$9,957	$10,466	$9,948
Nov 16	$9,414	$10,573	$9,402
Dec 16	$9,691	$10,800	$9,675
Jan 17	$9,867	$11,095	$9,853
Feb 17	$10,310	$11,400	$10,296
Mar 17	$10,418	$11,535	$10,397
Apr 17	$10,595	$11,720	$10,571
May 17	$11,086	$11,959	$11,064
Jun 17	$10,838	$12,032	$10,815
Jul 17	$10,908	$12,362	$10,886
Aug 17	$10,891	$12,406	$10,871
Sep 17	$10,807	$12,670	$10,786
Oct 17	$10,781	$12,928	$10,765
Nov 17	$11,157	$13,182	$11,146
Dec 17	$11,375	$13,398	$11,363
Jan 18	$11,561	$14,119	$11,547
Feb 18	$10,742	$13,533	$10,727
Mar 18	$10,750	$13,271	$10,734
Apr 18	$10,540	$13,402	$10,523
May 18	$10,372	$13,453	$10,352
Jun 18	$10,660	$13,364	$10,640
Jul 18	$11,005	$13,728	$10,988
Aug 18	$10,923	$13,849	$10,903
Sep 18	$10,951	$13,873	$10,930
Oct 18	$10,775	$12,779	$10,753
Nov 18	$10,923	$12,976	$10,901
Dec 18	$10,169	$12,038	$10,144
Jan 19	$10,699	$13,007	$10,677
Feb 19	$10,933	$13,364	$10,917
Mar 19	$11,403	$13,499	$11,382
Apr 19	$11,621	$13,941	$11,593
May 19	$11,255	$13,118	$11,226
Jun 19	$11,736	$13,954	$11,703
Jul 19	$11,941	$13,986	$11,909
Aug 19	$12,142	$13,638	$12,109
Sep 19	$12,223	$13,920	$12,186
Oct 19	$12,158	$14,308	$12,121
Nov 19	$12,258	$14,658	$12,218
Dec 19	$12,539	$15,176	$12,494
Jan 20	$12,519	$14,971	$12,474
Feb 20	$11,388	$13,749	$11,354
Mar 20	$10,822	$11,771	$10,784
Apr 20	$11,474	$13,056	$11,432
May 20	$11,704	$13,664	$11,662
Jun 20	$11,789	$14,100	$11,744
Jul 20	$12,456	$14,812	$12,407
Aug 20	$12,821	$15,713	$12,771
Sep 20	$12,636	$15,227	$12,593
Oct 20	$12,129	$14,902	$12,086
Nov 20	$13,120	$16,802	$13,067
Dec 20	$13,493	$17,637	$13,435
Jan 21	$12,924	$17,609	$12,870
Feb 21	$12,596	$18,091	$12,543
Mar 21	$13,442	$18,540	$13,383
Apr 21	$13,861	$19,333	$13,793
May 21	$14,305	$19,618	$14,236
Jun 21	$14,277	$19,854	$14,201
Jul 21	$14,431	$19,937	$14,359
Aug 21	$14,572	$20,432	$14,506
Sep 21	$13,989	$19,630	$13,937
Oct 21	$14,431	$20,556	$14,363
Nov 21	$14,099	$19,979	$14,008
Dec 21	$15,309	$20,759	$15,229
Jan 22	$14,904	$19,665	$14,774
Feb 22	$14,729	$19,217	$14,672
Mar 22	$14,708	$19,586	$14,670
Apr 22	$14,809	$18,025	$14,769
May 22	$14,339	$18,033	$14,254
Jun 22	$13,822	$16,485	$13,714
Jul 22	$14,349	$17,643	$14,247
Aug 22	$13,901	$17,032	$13,851
Sep 22	$12,834	$15,382	$12,792
Oct 22	$13,592	$16,305	$13,525
Nov 22	$14,705	$17,550	$14,525
Dec 22	$14,408	$16,891	$14,319
Jan 23	$14,615	$18,127	$14,499
Feb 23	$14,230	$17,621	$14,174
Mar 23	$14,937	$18,040	$14,843
Apr 23	$15,556	$18,266	$15,453
May 23	$14,475	$18,045	$14,360
Jun 23	$14,938	$19,093	$14,828
Jul 23	$15,183	$19,825	$15,100
Aug 23	$14,670	$19,247	$14,583
Sep 23	$13,937	$18,449	$13,857
Oct 23	$13,725	$17,826	$13,615
Nov 23	$14,347	$19,467	$14,250
Dec 23	$14,750	$20,492	$14,646
Jan 24	$14,782	$20,530	$14,727
Feb 24	$14,853	$21,398	$14,735
Mar 24	$15,194	$22,051	$15,080
Apr 24	$14,975	$21,322	$14,876
May 24	$15,404	$22,172	$15,258
Jun 24	$15,140	$22,562	$15,015
Jul 24	$15,585	$23,036	$15,454
Aug 24	$16,371	$23,561	$16,230
Sep 24	$16,552	$24,119	$16,421
Oct 24	$15,782	$23,562	$15,634
Nov 24	$16,114	$24,472	$15,962
Dec 24	$15,370	$23,820	$15,245
Jan 25	$15,639	$24,581	$15,523
Feb 25	$16,376	$24,360	$16,227
Mar 25	$16,319	$23,428	$16,158
Apr 25	$16,865	$23,653	$16,701
May 25	$17,127	$25,016	$16,959
Jun 25	$16,857	$26,146	$16,657
Jul 25	$16,437	$26,502	$16,296
Aug 25	$16,906	$27,248	$16,729
Sep 25	$16,577	$28,166	$16,404
Oct 25	$16,371	$28,727	$16,207
Nov 25	$17,020	$28,753	$16,843
Dec 25	$16,850	$29,050	$16,671
Jan 26	$17,727	$29,995	$17,534
Feb 26	$19,173	$30,491	$18,960
Mar 26	$17,460	$28,242	$17,218

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 977,024,218
Holdings Count | Holding		98
Advisory Fees Paid, Amount		$ 3,322,247
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$977,024,218
Number of Portfolio Holdings...
98
Net Investment Advisory Fees...
$3,322,247
Portfolio Turnover Rate...
17%

C000012089
Shareholder Report [Line Items]
Fund Name		iShares Global Energy ETF
Trading Symbol		IXC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Energy ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Energy ETF	$46	0.38%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Energy 4.5/22.5/45 Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,882	$10,161	$10,884
May 16	$10,615	$10,176	$10,609
Jun 16	$11,102	$10,102	$11,099
Jul 16	$10,889	$10,554	$10,888
Aug 16	$10,961	$10,592	$10,956
Sep 16	$11,267	$10,669	$11,262
Oct 16	$11,122	$10,466	$11,120
Nov 16	$11,706	$10,573	$11,702
Dec 16	$12,128	$10,800	$12,124
Jan 17	$11,798	$11,095	$11,796
Feb 17	$11,547	$11,400	$11,532
Mar 17	$11,554	$11,535	$11,542
Apr 17	$11,300	$11,720	$11,289
May 17	$11,150	$11,959	$11,133
Jun 17	$10,974	$12,032	$10,953
Jul 17	$11,378	$12,362	$11,359
Aug 17	$11,038	$12,406	$11,014
Sep 17	$12,022	$12,670	$11,998
Oct 17	$12,079	$12,928	$12,064
Nov 17	$12,228	$13,182	$12,202
Dec 17	$12,789	$13,398	$12,766
Jan 18	$13,253	$14,119	$13,232
Feb 18	$12,063	$13,533	$12,035
Mar 18	$12,196	$13,271	$12,171
Apr 18	$13,325	$13,402	$13,297
May 18	$13,498	$13,453	$13,457
Jun 18	$13,617	$13,364	$13,580
Jul 18	$13,836	$13,728	$13,799
Aug 18	$13,351	$13,849	$13,309
Sep 18	$13,774	$13,873	$13,731
Oct 18	$12,498	$12,779	$12,460
Nov 18	$12,082	$12,976	$12,035
Dec 18	$10,923	$12,038	$10,875
Jan 19	$12,066	$13,007	$12,018
Feb 19	$12,386	$13,364	$12,330
Mar 19	$12,508	$13,499	$12,449
Apr 19	$12,538	$13,941	$12,482
May 19	$11,521	$13,118	$11,453
Jun 19	$12,317	$13,954	$12,247
Jul 19	$11,960	$13,986	$11,892
Aug 19	$11,081	$13,638	$11,012
Sep 19	$11,604	$13,920	$11,530
Oct 19	$11,464	$14,308	$11,389
Nov 19	$11,619	$14,658	$11,508
Dec 19	$12,270	$15,176	$12,153
Jan 20	$11,140	$14,971	$11,036
Feb 20	$9,596	$13,749	$9,498
Mar 20	$6,787	$11,771	$6,717
Apr 20	$7,834	$13,056	$7,752
May 20	$7,965	$13,664	$7,865
Jun 20	$7,909	$14,100	$7,809
Jul 20	$7,641	$14,812	$7,542
Aug 20	$7,742	$15,713	$7,633
Sep 20	$6,655	$15,227	$6,558
Oct 20	$6,294	$14,902	$6,200
Nov 20	$8,160	$16,802	$8,033
Dec 20	$8,501	$17,637	$8,367
Jan 21	$8,726	$17,609	$8,585
Feb 21	$10,053	$18,091	$9,877
Mar 21	$10,274	$18,540	$10,096
Apr 21	$10,324	$19,333	$10,143
May 21	$10,891	$19,618	$10,677
Jun 21	$11,265	$19,854	$11,051
Jul 21	$10,511	$19,937	$10,317
Aug 21	$10,418	$20,432	$10,214
Sep 21	$11,363	$19,630	$11,157
Oct 21	$12,286	$20,556	$12,056
Nov 21	$11,520	$19,979	$11,265
Dec 21	$11,981	$20,759	$11,740
Jan 22	$13,931	$19,665	$13,606
Feb 22	$14,597	$19,217	$14,295
Mar 22	$15,679	$19,586	$15,388
Apr 22	$15,405	$18,025	$15,145
May 22	$17,559	$18,033	$17,204
Jun 22	$14,967	$16,485	$14,616
Jul 22	$16,019	$17,643	$15,626
Aug 22	$16,303	$17,032	$15,949
Sep 22	$14,730	$15,382	$14,412
Oct 22	$17,708	$16,305	$17,280
Nov 22	$18,316	$17,550	$17,809
Dec 22	$17,711	$16,891	$17,239
Jan 23	$18,294	$18,127	$17,802
Feb 23	$17,384	$17,621	$16,985
Mar 23	$17,151	$18,040	$16,691
Apr 23	$17,869	$18,266	$17,385
May 23	$16,125	$18,045	$15,677
Jun 23	$17,231	$19,093	$16,744
Jul 23	$18,308	$19,825	$17,810
Aug 23	$18,623	$19,247	$18,097
Sep 23	$19,115	$18,449	$18,603
Oct 23	$18,319	$17,826	$17,786
Nov 23	$18,394	$19,467	$17,865
Dec 23	$18,430	$20,492	$17,904
Jan 24	$18,235	$20,530	$17,752
Feb 24	$18,554	$21,398	$18,006
Mar 24	$20,218	$22,051	$19,591
Apr 24	$20,299	$21,322	$19,739
May 24	$20,455	$22,172	$19,785
Jun 24	$19,998	$22,562	$19,369
Jul 24	$20,307	$23,036	$19,677
Aug 24	$20,195	$23,561	$19,543
Sep 24	$19,489	$24,119	$18,883
Oct 24	$19,477	$23,562	$18,823
Nov 24	$20,316	$24,472	$19,642
Dec 24	$18,814	$23,820	$18,171
Jan 25	$19,233	$24,581	$18,663
Feb 25	$19,779	$24,360	$19,100
Mar 25	$20,685	$23,428	$19,985
Apr 25	$18,272	$23,653	$17,701
May 25	$18,690	$25,016	$18,035
Jun 25	$19,632	$26,146	$18,949
Jul 25	$20,128	$26,502	$19,441
Aug 25	$20,982	$27,248	$20,230
Sep 25	$20,920	$28,166	$20,172
Oct 25	$20,882	$28,727	$20,128
Nov 25	$21,466	$28,753	$20,691
Dec 25	$21,441	$29,050	$20,656
Jan 26	$24,225	$29,995	$23,344
Feb 26	$26,465	$30,491	$25,408
Mar 26	$29,439	$28,242	$28,406

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,920,464,636
Holdings Count | Holding		55
Advisory Fees Paid, Amount		$ 7,086,878
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,920,464,636
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$7,086,878
Portfolio Turnover Rate...
3%

C000012100
Shareholder Report [Line Items]
Fund Name		iShares Global Financials ETF
Trading Symbol		IXG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Financials ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Financials ETF	$41	0.38%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Financials (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,360	$10,161	$10,359
May 16	$10,390	$10,176	$10,389
Jun 16	$9,811	$10,102	$9,807
Jul 16	$10,285	$10,554	$10,284
Aug 16	$10,657	$10,592	$10,659
Sep 16	$10,492	$10,669	$10,497
Oct 16	$10,762	$10,466	$10,768
Nov 16	$11,552	$10,573	$11,568
Dec 16	$11,990	$10,800	$12,010
Jan 17	$12,265	$11,095	$12,289
Feb 17	$12,593	$11,400	$12,621
Mar 17	$12,603	$11,535	$12,628
Apr 17	$12,680	$11,720	$12,704
May 17	$12,661	$11,959	$12,674
Jun 17	$13,227	$12,032	$13,245
Jul 17	$13,700	$12,362	$13,722
Aug 17	$13,496	$12,406	$13,518
Sep 17	$13,998	$12,670	$14,024
Oct 17	$14,214	$12,928	$14,240
Nov 17	$14,491	$13,182	$14,522
Dec 17	$14,799	$13,398	$14,832
Jan 18	$15,854	$14,119	$15,899
Feb 18	$15,218	$13,533	$15,265
Mar 18	$14,608	$13,271	$14,649
Apr 18	$14,727	$13,402	$14,769
May 18	$14,161	$13,453	$14,191
Jun 18	$13,863	$13,364	$13,898
Jul 18	$14,467	$13,728	$14,505
Aug 18	$14,295	$13,849	$14,332
Sep 18	$14,249	$13,873	$14,293
Oct 18	$13,369	$12,779	$13,409
Nov 18	$13,598	$12,976	$13,637
Dec 18	$12,435	$12,038	$12,470
Jan 19	$13,447	$13,007	$13,482
Feb 19	$13,807	$13,364	$13,843
Mar 19	$13,436	$13,499	$13,468
Apr 19	$14,371	$13,941	$14,409
May 19	$13,421	$13,118	$13,446
Jun 19	$14,252	$13,954	$14,281
Jul 19	$14,238	$13,986	$14,279
Aug 19	$13,499	$13,638	$13,540
Sep 19	$14,189	$13,920	$14,235
Oct 19	$14,596	$14,308	$14,649
Nov 19	$14,951	$14,658	$15,005
Dec 19	$15,463	$15,176	$15,513
Jan 20	$14,959	$14,971	$15,012
Feb 20	$13,557	$13,749	$13,611
Mar 20	$10,634	$11,771	$10,671
Apr 20	$11,318	$13,056	$11,380
May 20	$11,538	$13,664	$11,578
Jun 20	$11,880	$14,100	$11,925
Jul 20	$12,172	$14,812	$12,217
Aug 20	$12,779	$15,713	$12,826
Sep 20	$12,063	$15,227	$12,108
Oct 20	$11,944	$14,902	$11,988
Nov 20	$14,262	$16,802	$14,311
Dec 20	$14,986	$17,637	$15,041
Jan 21	$14,730	$17,609	$14,787
Feb 21	$16,140	$18,091	$16,203
Mar 21	$16,879	$18,540	$16,937
Apr 21	$17,688	$19,333	$17,744
May 21	$18,632	$19,618	$18,682
Jun 21	$17,900	$19,854	$17,958
Jul 21	$17,766	$19,937	$17,831
Aug 21	$18,379	$20,432	$18,453
Sep 21	$18,101	$19,630	$18,214
Oct 21	$19,183	$20,556	$19,250
Nov 21	$17,951	$19,979	$17,996
Dec 21	$18,754	$20,759	$18,824
Jan 22	$19,082	$19,665	$19,075
Feb 22	$18,513	$19,217	$18,604
Mar 22	$18,648	$19,586	$18,788
Apr 22	$16,991	$18,025	$17,126
May 22	$17,516	$18,033	$17,557
Jun 22	$15,752	$16,485	$15,762
Jul 22	$16,463	$17,643	$16,473
Aug 22	$15,980	$17,032	$16,065
Sep 22	$14,698	$15,382	$14,780
Oct 22	$16,007	$16,305	$16,052
Nov 22	$17,594	$17,550	$17,524
Dec 22	$17,099	$16,891	$17,155
Jan 23	$18,573	$18,127	$18,592
Feb 23	$18,110	$17,621	$18,191
Mar 23	$16,809	$18,040	$16,843
Apr 23	$17,395	$18,266	$17,412
May 23	$16,634	$18,045	$16,640
Jun 23	$17,690	$19,093	$17,714
Jul 23	$18,557	$19,825	$18,609
Aug 23	$17,818	$19,247	$17,875
Sep 23	$17,419	$18,449	$17,505
Oct 23	$16,909	$17,826	$16,922
Nov 23	$18,601	$19,467	$18,652
Dec 23	$19,652	$20,492	$19,706
Jan 24	$19,891	$20,530	$20,017
Feb 24	$20,672	$21,398	$20,724
Mar 24	$21,658	$22,051	$21,712
Apr 24	$20,914	$21,322	$21,012
May 24	$21,967	$22,172	$21,974
Jun 24	$21,655	$22,562	$21,693
Jul 24	$22,903	$23,036	$22,943
Aug 24	$23,783	$23,561	$23,815
Sep 24	$24,027	$24,119	$24,088
Oct 24	$24,119	$23,562	$24,170
Nov 24	$25,811	$24,472	$25,834
Dec 24	$24,713	$23,820	$24,778
Jan 25	$26,265	$24,581	$26,377
Feb 25	$26,972	$24,360	$27,000
Mar 25	$26,485	$23,428	$26,463
Apr 25	$26,586	$23,653	$26,611
May 25	$27,986	$25,016	$28,021
Jun 25	$28,900	$26,146	$28,899
Jul 25	$28,882	$26,502	$28,996
Aug 25	$30,016	$27,248	$30,077
Sep 25	$30,360	$28,166	$30,392
Oct 25	$29,751	$28,727	$29,803
Nov 25	$30,447	$28,753	$30,497
Dec 25	$31,747	$29,050	$31,834
Jan 26	$31,940	$29,995	$32,054
Feb 26	$31,576	$30,491	$31,699
Mar 26	$29,970	$28,242	$29,765

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 518,985,752
Holdings Count | Holding		223
Advisory Fees Paid, Amount		$ 2,144,233
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$518,985,752
Number of Portfolio Holdings...
223
Net Investment Advisory Fees...
$2,144,233
Portfolio Turnover Rate...
6%

C000012102
Shareholder Report [Line Items]
Fund Name		iShares Global Healthcare ETF
Trading Symbol		IXJ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Healthcare ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Healthcare ETF	$39	0.38%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Health Care (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,321	$10,161	$10,326
May 16	$10,469	$10,176	$10,474
Jun 16	$10,577	$10,102	$10,582
Jul 16	$11,036	$10,554	$11,044
Aug 16	$10,578	$10,592	$10,585
Sep 16	$10,555	$10,669	$10,561
Oct 16	$9,836	$10,466	$9,842
Nov 16	$9,851	$10,573	$9,857
Dec 16	$10,016	$10,800	$10,024
Jan 17	$10,222	$11,095	$10,233
Feb 17	$10,811	$11,400	$10,825
Mar 17	$10,852	$11,535	$10,859
Apr 17	$11,055	$11,720	$11,059
May 17	$11,320	$11,959	$11,325
Jun 17	$11,619	$12,032	$11,628
Jul 17	$11,643	$12,362	$11,655
Aug 17	$11,796	$12,406	$11,808
Sep 17	$11,959	$12,670	$11,972
Oct 17	$11,805	$12,928	$11,827
Nov 17	$12,077	$13,182	$12,098
Dec 17	$12,053	$13,398	$12,079
Jan 18	$12,733	$14,119	$12,785
Feb 18	$12,165	$13,533	$12,222
Mar 18	$11,905	$13,271	$11,948
Apr 18	$12,012	$13,402	$12,047
May 18	$12,038	$13,453	$12,067
Jun 18	$12,198	$13,364	$12,238
Jul 18	$12,956	$13,728	$12,997
Aug 18	$13,334	$13,849	$13,371
Sep 18	$13,635	$13,873	$13,685
Oct 18	$12,753	$12,779	$12,801
Nov 18	$13,462	$12,976	$13,512
Dec 18	$12,397	$12,038	$12,442
Jan 19	$12,999	$13,007	$13,046
Feb 19	$13,250	$13,364	$13,300
Mar 19	$13,368	$13,499	$13,413
Apr 19	$13,027	$13,941	$13,070
May 19	$12,743	$13,118	$12,776
Jun 19	$13,601	$13,954	$13,642
Jul 19	$13,436	$13,986	$13,479
Aug 19	$13,447	$13,638	$13,489
Sep 19	$13,460	$13,920	$13,502
Oct 19	$14,148	$14,308	$14,193
Nov 19	$14,757	$14,658	$14,803
Dec 19	$15,293	$15,176	$15,343
Jan 20	$15,060	$14,971	$15,111
Feb 20	$14,006	$13,749	$14,052
Mar 20	$13,533	$11,771	$13,575
Apr 20	$15,054	$13,056	$15,101
May 20	$15,587	$13,664	$15,633
Jun 20	$15,375	$14,100	$15,421
Jul 20	$15,986	$14,812	$16,034
Aug 20	$16,349	$15,713	$16,400
Sep 20	$16,062	$15,227	$16,120
Oct 20	$15,263	$14,902	$15,319
Nov 20	$16,631	$16,802	$16,692
Dec 20	$17,202	$17,637	$17,265
Jan 21	$17,287	$17,609	$17,350
Feb 21	$16,810	$18,091	$16,873
Mar 21	$17,325	$18,540	$17,382
Apr 21	$17,924	$19,333	$17,983
May 21	$18,350	$19,618	$18,413
Jun 21	$18,830	$19,854	$18,892
Jul 21	$19,483	$19,937	$19,541
Aug 21	$20,024	$20,432	$20,101
Sep 21	$18,961	$19,630	$19,055
Oct 21	$19,784	$20,556	$19,847
Nov 21	$19,100	$19,979	$19,156
Dec 21	$20,554	$20,759	$20,645
Jan 22	$19,146	$19,665	$19,166
Feb 22	$19,009	$19,217	$19,076
Mar 22	$19,914	$19,586	$20,029
Apr 22	$19,050	$18,025	$19,162
May 22	$19,229	$18,033	$19,287
Jun 22	$18,622	$16,485	$18,662
Jul 22	$19,197	$17,643	$19,249
Aug 22	$17,998	$17,032	$18,085
Sep 22	$17,282	$15,382	$17,380
Oct 22	$18,774	$16,305	$18,851
Nov 22	$19,906	$17,550	$19,877
Dec 22	$19,590	$16,891	$19,650
Jan 23	$19,452	$18,127	$19,491
Feb 23	$18,575	$17,621	$18,671
Mar 23	$19,230	$18,040	$19,282
Apr 23	$19,910	$18,266	$19,986
May 23	$19,151	$18,045	$19,178
Jun 23	$19,744	$19,093	$19,792
Jul 23	$19,976	$19,825	$20,053
Aug 23	$19,774	$19,247	$19,864
Sep 23	$19,137	$18,449	$19,222
Oct 23	$18,427	$17,826	$18,457
Nov 23	$19,443	$19,467	$19,509
Dec 23	$20,275	$20,492	$20,340
Jan 24	$20,766	$20,530	$20,875
Feb 24	$21,255	$21,398	$21,340
Mar 24	$21,772	$22,051	$21,835
Apr 24	$20,892	$21,322	$20,989
May 24	$21,521	$22,172	$21,564
Jun 24	$21,868	$22,562	$21,944
Jul 24	$22,595	$23,036	$22,659
Aug 24	$23,828	$23,561	$23,883
Sep 24	$23,115	$24,119	$23,165
Oct 24	$21,972	$23,562	$22,023
Nov 24	$21,790	$24,472	$21,829
Dec 24	$20,396	$23,820	$20,466
Jan 25	$21,701	$24,581	$21,778
Feb 25	$22,082	$24,360	$22,099
Mar 25	$21,601	$23,428	$21,595
Apr 25	$21,147	$23,653	$21,167
May 25	$20,341	$25,016	$20,329
Jun 25	$20,604	$26,146	$20,602
Jul 25	$19,872	$26,502	$19,981
Aug 25	$20,976	$27,248	$20,993
Sep 25	$21,243	$28,166	$21,176
Oct 25	$21,812	$28,727	$21,817
Nov 25	$23,606	$28,753	$23,616
Dec 25	$23,425	$29,050	$23,466
Jan 26	$23,775	$29,995	$23,798
Feb 26	$24,520	$30,491	$24,538
Mar 26	$22,547	$28,242	$22,428

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,591,275,317
Holdings Count | Holding		116
Advisory Fees Paid, Amount		$ 15,095,256
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,591,275,317
Number of Portfolio Holdings...
116
Net Investment Advisory Fees...
$15,095,256
Portfolio Turnover Rate...
2%

C000024196
Shareholder Report [Line Items]
Fund Name		iShares Global Industrials ETF
Trading Symbol		EXI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Industrials ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Industrials ETF	$43	0.38%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Industrials (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,153	$10,161	$10,152
May 16	$10,099	$10,176	$10,090
Jun 16	$9,977	$10,102	$9,972
Jul 16	$10,437	$10,554	$10,439
Aug 16	$10,546	$10,592	$10,547
Sep 16	$10,600	$10,669	$10,600
Oct 16	$10,378	$10,466	$10,383
Nov 16	$10,797	$10,573	$10,791
Dec 16	$10,912	$10,800	$10,907
Jan 17	$11,197	$11,095	$11,195
Feb 17	$11,522	$11,400	$11,517
Mar 17	$11,638	$11,535	$11,633
Apr 17	$11,960	$11,720	$11,954
May 17	$12,198	$11,959	$12,189
Jun 17	$12,320	$12,032	$12,316
Jul 17	$12,399	$12,362	$12,395
Aug 17	$12,468	$12,406	$12,459
Sep 17	$12,964	$12,670	$12,953
Oct 17	$13,161	$12,928	$13,160
Nov 17	$13,402	$13,182	$13,394
Dec 17	$13,627	$13,398	$13,618
Jan 18	$14,363	$14,119	$14,360
Feb 18	$13,732	$13,533	$13,717
Mar 18	$13,382	$13,271	$13,371
Apr 18	$13,279	$13,402	$13,268
May 18	$13,463	$13,453	$13,443
Jun 18	$13,093	$13,364	$13,071
Jul 18	$13,725	$13,728	$13,709
Aug 18	$13,700	$13,849	$13,682
Sep 18	$13,922	$13,873	$13,905
Oct 18	$12,488	$12,779	$12,475
Nov 18	$12,744	$12,976	$12,729
Dec 18	$11,676	$12,038	$11,663
Jan 19	$12,770	$13,007	$12,766
Feb 19	$13,361	$13,364	$13,355
Mar 19	$13,320	$13,499	$13,312
Apr 19	$13,911	$13,941	$13,905
May 19	$12,967	$13,118	$12,952
Jun 19	$13,898	$13,954	$13,890
Jul 19	$13,841	$13,986	$13,838
Aug 19	$13,466	$13,638	$13,460
Sep 19	$13,848	$13,920	$13,848
Oct 19	$14,264	$14,308	$14,270
Nov 19	$14,733	$14,658	$14,735
Dec 19	$14,892	$15,176	$14,901
Jan 20	$14,761	$14,971	$14,775
Feb 20	$13,322	$13,749	$13,329
Mar 20	$10,912	$11,771	$10,918
Apr 20	$11,736	$13,056	$11,746
May 20	$12,488	$13,664	$12,491
Jun 20	$12,807	$14,100	$12,812
Jul 20	$13,247	$14,812	$13,253
Aug 20	$14,442	$15,713	$14,450
Sep 20	$14,316	$15,227	$14,325
Oct 20	$13,933	$14,902	$13,945
Nov 20	$16,130	$16,802	$16,143
Dec 20	$16,511	$17,637	$16,529
Jan 21	$16,054	$17,609	$16,076
Feb 21	$16,875	$18,091	$16,896
Mar 21	$17,925	$18,540	$17,943
Apr 21	$18,423	$19,333	$18,442
May 21	$19,036	$19,618	$19,066
Jun 21	$18,636	$19,854	$18,657
Jul 21	$18,922	$19,937	$18,934
Aug 21	$19,257	$20,432	$19,294
Sep 21	$18,313	$19,630	$18,389
Oct 21	$19,157	$20,556	$19,181
Nov 21	$18,383	$19,979	$18,400
Dec 21	$19,403	$20,759	$19,440
Jan 22	$18,247	$19,665	$18,194
Feb 22	$17,831	$19,217	$17,886
Mar 22	$18,201	$19,586	$18,323
Apr 22	$16,726	$18,025	$16,830
May 22	$16,765	$18,033	$16,780
Jun 22	$15,301	$16,485	$15,286
Jul 22	$16,743	$17,643	$16,718
Aug 22	$15,953	$17,032	$16,020
Sep 22	$14,313	$15,382	$14,374
Oct 22	$15,910	$16,305	$15,948
Nov 22	$17,529	$17,550	$17,388
Dec 22	$17,026	$16,891	$17,059
Jan 23	$18,034	$18,127	$18,025
Feb 23	$17,798	$17,621	$17,859
Mar 23	$18,241	$18,040	$18,253
Apr 23	$18,337	$18,266	$18,351
May 23	$17,834	$18,045	$17,835
Jun 23	$19,434	$19,093	$19,436
Jul 23	$19,933	$19,825	$19,984
Aug 23	$19,281	$19,247	$19,339
Sep 23	$18,251	$18,449	$18,324
Oct 23	$17,586	$17,826	$17,573
Nov 23	$19,322	$19,467	$19,366
Dec 23	$20,717	$20,492	$20,767
Jan 24	$20,572	$20,530	$20,727
Feb 24	$21,885	$21,398	$21,933
Mar 24	$22,701	$22,051	$22,746
Apr 24	$21,969	$21,322	$22,087
May 24	$22,680	$22,172	$22,683
Jun 24	$22,178	$22,562	$22,219
Jul 24	$23,121	$23,036	$23,202
Aug 24	$23,756	$23,561	$23,790
Sep 24	$24,450	$24,119	$24,501
Oct 24	$23,759	$23,562	$23,828
Nov 24	$24,824	$24,472	$24,854
Dec 24	$23,322	$23,820	$23,431
Jan 25	$24,415	$24,581	$24,556
Feb 25	$24,452	$24,360	$24,466
Mar 25	$24,011	$23,428	$24,001
Apr 25	$24,591	$23,653	$24,629
May 25	$26,597	$25,016	$26,673
Jun 25	$27,533	$26,146	$27,554
Jul 25	$27,869	$26,502	$28,018
Aug 25	$28,112	$27,248	$28,246
Sep 25	$28,869	$28,166	$28,919
Oct 25	$29,044	$28,727	$29,127
Nov 25	$28,675	$28,753	$28,758
Dec 25	$29,283	$29,050	$29,412
Jan 26	$31,355	$29,995	$31,496
Feb 26	$33,506	$30,491	$33,653
Mar 26	$30,358	$28,242	$30,102

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,177,242,085
Holdings Count | Holding		216
Advisory Fees Paid, Amount		$ 3,789,863
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,177,242,085
Number of Portfolio Holdings...
216
Net Investment Advisory Fees...
$3,789,863
Portfolio Turnover Rate...
6%

C000024198
Shareholder Report [Line Items]
Fund Name		iShares Global Materials ETF
Trading Symbol		MXI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Materials ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Materials ETF	$44	0.38%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Materials (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,840	$10,161	$10,847
May 16	$10,321	$10,176	$10,323
Jun 16	$10,338	$10,102	$10,343
Jul 16	$11,039	$10,554	$11,045
Aug 16	$11,124	$10,592	$11,127
Sep 16	$11,310	$10,669	$11,311
Oct 16	$11,321	$10,466	$11,328
Nov 16	$11,596	$10,573	$11,608
Dec 16	$11,740	$10,800	$11,752
Jan 17	$12,587	$11,095	$12,604
Feb 17	$12,517	$11,400	$12,536
Mar 17	$12,613	$11,535	$12,632
Apr 17	$12,657	$11,720	$12,680
May 17	$12,691	$11,959	$12,706
Jun 17	$12,859	$12,032	$12,877
Jul 17	$13,532	$12,362	$13,554
Aug 17	$13,858	$12,406	$13,886
Sep 17	$14,080	$12,670	$14,102
Oct 17	$14,507	$12,928	$14,534
Nov 17	$14,617	$13,182	$14,625
Dec 17	$15,209	$13,398	$15,223
Jan 18	$16,008	$14,119	$16,026
Feb 18	$15,157	$13,533	$15,177
Mar 18	$14,610	$13,271	$14,625
Apr 18	$14,896	$13,402	$14,919
May 18	$15,031	$13,453	$15,050
Jun 18	$14,822	$13,364	$14,844
Jul 18	$15,154	$13,728	$15,179
Aug 18	$14,674	$13,849	$14,697
Sep 18	$14,828	$13,873	$14,854
Oct 18	$13,459	$12,779	$13,485
Nov 18	$13,280	$12,976	$13,309
Dec 18	$12,806	$12,038	$12,833
Jan 19	$13,777	$13,007	$13,815
Feb 19	$14,113	$13,364	$14,156
Mar 19	$14,298	$13,499	$14,339
Apr 19	$14,578	$13,941	$14,625
May 19	$13,532	$13,118	$13,566
Jun 19	$14,933	$13,954	$14,978
Jul 19	$14,569	$13,986	$14,613
Aug 19	$13,956	$13,638	$13,998
Sep 19	$14,350	$13,920	$14,394
Oct 19	$14,683	$14,308	$14,733
Nov 19	$14,958	$14,658	$15,009
Dec 19	$15,631	$15,176	$15,686
Jan 20	$14,754	$14,971	$14,813
Feb 20	$13,288	$13,749	$13,340
Mar 20	$11,487	$11,771	$11,533
Apr 20	$13,057	$13,056	$13,117
May 20	$13,903	$13,664	$13,969
Jun 20	$14,518	$14,100	$14,584
Jul 20	$15,559	$14,812	$15,635
Aug 20	$16,318	$15,713	$16,399
Sep 20	$16,224	$15,227	$16,311
Oct 20	$15,771	$14,902	$15,860
Nov 20	$17,949	$16,802	$18,054
Dec 20	$19,094	$17,637	$19,210
Jan 21	$18,876	$17,609	$18,993
Feb 21	$19,612	$18,091	$19,734
Mar 21	$20,306	$18,540	$20,430
Apr 21	$21,455	$19,333	$21,593
May 21	$22,346	$19,618	$22,502
Jun 21	$21,559	$19,854	$21,686
Jul 21	$22,083	$19,937	$22,219
Aug 21	$21,879	$20,432	$22,044
Sep 21	$20,192	$19,630	$20,392
Oct 21	$21,075	$20,556	$21,220
Nov 21	$20,605	$19,979	$20,720
Dec 21	$22,026	$20,759	$22,178
Jan 22	$21,244	$19,665	$21,302
Feb 22	$21,644	$19,217	$21,775
Mar 22	$22,781	$19,586	$23,034
Apr 22	$21,338	$18,025	$21,630
May 22	$21,726	$18,033	$21,894
Jun 22	$18,450	$16,485	$18,514
Jul 22	$19,109	$17,643	$19,148
Aug 22	$18,360	$17,032	$18,556
Sep 22	$16,913	$15,382	$17,077
Oct 22	$17,888	$16,305	$18,006
Nov 22	$20,759	$17,550	$20,672
Dec 22	$20,007	$16,891	$20,120
Jan 23	$22,189	$18,127	$22,270
Feb 23	$20,784	$17,621	$20,995
Mar 23	$21,240	$18,040	$21,365
Apr 23	$21,124	$18,266	$21,226
May 23	$19,647	$18,045	$19,730
Jun 23	$21,178	$19,093	$21,279
Jul 23	$22,219	$19,825	$22,380
Aug 23	$21,129	$19,247	$21,319
Sep 23	$20,242	$18,449	$20,447
Oct 23	$19,641	$17,826	$19,722
Nov 23	$21,431	$19,467	$21,605
Dec 23	$22,907	$20,492	$23,089
Jan 24	$21,570	$20,530	$21,878
Feb 24	$22,086	$21,398	$22,235
Mar 24	$23,448	$22,051	$23,599
Apr 24	$22,727	$21,322	$23,000
May 24	$23,519	$22,172	$23,599
Jun 24	$22,544	$22,562	$22,694
Jul 24	$23,250	$23,036	$23,386
Aug 24	$23,631	$23,561	$23,785
Sep 24	$24,763	$24,119	$24,999
Oct 24	$23,259	$23,562	$23,437
Nov 24	$22,946	$24,472	$23,072
Dec 24	$21,016	$23,820	$21,190
Jan 25	$22,018	$24,581	$22,265
Feb 25	$22,245	$24,360	$22,386
Mar 25	$22,084	$23,428	$22,137
Apr 25	$22,236	$23,653	$22,392
May 25	$22,934	$25,016	$23,070
Jun 25	$23,428	$26,146	$23,532
Jul 25	$23,082	$26,502	$23,293
Aug 25	$24,661	$27,248	$24,863
Sep 25	$25,340	$28,166	$25,495
Oct 25	$24,683	$28,727	$24,851
Nov 25	$25,688	$28,753	$25,861
Dec 25	$26,684	$29,050	$26,901
Jan 26	$29,106	$29,995	$29,505
Feb 26	$32,089	$30,491	$32,367
Mar 26	$29,334	$28,242	$29,201

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 318,902,953
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 931,833
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$318,902,953
Number of Portfolio Holdings...
92
Net Investment Advisory Fees...
$931,833
Portfolio Turnover Rate...
11%

C000012035
Shareholder Report [Line Items]
Fund Name		iShares Global Tech ETF
Trading Symbol		IXN
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Tech ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Tech ETF	$44	0.38%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Information Technology 4.5/22.5/45 Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,542	$10,161	$9,546
May 16	$9,979	$10,176	$9,980
Jun 16	$9,792	$10,102	$9,795
Jul 16	$10,602	$10,554	$10,609
Aug 16	$10,837	$10,592	$10,843
Sep 16	$11,107	$10,669	$11,116
Oct 16	$11,046	$10,466	$11,059
Nov 16	$10,967	$10,573	$10,977
Dec 16	$11,122	$10,800	$11,130
Jan 17	$11,651	$11,095	$11,663
Feb 17	$12,164	$11,400	$12,175
Mar 17	$12,540	$11,535	$12,559
Apr 17	$12,890	$11,720	$12,914
May 17	$13,503	$11,959	$13,527
Jun 17	$13,287	$12,032	$13,313
Jul 17	$13,883	$12,362	$13,914
Aug 17	$14,261	$12,406	$14,295
Sep 17	$14,438	$12,670	$14,474
Oct 17	$15,513	$12,928	$15,555
Nov 17	$15,655	$13,182	$15,696
Dec 17	$15,657	$13,398	$15,700
Jan 18	$16,813	$14,119	$16,866
Feb 18	$16,665	$13,533	$16,714
Mar 18	$16,095	$13,271	$16,161
Apr 18	$16,099	$13,402	$16,154
May 18	$17,012	$13,453	$17,074
Jun 18	$16,831	$13,364	$16,895
Jul 18	$17,103	$13,728	$17,175
Aug 18	$18,083	$13,849	$18,163
Sep 18	$17,940	$13,873	$18,017
Oct 18	$16,416	$12,779	$16,485
Nov 18	$16,107	$12,976	$16,173
Dec 18	$14,853	$12,038	$14,914
Jan 19	$15,944	$13,007	$16,015
Feb 19	$16,887	$13,364	$16,958
Mar 19	$17,594	$13,499	$17,669
Apr 19	$18,665	$13,941	$18,750
May 19	$17,081	$13,118	$17,155
Jun 19	$18,611	$13,954	$18,691
Jul 19	$19,071	$13,986	$19,159
Aug 19	$18,719	$13,638	$18,808
Sep 19	$19,124	$13,920	$19,216
Oct 19	$19,920	$14,308	$20,019
Nov 19	$20,888	$14,658	$20,994
Dec 19	$21,927	$15,176	$22,043
Jan 20	$22,537	$14,971	$22,663
Feb 20	$20,955	$13,749	$21,068
Mar 20	$19,059	$11,771	$19,158
Apr 20	$21,529	$13,056	$21,646
May 20	$22,947	$13,664	$23,071
Jun 20	$24,611	$14,100	$24,745
Jul 20	$26,192	$14,812	$26,342
Aug 20	$28,762	$15,713	$28,929
Sep 20	$27,572	$15,227	$27,736
Oct 20	$26,204	$14,902	$26,365
Nov 20	$29,481	$16,802	$29,666
Dec 20	$31,523	$17,637	$31,731
Jan 21	$31,491	$17,609	$31,681
Feb 21	$31,906	$18,091	$32,098
Mar 21	$32,205	$18,540	$32,405
Apr 21	$33,877	$19,333	$34,113
May 21	$33,591	$19,618	$33,853
Jun 21	$35,564	$19,854	$35,808
Jul 21	$36,696	$19,937	$36,930
Aug 21	$37,992	$20,432	$38,296
Sep 21	$35,766	$19,630	$36,083
Oct 21	$38,238	$20,556	$38,532
Nov 21	$39,427	$19,979	$39,740
Dec 21	$40,805	$20,759	$41,152
Jan 22	$37,775	$19,665	$37,967
Feb 22	$35,839	$19,217	$36,123
Mar 22	$36,678	$19,586	$37,069
Apr 22	$32,518	$18,025	$32,871
May 22	$32,407	$18,033	$32,711
Jun 22	$29,065	$16,485	$29,312
Jul 22	$32,788	$17,643	$33,048
Aug 22	$30,693	$17,032	$31,014
Sep 22	$26,881	$15,382	$27,171
Oct 22	$28,910	$16,305	$29,208
Nov 22	$31,279	$17,550	$31,420
Dec 22	$28,649	$16,891	$28,914
Jan 23	$31,648	$18,127	$31,936
Feb 23	$31,436	$17,621	$31,795
Mar 23	$34,718	$18,040	$35,052
Apr 23	$34,582	$18,266	$34,913
May 23	$37,652	$18,045	$38,028
Jun 23	$39,834	$19,093	$40,218
Jul 23	$40,593	$19,825	$41,019
Aug 23	$39,657	$19,247	$40,088
Sep 23	$37,058	$18,449	$37,467
Oct 23	$37,039	$17,826	$37,402
Nov 23	$41,972	$19,467	$42,452
Dec 23	$43,770	$20,492	$44,286
Jan 24	$44,888	$20,530	$45,463
Feb 24	$47,262	$21,398	$47,775
Mar 24	$48,105	$22,051	$48,659
Apr 24	$45,315	$21,322	$45,969
May 24	$49,058	$22,172	$49,595
Jun 24	$53,359	$22,562	$54,063
Jul 24	$51,961	$23,036	$52,487
Aug 24	$52,367	$23,561	$53,006
Sep 24	$53,188	$24,119	$53,891
Oct 24	$51,857	$23,562	$52,676
Nov 24	$53,958	$24,472	$54,585
Dec 24	$54,713	$23,820	$55,509
Jan 25	$54,020	$24,581	$54,945
Feb 25	$53,240	$24,360	$54,032
Mar 25	$48,898	$23,428	$49,439
Apr 25	$49,724	$23,653	$50,423
May 25	$54,299	$25,016	$55,155
Jun 25	$59,635	$26,146	$60,470
Jul 25	$61,909	$26,502	$62,984
Aug 25	$61,731	$27,248	$62,750
Sep 25	$66,656	$28,166	$67,619
Oct 25	$71,413	$28,727	$72,571
Nov 25	$67,479	$28,753	$68,504
Dec 25	$68,587	$29,050	$69,706
Jan 26	$69,864	$29,995	$71,150
Feb 26	$69,536	$30,491	$70,789
Mar 26	$65,159	$28,242	$65,530

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 6,258,609,900
Holdings Count | Holding		130
Advisory Fees Paid, Amount		$ 22,035,065
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$6,258,609,900
Number of Portfolio Holdings...
130
Net Investment Advisory Fees...
$22,035,065
Portfolio Turnover Rate...
32%

C000024197
Shareholder Report [Line Items]
Fund Name		iShares Global Utilities ETF
Trading Symbol		JXI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Utilities ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Utilities ETF	$45	0.39%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.39%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Utilities (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,965	$10,161	$9,966
May 16	$9,954	$10,176	$9,949
Jun 16	$10,483	$10,102	$10,479
Jul 16	$10,557	$10,554	$10,554
Aug 16	$10,017	$10,592	$10,002
Sep 16	$10,092	$10,669	$10,075
Oct 16	$9,994	$10,466	$9,979
Nov 16	$9,337	$10,573	$9,316
Dec 16	$9,752	$10,800	$9,723
Jan 17	$9,845	$11,095	$9,813
Feb 17	$10,265	$11,400	$10,232
Mar 17	$10,461	$11,535	$10,425
Apr 17	$10,515	$11,720	$10,480
May 17	$11,137	$11,959	$11,099
Jun 17	$10,862	$12,032	$10,821
Jul 17	$11,148	$12,362	$11,105
Aug 17	$11,511	$12,406	$11,462
Sep 17	$11,232	$12,670	$11,181
Oct 17	$11,542	$12,928	$11,493
Nov 17	$11,731	$13,182	$11,673
Dec 17	$11,189	$13,398	$11,130
Jan 18	$11,067	$14,119	$11,006
Feb 18	$10,560	$13,533	$10,494
Mar 18	$10,997	$13,271	$10,923
Apr 18	$11,275	$13,402	$11,204
May 18	$11,004	$13,453	$10,925
Jun 18	$11,237	$13,364	$11,156
Jul 18	$11,455	$13,728	$11,374
Aug 18	$11,379	$13,849	$11,291
Sep 18	$11,319	$13,873	$11,229
Oct 18	$11,283	$12,779	$11,193
Nov 18	$11,684	$12,976	$11,588
Dec 18	$11,415	$12,038	$11,318
Jan 19	$11,999	$13,007	$11,898
Feb 19	$12,304	$13,364	$12,190
Mar 19	$12,581	$13,499	$12,466
Apr 19	$12,574	$13,941	$12,461
May 19	$12,467	$13,118	$12,343
Jun 19	$12,935	$13,954	$12,804
Jul 19	$12,888	$13,986	$12,751
Aug 19	$13,338	$13,638	$13,189
Sep 19	$13,829	$13,920	$13,675
Oct 19	$13,865	$14,308	$13,715
Nov 19	$13,606	$14,658	$13,452
Dec 19	$14,157	$15,176	$13,996
Jan 20	$14,994	$14,971	$14,826
Feb 20	$13,841	$13,749	$13,679
Mar 20	$12,224	$11,771	$12,075
Apr 20	$12,571	$13,056	$12,434
May 20	$13,147	$13,664	$12,981
Jun 20	$12,995	$14,100	$12,829
Jul 20	$13,928	$14,812	$13,738
Aug 20	$13,711	$15,713	$13,519
Sep 20	$13,665	$15,227	$13,470
Oct 20	$13,921	$14,902	$13,725
Nov 20	$14,603	$16,802	$14,391
Dec 20	$14,875	$17,637	$14,661
Jan 21	$14,714	$17,609	$14,499
Feb 21	$13,891	$18,091	$13,683
Mar 21	$14,999	$18,540	$14,765
Apr 21	$15,484	$19,333	$15,243
May 21	$15,418	$19,618	$15,165
Jun 21	$14,913	$19,854	$14,666
Jul 21	$15,388	$19,937	$15,139
Aug 21	$15,923	$20,432	$15,650
Sep 21	$14,772	$19,630	$14,526
Oct 21	$15,543	$20,556	$15,271
Nov 21	$15,214	$19,979	$14,919
Dec 21	$16,484	$20,759	$16,177
Jan 22	$16,058	$19,665	$15,718
Feb 22	$15,888	$19,217	$15,613
Mar 22	$16,737	$19,586	$16,456
Apr 22	$16,116	$18,025	$15,850
May 22	$16,671	$18,033	$16,329
Jun 22	$15,549	$16,485	$15,210
Jul 22	$16,325	$17,643	$15,972
Aug 22	$16,044	$17,032	$15,728
Sep 22	$14,177	$15,382	$13,903
Oct 22	$14,659	$16,305	$14,326
Nov 22	$15,908	$17,550	$15,451
Dec 22	$15,808	$16,891	$15,436
Jan 23	$15,860	$18,127	$15,462
Feb 23	$15,097	$17,621	$14,761
Mar 23	$15,912	$18,040	$15,529
Apr 23	$16,430	$18,266	$16,021
May 23	$15,559	$18,045	$15,125
Jun 23	$15,962	$19,093	$15,532
Jul 23	$16,205	$19,825	$15,788
Aug 23	$15,296	$19,247	$14,890
Sep 23	$14,452	$18,449	$14,044
Oct 23	$14,562	$17,826	$14,124
Nov 23	$15,527	$19,467	$15,071
Dec 23	$15,941	$20,492	$15,466
Jan 24	$15,366	$20,530	$14,950
Feb 24	$15,220	$21,398	$14,748
Mar 24	$16,094	$22,051	$15,582
Apr 24	$16,181	$21,322	$15,688
May 24	$17,472	$22,172	$16,876
Jun 24	$16,583	$22,562	$16,039
Jul 24	$17,712	$23,036	$17,121
Aug 24	$18,541	$23,561	$17,911
Sep 24	$19,555	$24,119	$18,902
Oct 24	$19,022	$23,562	$18,371
Nov 24	$19,422	$24,472	$18,744
Dec 24	$18,006	$23,820	$17,386
Jan 25	$18,478	$24,581	$17,857
Feb 25	$18,889	$24,360	$18,229
Mar 25	$19,386	$23,428	$18,690
Apr 25	$20,025	$23,653	$19,318
May 25	$20,678	$25,016	$19,895
Jun 25	$21,001	$26,146	$20,185
Jul 25	$21,414	$26,502	$20,621
Aug 25	$21,365	$27,248	$20,556
Sep 25	$22,137	$28,166	$21,294
Oct 25	$22,766	$28,727	$21,901
Nov 25	$23,359	$28,753	$22,452
Dec 25	$22,662	$29,050	$21,794
Jan 26	$23,547	$29,995	$22,649
Feb 26	$25,782	$30,491	$24,773
Mar 26	$24,870	$28,242	$23,805

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 318,886,379
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 846,371
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$318,886,379
Number of Portfolio Holdings...
69
Net Investment Advisory Fees...
$846,371
Portfolio Turnover Rate...
6%

C000049095
Shareholder Report [Line Items]
Fund Name		iShares Asia 50 ETF
Trading Symbol		AIA
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Asia 50 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia 50 ETF	$63	0.50%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.50%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	S&P Asia 50 Capped Index (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,920	$10,310	$9,954
May 16	$9,816	$10,202	$9,857
Jun 16	$10,231	$9,904	$10,280
Jul 16	$10,785	$10,409	$10,844
Aug 16	$11,212	$10,414	$11,282
Sep 16	$11,461	$10,563	$11,540
Oct 16	$11,329	$10,330	$11,414
Nov 16	$11,189	$10,142	$11,283
Dec 16	$10,962	$10,444	$11,016
Jan 17	$11,680	$10,783	$11,746
Feb 17	$11,990	$10,935	$12,061
Mar 17	$12,338	$11,209	$12,451
Apr 17	$12,605	$11,461	$12,730
May 17	$13,197	$11,870	$13,336
Jun 17	$13,448	$11,892	$13,595
Jul 17	$14,186	$12,251	$14,356
Aug 17	$14,337	$12,249	$14,524
Sep 17	$14,341	$12,557	$14,530
Oct 17	$15,135	$12,779	$15,347
Nov 17	$15,371	$12,923	$15,596
Dec 17	$15,731	$13,173	$15,933
Jan 18	$17,102	$13,785	$17,326
Feb 18	$16,175	$13,143	$16,386
Mar 18	$16,005	$12,932	$16,224
Apr 18	$16,206	$13,234	$16,450
May 18	$15,853	$13,000	$16,113
Jun 18	$15,117	$12,801	$15,354
Jul 18	$15,120	$13,048	$15,364
Aug 18	$15,084	$12,857	$15,346
Sep 18	$15,043	$12,938	$15,298
Oct 18	$13,253	$11,824	$13,476
Nov 18	$13,816	$11,841	$14,070
Dec 18	$13,538	$11,220	$13,794
Jan 19	$14,615	$12,050	$14,897
Feb 19	$14,828	$12,328	$15,121
Mar 19	$14,911	$12,361	$15,195
Apr 19	$15,385	$12,683	$15,689
May 19	$13,919	$12,052	$14,209
Jun 19	$15,071	$12,747	$15,382
Jul 19	$14,827	$12,578	$15,142
Aug 19	$13,986	$12,260	$14,297
Sep 19	$14,522	$12,614	$14,841
Oct 19	$15,142	$13,053	$15,485
Nov 19	$15,132	$13,219	$15,494
Dec 19	$16,495	$13,700	$16,891
Jan 20	$15,772	$13,398	$16,158
Feb 20	$15,417	$12,194	$15,803
Mar 20	$14,017	$10,438	$14,357
Apr 20	$14,865	$11,245	$15,437
May 20	$14,727	$11,776	$15,114
Jun 20	$16,304	$12,175	$16,735
Jul 20	$17,554	$12,542	$18,035
Aug 20	$18,042	$13,227	$18,558
Sep 20	$17,778	$12,927	$18,278
Oct 20	$18,582	$12,465	$19,127
Nov 20	$20,382	$14,365	$21,008
Dec 20	$22,109	$15,149	$22,803
Jan 21	$23,641	$15,023	$24,365
Feb 21	$23,839	$15,396	$24,574
Mar 21	$23,018	$15,741	$23,747
Apr 21	$23,570	$16,256	$24,387
May 21	$23,180	$16,790	$24,291
Jun 21	$23,411	$16,608	$24,200
Jul 21	$21,350	$16,672	$22,126
Aug 21	$21,271	$16,962	$22,123
Sep 21	$20,016	$16,446	$20,806
Oct 21	$20,457	$16,854	$21,334
Nov 21	$19,459	$16,018	$20,306
Dec 21	$19,732	$16,796	$20,585
Jan 22	$19,968	$15,899	$20,225
Feb 22	$18,568	$15,683	$19,233
Mar 22	$17,642	$15,838	$18,649
Apr 22	$16,588	$14,764	$17,567
May 22	$16,963	$14,854	$17,795
Jun 22	$16,185	$13,373	$16,759
Jul 22	$15,630	$14,082	$16,289
Aug 22	$15,412	$13,462	$16,156
Sep 22	$13,002	$12,098	$13,593
Oct 22	$11,857	$12,740	$12,368
Nov 22	$15,112	$14,092	$15,436
Dec 22	$14,983	$14,022	$15,678
Jan 23	$17,037	$15,180	$17,687
Feb 23	$15,372	$14,785	$16,067
Mar 23	$16,271	$15,090	$16,997
Apr 23	$15,525	$15,446	$16,100
May 23	$15,290	$14,856	$15,990
Jun 23	$15,799	$15,513	$16,456
Jul 23	$16,811	$16,072	$17,462
Aug 23	$15,445	$15,439	$16,151
Sep 23	$14,773	$14,883	$15,502
Oct 23	$14,365	$14,193	$15,005
Nov 23	$15,351	$15,574	$16,131
Dec 23	$15,709	$16,473	$16,508
Jan 24	$14,677	$16,419	$15,393
Feb 24	$15,598	$16,728	$16,396
Mar 24	$16,471	$17,291	$17,373
Apr 24	$16,612	$16,824	$17,631
May 24	$17,278	$17,415	$18,007
Jun 24	$18,313	$17,165	$19,313
Jul 24	$18,205	$17,740	$18,949
Aug 24	$18,366	$18,231	$19,343
Sep 24	$19,729	$18,449	$21,116
Oct 24	$19,381	$17,483	$20,601
Nov 24	$18,863	$17,499	$19,662
Dec 24	$18,917	$17,008	$20,084
Jan 25	$19,448	$17,807	$20,558
Feb 25	$20,324	$18,037	$21,546
Mar 25	$20,097	$17,951	$20,983
Apr 25	$19,528	$18,806	$20,661
May 25	$20,790	$19,744	$22,151
Jun 25	$22,635	$20,378	$23,793
Jul 25	$23,343	$20,229	$24,766
Aug 25	$23,709	$21,093	$24,894
Sep 25	$26,376	$21,607	$27,842
Oct 25	$27,622	$21,970	$29,274
Nov 25	$26,742	$22,127	$28,144
Dec 25	$27,809	$22,851	$29,434
Jan 26	$31,246	$24,255	$33,386
Feb 26	$33,555	$25,712	$35,823
Mar 26	$30,150	$22,860	$30,703

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,337,159,616
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 6,991,864
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,337,159,616
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$6,991,864
Portfolio Turnover Rate...
33%

C000235105
Shareholder Report [Line Items]
Fund Name		iShares Blockchain and Tech ETF
Trading Symbol		IBLC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Blockchain and Tech ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Blockchain and Tech ETF	$60	0.47%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.47%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 25, 2022 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	NYSE® FactSet® Global Blockchain Technologies Index (Net)
Mar 22	$10,000	$10,000	$10,000
Apr 22	$8,956	$9,780	$8,998
May 22	$7,261	$9,792	$7,281
Jun 22	$4,881	$8,966	$4,890
Jul 22	$6,902	$9,592	$6,917
Aug 22	$6,666	$9,239	$6,686
Sep 22	$5,685	$8,355	$5,705
Oct 22	$5,762	$8,859	$5,772
Nov 22	$4,762	$9,546	$4,740
Dec 22	$3,912	$9,170	$3,901
Jan 23	$6,027	$9,828	$6,005
Feb 23	$5,823	$9,546	$5,788
Mar 23	$6,429	$9,840	$6,380
Apr 23	$6,642	$9,982	$6,578
May 23	$7,098	$9,875	$7,024
Jun 23	$7,699	$10,448	$7,606
Jul 23	$9,448	$10,830	$9,335
Aug 23	$7,356	$10,528	$7,264
Sep 23	$6,400	$10,092	$6,324
Oct 23	$6,377	$9,789	$6,295
Nov 23	$8,059	$10,693	$7,959
Dec 23	$11,805	$11,206	$11,662
Jan 24	$9,296	$11,272	$9,178
Feb 24	$11,854	$11,756	$11,694
Mar 24	$12,702	$12,125	$12,534
Apr 24	$10,176	$11,725	$10,033
May 24	$11,207	$12,201	$11,046
Jun 24	$12,834	$12,473	$12,662
Jul 24	$13,083	$12,674	$12,917
Aug 24	$11,364	$12,996	$11,218
Sep 24	$11,892	$13,297	$11,761
Oct 24	$12,747	$12,999	$12,596
Nov 24	$17,502	$13,485	$17,303
Dec 24	$13,938	$13,166	$13,787
Jan 25	$14,560	$13,608	$14,390
Feb 25	$12,377	$13,526	$12,237
Mar 25	$10,098	$12,992	$9,974
Apr 25	$10,929	$13,113	$10,798
May 25	$12,644	$13,867	$12,496
Jun 25	$15,991	$14,489	$15,803
Jul 25	$17,245	$14,686	$17,066
Aug 25	$18,199	$15,048	$18,001
Sep 25	$22,546	$15,594	$22,325
Oct 25	$25,149	$15,943	$24,901
Nov 25	$20,555	$15,941	$20,335
Dec 25	$17,809	$16,107	$17,630
Jan 26	$18,719	$16,584	$18,542
Feb 26	$16,903	$16,798	$16,742
Mar 26	$15,880	$15,591	$15,707

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 67,745,096
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 306,096
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$67,745,096
Number of Portfolio Holdings...
45
Net Investment Advisory Fees...
$306,096
Portfolio Turnover Rate...
69%

C000065073
Shareholder Report [Line Items]
Fund Name		iShares Emerging Markets Infrastructure ETF
Trading Symbol		EMIF
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Emerging Markets Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Infrastructure ETF	$72	0.60%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.60%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Emerging Broad Market Index (Net)	S&P Emerging Markets Plus Infrastructure Index™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,206	$10,103	$10,257
May 16	$9,815	$9,776	$9,749
Jun 16	$10,241	$10,152	$10,178
Jul 16	$10,588	$10,636	$10,480
Aug 16	$10,746	$10,914	$10,541
Sep 16	$10,471	$11,037	$10,213
Oct 16	$10,368	$11,135	$10,174
Nov 16	$9,739	$10,606	$9,580
Dec 16	$9,767	$10,629	$9,617
Jan 17	$10,004	$11,174	$9,855
Feb 17	$10,424	$11,560	$10,236
Mar 17	$10,946	$11,805	$10,742
Apr 17	$10,959	$12,070	$10,819
May 17	$10,942	$12,269	$10,768
Jun 17	$11,210	$12,387	$11,035
Jul 17	$11,790	$13,139	$11,687
Aug 17	$11,850	$13,534	$11,750
Sep 17	$11,804	$13,457	$11,700
Oct 17	$11,881	$13,806	$11,803
Nov 17	$11,378	$13,843	$11,293
Dec 17	$11,726	$14,371	$11,641
Jan 18	$12,239	$15,605	$12,118
Feb 18	$11,654	$14,961	$11,540
Mar 18	$11,408	$14,564	$11,264
Apr 18	$11,308	$14,458	$11,170
May 18	$10,809	$14,038	$10,650
Jun 18	$10,189	$13,484	$10,021
Jul 18	$10,554	$13,848	$10,385
Aug 18	$10,226	$13,358	$9,983
Sep 18	$10,327	$13,172	$10,135
Oct 18	$9,922	$12,170	$9,796
Nov 18	$10,142	$12,730	$10,063
Dec 18	$10,202	$12,387	$10,055
Jan 19	$10,989	$13,348	$10,872
Feb 19	$10,814	$13,446	$10,718
Mar 19	$10,491	$13,678	$10,410
Apr 19	$10,374	$13,968	$10,229
May 19	$10,096	$13,137	$9,916
Jun 19	$10,785	$13,860	$10,606
Jul 19	$10,855	$13,768	$10,683
Aug 19	$10,484	$13,145	$10,323
Sep 19	$10,521	$13,323	$10,364
Oct 19	$11,216	$13,847	$11,070
Nov 19	$10,982	$13,865	$10,844
Dec 19	$11,815	$14,797	$11,706
Jan 20	$11,088	$14,160	$10,995
Feb 20	$9,733	$13,433	$9,655
Mar 20	$7,415	$11,151	$7,359
Apr 20	$8,051	$12,215	$8,078
May 20	$8,231	$12,366	$8,181
Jun 20	$8,262	$13,297	$8,218
Jul 20	$8,167	$14,409	$8,123
Aug 20	$8,050	$14,797	$8,009
Sep 20	$7,864	$14,469	$7,830
Oct 20	$7,530	$14,763	$7,496
Nov 20	$8,771	$16,068	$8,748
Dec 20	$9,477	$17,044	$9,454
Jan 21	$8,969	$17,531	$8,948
Feb 21	$9,154	$17,794	$9,157
Mar 21	$9,515	$17,514	$9,505
Apr 21	$9,281	$18,024	$9,275
May 21	$9,577	$18,296	$9,576
Jun 21	$9,684	$18,564	$9,690
Jul 21	$9,345	$17,443	$9,359
Aug 21	$9,680	$17,950	$9,708
Sep 21	$9,866	$17,386	$9,915
Oct 21	$9,546	$17,557	$9,579
Nov 21	$8,922	$16,936	$8,959
Dec 21	$9,709	$17,204	$9,728
Jan 22	$9,502	$17,041	$9,492
Feb 22	$9,244	$16,455	$9,531
Mar 22	$9,151	$16,077	$9,210
Apr 22	$8,742	$15,205	$8,823
May 22	$9,385	$15,206	$9,451
Jun 22	$8,798	$14,405	$8,842
Jul 22	$8,463	$14,333	$8,504
Aug 22	$8,666	$14,537	$8,745
Sep 22	$7,662	$13,046	$7,742
Oct 22	$7,896	$12,584	$7,963
Nov 22	$8,802	$14,251	$8,839
Dec 22	$8,516	$14,096	$8,599
Jan 23	$9,115	$15,033	$9,187
Feb 23	$8,631	$14,194	$8,714
Mar 23	$8,866	$14,497	$8,956
Apr 23	$8,968	$14,420	$9,049
May 23	$8,738	$14,122	$8,829
Jun 23	$9,161	$14,721	$9,252
Jul 23	$9,365	$15,615	$9,458
Aug 23	$8,708	$14,817	$8,813
Sep 23	$8,610	$14,538	$8,726
Oct 23	$8,041	$14,020	$8,139
Nov 23	$8,607	$15,027	$8,719
Dec 23	$9,182	$15,570	$9,304
Jan 24	$8,833	$15,030	$8,956
Feb 24	$9,162	$15,656	$9,302
Mar 24	$9,306	$15,856	$9,442
Apr 24	$9,353	$16,143	$9,518
May 24	$9,543	$16,328	$9,685
Jun 24	$9,212	$16,805	$9,363
Jul 24	$9,207	$16,887	$9,368
Aug 24	$9,440	$17,221	$9,612
Sep 24	$9,934	$18,546	$9,931
Oct 24	$9,466	$17,843	$9,443
Nov 24	$9,134	$17,347	$9,103
Dec 24	$9,203	$17,377	$9,201
Jan 25	$9,272	$17,427	$9,265
Feb 25	$9,190	$17,418	$9,188
Mar 25	$9,295	$17,527	$9,296
Apr 25	$9,806	$17,675	$9,829
May 25	$10,240	$18,453	$10,272
Jun 25	$10,706	$19,327	$10,726
Jul 25	$10,713	$19,629	$10,751
Aug 25	$11,102	$20,110	$11,131
Sep 25	$11,516	$21,210	$11,564
Oct 25	$11,651	$21,570	$11,703
Nov 25	$12,230	$21,204	$12,288
Dec 25	$12,201	$21,544	$12,276
Jan 26	$13,165	$22,727	$13,246
Feb 26	$13,838	$23,287	$13,922
Mar 26	$12,906	$20,922	$12,948

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 13,948,804
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 51,823
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$13,948,804
Number of Portfolio Holdings...
32
Net Investment Advisory Fees...
$51,823
Portfolio Turnover Rate...
28%

C000012045
Shareholder Report [Line Items]
Fund Name		iShares Europe ETF
Trading Symbol		IEV
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Europe ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Europe ETF	$65	0.59%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.59%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	S&P Europe 350™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,252	$10,310	$10,251
May 16	$10,196	$10,202	$10,192
Jun 16	$9,756	$9,904	$9,752
Jul 16	$10,154	$10,409	$10,157
Aug 16	$10,177	$10,414	$10,180
Sep 16	$10,255	$10,563	$10,262
Oct 16	$9,922	$10,330	$9,932
Nov 16	$9,704	$10,142	$9,717
Dec 16	$10,220	$10,444	$10,243
Jan 17	$10,425	$10,783	$10,451
Feb 17	$10,543	$10,935	$10,576
Mar 17	$10,965	$11,209	$10,998
Apr 17	$11,345	$11,461	$11,379
May 17	$11,898	$11,870	$11,928
Jun 17	$11,768	$11,892	$11,798
Jul 17	$12,118	$12,251	$12,154
Aug 17	$12,115	$12,249	$12,160
Sep 17	$12,519	$12,557	$12,571
Oct 17	$12,572	$12,779	$12,633
Nov 17	$12,591	$12,923	$12,652
Dec 17	$12,770	$13,173	$12,836
Jan 18	$13,450	$13,785	$13,526
Feb 18	$12,643	$13,143	$12,717
Mar 18	$12,495	$12,932	$12,568
Apr 18	$12,856	$13,234	$12,926
May 18	$12,434	$13,000	$12,494
Jun 18	$12,353	$12,801	$12,416
Jul 18	$12,768	$13,048	$12,840
Aug 18	$12,394	$12,857	$12,469
Sep 18	$12,441	$12,938	$12,522
Oct 18	$11,492	$11,824	$11,571
Nov 18	$11,381	$11,841	$11,466
Dec 18	$10,852	$11,220	$10,939
Jan 19	$11,553	$12,050	$11,659
Feb 19	$11,936	$12,328	$12,053
Mar 19	$12,030	$12,361	$12,143
Apr 19	$12,448	$12,683	$12,560
May 19	$11,775	$12,052	$11,874
Jun 19	$12,564	$12,747	$12,671
Jul 19	$12,313	$12,578	$12,424
Aug 19	$11,992	$12,260	$12,107
Sep 19	$12,328	$12,614	$12,451
Oct 19	$12,723	$13,053	$12,863
Nov 19	$12,917	$13,219	$13,063
Dec 19	$13,411	$13,700	$13,569
Jan 20	$13,067	$13,398	$13,229
Feb 20	$11,844	$12,194	$11,995
Mar 20	$10,152	$10,438	$10,281
Apr 20	$10,742	$11,245	$10,874
May 20	$11,226	$11,776	$11,364
Jun 20	$11,699	$12,175	$11,844
Jul 20	$12,125	$12,542	$12,281
Aug 20	$12,624	$13,227	$12,791
Sep 20	$12,177	$12,927	$12,358
Oct 20	$11,470	$12,465	$11,648
Nov 20	$13,453	$14,365	$13,661
Dec 20	$14,081	$15,149	$14,307
Jan 21	$13,865	$15,023	$14,092
Feb 21	$14,221	$15,396	$14,461
Mar 21	$14,677	$15,741	$14,912
Apr 21	$15,346	$16,256	$15,587
May 21	$16,018	$16,790	$16,265
Jun 21	$15,783	$16,608	$16,017
Jul 21	$16,030	$16,672	$16,297
Aug 21	$16,279	$16,962	$16,560
Sep 21	$15,472	$16,446	$15,789
Oct 21	$16,225	$16,854	$16,498
Nov 21	$15,448	$16,018	$15,641
Dec 21	$16,382	$16,796	$16,684
Jan 22	$15,844	$15,899	$15,943
Feb 22	$15,147	$15,683	$15,495
Mar 22	$15,071	$15,838	$15,478
Apr 22	$14,201	$14,764	$14,597
May 22	$14,553	$14,854	$14,705
Jun 22	$13,147	$13,373	$13,245
Jul 22	$13,791	$14,082	$13,896
Aug 22	$12,818	$13,462	$13,035
Sep 22	$11,637	$12,098	$11,909
Oct 22	$12,562	$12,740	$12,760
Nov 22	$14,311	$14,092	$14,214
Dec 22	$14,062	$14,022	$14,223
Jan 23	$15,334	$15,180	$15,460
Feb 23	$15,053	$14,785	$15,352
Mar 23	$15,503	$15,090	$15,723
Apr 23	$16,144	$15,446	$16,376
May 23	$15,313	$14,856	$15,422
Jun 23	$15,992	$15,513	$16,178
Jul 23	$16,414	$16,072	$16,685
Aug 23	$15,749	$15,439	$16,015
Sep 23	$15,106	$14,883	$15,393
Oct 23	$14,657	$14,193	$14,818
Nov 23	$16,039	$15,574	$16,291
Dec 23	$16,850	$16,473	$17,097
Jan 24	$16,692	$16,419	$17,081
Feb 24	$17,086	$16,728	$17,357
Mar 24	$17,723	$17,291	$18,006
Apr 24	$17,294	$16,824	$17,672
May 24	$18,369	$17,415	$18,526
Jun 24	$17,803	$17,165	$18,109
Jul 24	$18,238	$17,740	$18,509
Aug 24	$18,950	$18,231	$19,229
Sep 24	$18,982	$18,449	$19,308
Oct 24	$17,938	$17,483	$18,182
Nov 24	$17,595	$17,499	$17,887
Dec 24	$17,138	$17,008	$17,457
Jan 25	$18,199	$17,807	$18,650
Feb 25	$19,025	$18,037	$19,332
Mar 25	$19,042	$17,951	$19,288
Apr 25	$19,772	$18,806	$20,102
May 25	$20,686	$19,744	$21,020
Jun 25	$21,148	$20,378	$21,435
Jul 25	$20,574	$20,229	$21,091
Aug 25	$21,416	$21,093	$21,813
Sep 25	$21,939	$21,607	$22,261
Oct 25	$22,019	$21,970	$22,444
Nov 25	$22,352	$22,127	$22,792
Dec 25	$23,140	$22,851	$23,702
Jan 26	$24,214	$24,255	$24,784
Feb 26	$25,009	$25,712	$25,566
Mar 26	$22,921	$22,860	$23,029

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,628,891,506
Holdings Count | Holding		367
Advisory Fees Paid, Amount		$ 11,344,781
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,628,891,506
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$11,344,781
Portfolio Turnover Rate...
4%

C000201209
Shareholder Report [Line Items]
Fund Name		iShares Future AI & Tech ETF
Trading Symbol		ARTY
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Future AI & Tech ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future AI & Tech ETF	$58	0.47%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.47%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 26, 2018 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Morningstar® Global Artificial Intelligence Select Index℠ (Spliced)
May 18	$10,000	$10,000	$10,000
Jun 18	$9,954	$10,010	$9,949
Jul 18	$9,929	$10,312	$9,924
Aug 18	$10,622	$10,393	$10,615
Sep 18	$10,561	$10,438	$10,561
Oct 18	$9,055	$9,656	$9,045
Nov 18	$9,287	$9,797	$9,273
Dec 18	$8,476	$9,107	$8,458
Jan 19	$9,597	$9,826	$9,590
Feb 19	$10,360	$10,089	$10,353
Mar 19	$10,322	$10,216	$10,323
Apr 19	$10,807	$10,561	$10,815
May 19	$9,588	$9,934	$9,598
Jun 19	$10,499	$10,585	$10,512
Jul 19	$10,584	$10,616	$10,601
Aug 19	$10,249	$10,364	$10,271
Sep 19	$10,300	$10,582	$10,335
Oct 19	$10,601	$10,871	$10,636
Nov 19	$10,910	$11,137	$10,943
Dec 19	$11,432	$11,529	$11,475
Jan 20	$11,478	$11,402	$11,525
Feb 20	$10,888	$10,481	$10,936
Mar 20	$9,474	$9,066	$9,514
Apr 20	$10,909	$10,037	$10,980
May 20	$11,712	$10,474	$11,766
Jun 20	$12,552	$10,808	$12,616
Jul 20	$13,364	$11,380	$13,440
Aug 20	$14,381	$12,077	$14,475
Sep 20	$13,858	$11,687	$13,947
Oct 20	$14,117	$11,403	$14,210
Nov 20	$16,022	$12,808	$16,140
Dec 20	$16,990	$13,403	$17,115
Jan 21	$18,605	$13,342	$18,770
Feb 21	$19,626	$13,651	$19,811
Mar 21	$18,353	$14,016	$18,514
Apr 21	$18,524	$14,629	$18,681
May 21	$18,280	$14,850	$18,463
Jun 21	$19,194	$15,052	$19,394
Jul 21	$18,548	$15,156	$18,695
Aug 21	$19,049	$15,535	$19,238
Sep 21	$18,159	$14,894	$18,351
Oct 21	$19,211	$15,654	$19,426
Nov 21	$18,599	$15,277	$18,830
Dec 21	$18,155	$15,888	$18,407
Jan 22	$16,121	$15,108	$16,202
Feb 22	$15,446	$14,717	$15,599
Mar 22	$15,016	$15,036	$15,285
Apr 22	$12,867	$13,833	$13,110
May 22	$12,808	$13,849	$12,985
Jun 22	$11,642	$12,681	$11,766
Jul 22	$12,466	$13,567	$12,595
Aug 22	$12,049	$13,067	$12,247
Sep 22	$10,496	$11,816	$10,658
Oct 22	$10,672	$12,530	$10,824
Nov 22	$11,807	$13,501	$11,839
Dec 22	$11,263	$12,970	$11,426
Jan 23	$13,119	$13,900	$13,256
Feb 23	$13,068	$13,501	$13,250
Mar 23	$13,767	$13,918	$13,896
Apr 23	$12,854	$14,118	$12,962
May 23	$13,534	$13,967	$13,672
Jun 23	$14,574	$14,778	$14,697
Jul 23	$15,277	$15,318	$15,421
Aug 23	$14,211	$14,890	$14,377
Sep 23	$13,474	$14,275	$13,634
Oct 23	$12,716	$13,845	$12,790
Nov 23	$14,463	$15,124	$14,607
Dec 23	$15,318	$15,850	$15,482
Jan 24	$14,405	$15,943	$14,607
Feb 24	$15,107	$16,627	$15,303
Mar 24	$15,232	$17,149	$15,419
Apr 24	$14,354	$16,583	$14,607
May 24	$14,862	$17,257	$15,023
Jun 24	$14,850	$17,641	$15,058
Jul 24	$14,979	$17,925	$15,164
Aug 24	$14,956	$18,381	$15,135
Sep 24	$15,270	$18,808	$15,464
Oct 24	$14,961	$18,386	$15,169
Nov 24	$16,470	$19,073	$16,680
Dec 24	$16,509	$18,622	$16,763
Jan 25	$17,341	$19,247	$17,621
Feb 25	$16,094	$19,131	$16,315
Mar 25	$14,074	$18,375	$14,236
Apr 25	$14,476	$18,547	$14,673
May 25	$16,440	$19,612	$16,698
Jun 25	$18,316	$20,493	$18,585
Jul 25	$19,398	$20,771	$19,752
Aug 25	$19,026	$21,284	$19,394
Sep 25	$20,428	$22,055	$20,761
Oct 25	$22,805	$22,549	$23,208
Nov 25	$21,273	$22,546	$21,629
Dec 25	$21,503	$22,781	$21,904
Jan 26	$23,061	$23,457	$23,568
Feb 26	$22,777	$23,758	$23,305
Mar 26	$20,755	$22,052	$20,843

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,063,628,665
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 7,420,811
InvestmentCompanyPortfolioTurnover		91.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,063,628,665
Number of Portfolio Holdings...
53
Net Investment Advisory Fees...
$7,420,811
Portfolio Turnover Rate...
91%

C000240080
Shareholder Report [Line Items]
Fund Name		iShares Future Metaverse Tech and Communications ETF
Trading Symbol		IVRS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Future Metaverse Tech and Communications ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Metaverse Tech and Communications ETF	$46	0.47%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.47%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: February 14, 2023 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Morningstar® Global Metaverse & Virtual Interaction Select℠ (Net)
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,485	$9,637	$9,488
Mar 23	$10,482	$9,935	$10,477
Apr 23	$10,262	$10,077	$10,271
May 23	$10,981	$9,969	$10,990
Jun 23	$11,543	$10,548	$11,553
Jul 23	$12,169	$10,934	$12,190
Aug 23	$11,430	$10,629	$11,464
Sep 23	$10,941	$10,189	$10,987
Oct 23	$10,776	$9,883	$10,787
Nov 23	$12,158	$10,795	$12,202
Dec 23	$12,796	$11,314	$12,838
Jan 24	$12,519	$11,380	$12,596
Feb 24	$12,922	$11,868	$12,995
Mar 24	$12,969	$12,241	$13,019
Apr 24	$12,201	$11,837	$12,314
May 24	$12,540	$12,318	$12,559
Jun 24	$12,915	$12,592	$12,986
Jul 24	$12,772	$12,795	$12,841
Aug 24	$13,049	$13,120	$13,136
Sep 24	$13,490	$13,425	$13,634
Oct 24	$13,373	$13,124	$13,450
Nov 24	$14,062	$13,615	$14,124
Dec 24	$13,750	$13,292	$13,876
Jan 25	$14,242	$13,739	$14,346
Feb 25	$14,231	$13,656	$14,320
Mar 25	$13,590	$13,116	$13,675
Apr 25	$13,854	$13,239	$13,972
May 25	$14,684	$14,000	$14,816
Jun 25	$15,725	$14,628	$15,850
Jul 25	$16,650	$14,827	$16,844
Aug 25	$17,430	$15,193	$17,600
Sep 25	$17,858	$15,743	$18,044
Oct 25	$16,823	$16,095	$17,010
Nov 25	$16,018	$16,093	$16,168
Dec 25	$15,480	$16,262	$15,668
Jan 26	$14,929	$16,743	$15,126
Feb 26	$13,742	$16,959	$13,930
Mar 26	$12,908	$15,741	$12,922

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 7,163,385
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 35,084
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$7,163,385
Number of Portfolio Holdings...
42
Net Investment Advisory Fees...
$35,084
Portfolio Turnover Rate...
79%

C000064225
Shareholder Report [Line Items]
Fund Name		iShares India 50 ETF
Trading Symbol		INDY
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares India 50 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares India 50 ETF	$69	0.73%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.73%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	Nifty 50 Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,086	$10,055	$10,145
May 16	$10,373	$9,679	$10,415
Jun 16	$10,531	$10,066	$10,585
Jul 16	$11,055	$10,573	$11,139
Aug 16	$11,268	$10,835	$11,345
Sep 16	$11,089	$10,975	$11,191
Oct 16	$11,085	$11,001	$11,185
Nov 16	$10,310	$10,495	$10,411
Dec 16	$10,317	$10,518	$10,450
Jan 17	$10,808	$11,093	$10,935
Feb 17	$11,370	$11,433	$11,546
Mar 17	$12,094	$11,721	$12,274
Apr 17	$12,337	$11,978	$12,566
May 17	$12,727	$12,332	$12,963
Jun 17	$12,596	$12,456	$12,853
Jul 17	$13,414	$13,199	$13,743
Aug 17	$13,256	$13,493	$13,588
Sep 17	$12,753	$13,440	$13,132
Oct 17	$13,500	$13,911	$13,993
Nov 17	$13,436	$13,939	$13,915
Dec 17	$13,961	$14,439	$14,475
Jan 18	$14,630	$15,643	$15,219
Feb 18	$13,615	$14,921	$14,160
Mar 18	$13,153	$14,624	$13,657
Apr 18	$13,582	$14,579	$14,173
May 18	$13,473	$14,062	$14,042
Jun 18	$13,271	$13,478	$13,834
Jul 18	$14,046	$13,774	$14,680
Aug 18	$13,979	$13,402	$14,622
Sep 18	$12,894	$13,331	$13,395
Oct 18	$12,062	$12,170	$12,491
Nov 18	$13,346	$12,671	$13,882
Dec 18	$13,341	$12,336	$13,848
Jan 19	$13,054	$13,416	$13,560
Feb 19	$13,012	$13,446	$13,529
Mar 19	$14,343	$13,559	$14,973
Apr 19	$14,396	$13,844	$15,073
May 19	$14,592	$12,840	$15,287
Jun 19	$14,630	$13,641	$15,295
Jul 19	$13,934	$13,474	$14,513
Aug 19	$13,333	$12,817	$13,891
Sep 19	$13,927	$13,062	$14,570
Oct 19	$14,398	$13,613	$15,096
Nov 19	$14,410	$13,594	$15,150
Dec 19	$14,676	$14,608	$15,370
Jan 20	$14,444	$13,927	$15,116
Feb 20	$13,417	$13,193	$14,000
Mar 20	$9,838	$11,161	$10,280
Apr 20	$11,360	$12,183	$11,878
May 20	$10,960	$12,276	$11,472
Jun 20	$11,795	$13,179	$12,360
Jul 20	$12,792	$14,356	$13,435
Aug 20	$13,360	$14,674	$14,060
Sep 20	$13,173	$14,438	$13,859
Oct 20	$13,569	$14,736	$14,307
Nov 20	$14,978	$16,099	$15,955
Dec 20	$16,242	$17,282	$17,438
Jan 21	$15,869	$17,812	$17,035
Feb 21	$16,668	$17,948	$18,048
Mar 21	$16,965	$17,677	$18,352
Apr 21	$16,657	$18,117	$18,050
May 21	$17,883	$18,325	$19,476
Jun 21	$17,794	$18,570	$19,408
Jul 21	$17,847	$17,320	$19,471
Aug 21	$19,523	$17,773	$21,581
Sep 21	$19,641	$17,067	$21,840
Oct 21	$19,656	$17,235	$21,740
Nov 21	$18,834	$16,533	$20,831
Dec 21	$19,373	$16,843	$21,526
Jan 22	$19,508	$16,524	$21,432
Feb 22	$18,586	$16,030	$20,593
Mar 22	$18,928	$15,668	$21,295
Apr 22	$18,330	$14,796	$20,680
May 22	$17,714	$14,862	$19,825
Jun 22	$16,826	$13,874	$18,571
Jul 22	$18,068	$13,840	$20,152
Aug 22	$18,146	$13,898	$20,849
Sep 22	$17,301	$12,269	$19,601
Oct 22	$17,885	$11,888	$20,320
Nov 22	$18,865	$13,651	$21,517
Dec 22	$17,851	$13,459	$20,443
Jan 23	$17,803	$14,522	$20,141
Feb 23	$17,231	$13,580	$19,572
Mar 23	$17,492	$13,992	$19,751
Apr 23	$18,135	$13,833	$20,648
May 23	$18,211	$13,601	$21,011
Jun 23	$19,020	$14,117	$21,974
Jul 23	$19,449	$14,996	$22,581
Aug 23	$18,927	$14,072	$21,917
Sep 23	$19,181	$13,704	$22,286
Oct 23	$18,691	$13,172	$21,618
Nov 23	$19,579	$14,226	$22,791
Dec 23	$20,895	$14,782	$24,654
Jan 24	$20,967	$14,095	$24,708
Feb 24	$21,193	$14,766	$25,073
Mar 24	$21,468	$15,091	$25,317
Apr 24	$21,523	$15,200	$25,621
May 24	$21,589	$15,285	$25,618
Jun 24	$22,780	$15,888	$27,380
Jul 24	$23,342	$15,936	$28,358
Aug 24	$23,524	$16,193	$28,695
Sep 24	$23,878	$17,274	$29,373
Oct 24	$22,518	$16,506	$27,482
Nov 24	$22,471	$15,913	$27,279
Dec 24	$21,735	$15,891	$26,380
Jan 25	$21,401	$16,175	$25,958
Feb 25	$20,250	$16,253	$24,208
Mar 25	$21,667	$16,356	$26,347
Apr 25	$22,563	$16,571	$27,584
May 25	$22,668	$17,278	$27,756
Jun 25	$23,160	$18,317	$28,628
Jul 25	$22,076	$18,674	$27,251
Aug 25	$21,669	$18,913	$26,731
Sep 25	$21,648	$20,266	$26,766
Oct 25	$22,550	$21,113	$28,007
Nov 25	$22,856	$20,608	$28,329
Dec 25	$22,695	$21,225	$28,114
Jan 26	$21,602	$23,104	$26,636
Feb 26	$21,713	$24,374	$26,794
Mar 26	$19,125	$21,190	$22,795

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Mar. 31, 2025
AssetsNet		$ 557,377,974
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 4,872,568
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$557,377,974
Number of Portfolio Holdings...
53
Net Investment Advisory Fees...
$4,872,568
Portfolio Turnover Rate...
19%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000224636
Shareholder Report [Line Items]
Fund Name		iShares International Developed Small Cap Value Factor ETF
Trading Symbol		ISVL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares International Developed Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Small Cap Value Factor ETF	$37	0.31%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.31%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: March 23, 2021 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE All World ex-US Index (Net)	FTSE Developed ex US ex Korea Small Cap Focused Value Index (Net)	FTSE All-World Index (Net)
Feb 21	$10,000	$10,000	$10,000	$10,000
Mar 21	$9,957	$9,982	$9,954	$10,073
Apr 21	$10,353	$10,276	$10,354	$10,507
May 21	$10,739	$10,587	$10,743	$10,671
Jun 21	$10,450	$10,526	$10,453	$10,804
Jul 21	$10,774	$10,363	$10,779	$10,872
Aug 21	$10,838	$10,567	$10,851	$11,143
Sep 21	$10,433	$10,240	$10,483	$10,689
Oct 21	$10,827	$10,461	$10,839	$11,223
Nov 21	$10,194	$9,994	$10,185	$10,939
Dec 21	$10,774	$10,419	$10,798	$11,389
Jan 22	$10,315	$10,040	$10,269	$10,842
Feb 22	$10,190	$9,857	$10,236	$10,566
Mar 22	$10,197	$9,880	$10,308	$10,793
Apr 22	$9,665	$9,270	$9,769	$9,940
May 22	$9,734	$9,322	$9,758	$9,951
Jun 22	$8,696	$8,522	$8,680	$9,116
Jul 22	$9,366	$8,813	$9,344	$9,738
Aug 22	$8,786	$8,545	$8,848	$9,387
Sep 22	$7,828	$7,691	$7,882	$8,488
Oct 22	$8,269	$7,916	$8,299	$8,992
Nov 22	$9,257	$8,840	$9,116	$9,694
Dec 22	$9,258	$8,790	$9,278	$9,331
Jan 23	$9,991	$9,482	$9,990	$9,991
Feb 23	$9,775	$9,149	$9,855	$9,703
Mar 23	$9,733	$9,357	$9,754	$9,996
Apr 23	$10,044	$9,519	$10,062	$10,146
May 23	$9,569	$9,190	$9,571	$10,037
Jun 23	$9,901	$9,592	$9,919	$10,606
Jul 23	$10,306	$9,986	$10,367	$10,994
Aug 23	$9,984	$9,555	$10,045	$10,693
Sep 23	$9,630	$9,265	$9,712	$10,261
Oct 23	$9,259	$8,878	$9,260	$9,952
Nov 23	$10,110	$9,675	$10,168	$10,866
Dec 23	$10,834	$10,163	$10,900	$11,384
Jan 24	$10,617	$10,061	$10,780	$11,450
Feb 24	$10,802	$10,311	$10,859	$11,931
Mar 24	$11,315	$10,613	$11,367	$12,289
Apr 24	$11,062	$10,445	$11,174	$11,900
May 24	$11,704	$10,737	$11,713	$12,376
Jun 24	$11,350	$10,710	$11,399	$12,639
Jul 24	$11,962	$10,983	$12,014	$12,859
Aug 24	$12,185	$11,279	$12,235	$13,188
Sep 24	$12,387	$11,607	$12,456	$13,500
Oct 24	$11,710	$11,037	$11,773	$13,184
Nov 24	$11,788	$10,943	$11,815	$13,659
Dec 24	$11,388	$10,734	$11,471	$13,342
Jan 25	$11,717	$11,140	$11,842	$13,785
Feb 25	$11,955	$11,273	$11,974	$13,704
Mar 25	$12,311	$11,263	$12,309	$13,193
Apr 25	$12,860	$11,663	$12,900	$13,328
May 25	$13,662	$12,193	$13,680	$14,086
Jun 25	$14,203	$12,598	$14,183	$14,712
Jul 25	$14,131	$12,586	$14,238	$14,910
Aug 25	$14,930	$13,034	$14,998	$15,289
Sep 25	$15,291	$13,484	$15,341	$15,837
Oct 25	$15,221	$13,745	$15,263	$16,180
Nov 25	$15,747	$13,753	$15,775	$16,187
Dec 25	$16,295	$14,164	$16,358	$16,359
Jan 26	$17,345	$15,015	$17,458	$16,851
Feb 26	$18,116	$15,785	$18,180	$17,090
Mar 26	$16,473	$14,075	$16,240	$15,837

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 297,494,994
Holdings Count | Holding		544
Advisory Fees Paid, Amount		$ 262,866
InvestmentCompanyPortfolioTurnover		139.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$297,494,994
Number of Portfolio Holdings...
544
Net Investment Advisory Fees...
$262,866
Portfolio Turnover Rate...
139%

C000168437
Shareholder Report [Line Items]
Fund Name		iShares International Dividend Growth ETF
Trading Symbol		IGRO
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares International Dividend Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Growth ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: May 17, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex-USA Index (Net)	Morningstar® Global ex-US Dividend Growth Index℠ (Net)	MSCI All Country World Index (Net)
Apr 16	$10,000	$10,000	$10,000	$10,000
May 16	$10,174	$10,136	$10,169	$10,199
Jun 16	$9,987	$9,981	$9,982	$10,137
Jul 16	$10,347	$10,475	$10,362	$10,574
Aug 16	$10,293	$10,541	$10,309	$10,610
Sep 16	$10,386	$10,671	$10,409	$10,675
Oct 16	$10,008	$10,518	$10,028	$10,494
Nov 16	$9,783	$10,275	$9,804	$10,574
Dec 16	$10,087	$10,537	$10,086	$10,802
Jan 17	$10,349	$10,910	$10,354	$11,097
Feb 17	$10,550	$11,084	$10,554	$11,409
Mar 17	$10,792	$11,365	$10,791	$11,548
Apr 17	$11,074	$11,609	$11,074	$11,728
May 17	$11,495	$11,986	$11,501	$11,987
Jun 17	$11,446	$12,022	$11,449	$12,041
Jul 17	$11,674	$12,466	$11,678	$12,378
Aug 17	$11,716	$12,531	$11,715	$12,425
Sep 17	$11,996	$12,764	$12,006	$12,666
Oct 17	$12,098	$13,004	$12,106	$12,929
Nov 17	$12,257	$13,109	$12,266	$13,179
Dec 17	$12,479	$13,402	$12,496	$13,392
Jan 18	$13,006	$14,149	$13,021	$14,147
Feb 18	$12,288	$13,482	$12,303	$13,553
Mar 18	$12,174	$13,244	$12,184	$13,253
Apr 18	$12,308	$13,455	$12,340	$13,389
May 18	$12,111	$13,145	$12,132	$13,406
Jun 18	$11,998	$12,897	$12,007	$13,333
Jul 18	$12,438	$13,206	$12,444	$13,735
Aug 18	$12,311	$12,930	$12,307	$13,844
Sep 18	$12,317	$12,988	$12,302	$13,903
Oct 18	$11,354	$11,932	$11,334	$12,862
Nov 18	$11,363	$12,045	$11,342	$13,050
Dec 18	$10,842	$11,500	$10,825	$12,131
Jan 19	$11,683	$12,369	$11,670	$13,089
Feb 19	$11,968	$12,610	$11,957	$13,439
Mar 19	$11,958	$12,686	$11,939	$13,607
Apr 19	$12,342	$13,021	$12,325	$14,067
May 19	$11,755	$12,322	$11,734	$13,233
Jun 19	$12,496	$13,064	$12,467	$14,099
Jul 19	$12,342	$12,906	$12,315	$14,141
Aug 19	$12,036	$12,507	$12,017	$13,805
Sep 19	$12,479	$12,829	$12,457	$14,095
Oct 19	$12,986	$13,277	$12,961	$14,481
Nov 19	$13,131	$13,394	$13,112	$14,835
Dec 19	$13,641	$13,974	$13,619	$15,357
Jan 20	$13,341	$13,599	$13,323	$15,188
Feb 20	$12,252	$12,523	$12,231	$13,961
Mar 20	$10,433	$10,710	$10,420	$12,076
Apr 20	$11,164	$11,522	$11,159	$13,370
May 20	$11,485	$11,899	$11,467	$13,951
Jun 20	$11,957	$12,436	$11,928	$14,397
Jul 20	$12,373	$12,991	$12,343	$15,158
Aug 20	$13,032	$13,547	$12,996	$16,086
Sep 20	$12,650	$13,214	$12,614	$15,567
Oct 20	$12,103	$12,930	$12,063	$15,189
Nov 20	$14,021	$14,669	$13,991	$17,061
Dec 20	$14,718	$15,462	$14,701	$17,853
Jan 21	$14,545	$15,496	$14,533	$17,772
Feb 21	$14,620	$15,803	$14,605	$18,184
Mar 21	$15,158	$16,002	$15,144	$18,670
Apr 21	$15,662	$16,473	$15,637	$19,486
May 21	$16,260	$16,989	$16,239	$19,780
Jun 21	$15,892	$16,878	$15,878	$20,050
Jul 21	$15,909	$16,601	$15,887	$20,188
Aug 21	$16,135	$16,916	$16,124	$20,693
Sep 21	$15,490	$16,374	$15,519	$19,839
Oct 21	$16,022	$16,765	$16,000	$20,851
Nov 21	$15,385	$16,010	$15,324	$20,349
Dec 21	$16,165	$16,672	$16,155	$21,163
Jan 22	$15,949	$16,057	$15,801	$20,124
Feb 22	$15,722	$15,740	$15,717	$19,604
Mar 22	$15,655	$15,765	$15,739	$20,029
Apr 22	$14,847	$14,775	$14,930	$18,425
May 22	$14,923	$14,881	$14,870	$18,447
Jun 22	$13,879	$13,601	$13,788	$16,892
Jul 22	$14,249	$14,066	$14,168	$18,071
Aug 22	$13,461	$13,614	$13,500	$17,406
Sep 22	$12,373	$12,253	$12,407	$15,740
Oct 22	$12,722	$12,620	$12,698	$16,690
Nov 22	$14,299	$14,109	$14,049	$17,984
Dec 22	$14,173	$14,004	$14,146	$17,277
Jan 23	$15,177	$15,139	$15,080	$18,515
Feb 23	$14,606	$14,609	$14,628	$17,984
Mar 23	$14,936	$14,965	$14,879	$18,539
Apr 23	$15,476	$15,225	$15,423	$18,805
May 23	$14,857	$14,672	$14,769	$18,604
Jun 23	$15,443	$15,330	$15,357	$19,684
Jul 23	$15,923	$15,953	$15,890	$20,404
Aug 23	$15,364	$15,233	$15,343	$19,834
Sep 23	$14,944	$14,752	$14,952	$19,014
Oct 23	$14,466	$14,143	$14,364	$18,442
Nov 23	$15,575	$15,416	$15,536	$20,145
Dec 23	$16,370	$16,191	$16,345	$21,112
Jan 24	$16,351	$16,030	$16,439	$21,236
Feb 24	$16,681	$16,436	$16,653	$22,147
Mar 24	$17,096	$16,949	$17,034	$22,843
Apr 24	$16,627	$16,645	$16,650	$22,089
May 24	$17,329	$17,128	$17,201	$22,986
Jun 24	$17,234	$17,112	$17,185	$23,498
Jul 24	$18,105	$17,508	$18,081	$23,877
Aug 24	$18,774	$18,007	$18,719	$24,484
Sep 24	$19,172	$18,492	$19,160	$25,052
Oct 24	$18,278	$17,584	$18,264	$24,490
Nov 24	$18,315	$17,425	$18,240	$25,406
Dec 24	$17,581	$17,087	$17,602	$24,805
Jan 25	$18,122	$17,775	$18,164	$25,637
Feb 25	$18,453	$18,022	$18,356	$25,483
Mar 25	$18,824	$17,981	$18,687	$24,476
Apr 25	$19,614	$18,630	$19,539	$24,705
May 25	$20,437	$19,483	$20,333	$26,124
Jun 25	$20,805	$20,145	$20,655	$27,297
Jul 25	$19,970	$20,087	$20,010	$27,668
Aug 25	$20,811	$20,784	$20,756	$28,351
Sep 25	$21,120	$21,533	$20,974	$29,378
Oct 25	$21,120	$21,968	$21,035	$30,035
Nov 25	$21,629	$21,962	$21,539	$30,032
Dec 25	$22,039	$22,620	$22,015	$30,346
Jan 26	$22,838	$23,973	$22,840	$31,245
Feb 26	$23,989	$25,178	$23,990	$31,647
Mar 26	$22,362	$22,461	$21,896	$29,374

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,178,849,665
Holdings Count | Holding		572
Advisory Fees Paid, Amount		$ 1,710,520
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,178,849,665
Number of Portfolio Holdings...
572
Net Investment Advisory Fees...
$1,710,520
Portfolio Turnover Rate...
56%

C000012078
Shareholder Report [Line Items]
Fund Name		iShares Latin America 40 ETF
Trading Symbol		ILF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Latin America 40 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Latin America 40 ETF	$60	0.47%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.47%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Emerging Broad Market Index (Net)	S&P Latin America 40™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,753	$10,103	$10,751
May 16	$9,394	$9,776	$9,391
Jun 16	$10,468	$10,152	$10,470
Jul 16	$11,082	$10,636	$11,086
Aug 16	$11,241	$10,914	$11,249
Sep 16	$11,161	$11,037	$11,176
Oct 16	$12,402	$11,135	$12,424
Nov 16	$11,241	$10,606	$11,262
Dec 16	$11,156	$10,629	$11,177
Jan 17	$12,207	$11,174	$12,241
Feb 17	$12,627	$11,560	$12,663
Mar 17	$12,727	$11,805	$12,780
Apr 17	$12,602	$12,070	$12,656
May 17	$12,215	$12,269	$12,285
Jun 17	$12,356	$12,387	$12,420
Jul 17	$13,391	$13,139	$13,470
Aug 17	$14,067	$13,534	$14,151
Sep 17	$14,283	$13,457	$14,375
Oct 17	$13,822	$13,806	$13,918
Nov 17	$13,309	$13,843	$13,407
Dec 17	$14,039	$14,371	$14,138
Jan 18	$15,963	$15,605	$16,090
Feb 18	$15,461	$14,961	$15,584
Mar 18	$15,321	$14,564	$15,452
Apr 18	$15,083	$14,458	$15,218
May 18	$12,925	$14,038	$13,037
Jun 18	$12,423	$13,484	$12,479
Jul 18	$13,735	$13,848	$13,868
Aug 18	$12,577	$13,358	$12,714
Sep 18	$13,154	$13,172	$13,295
Oct 18	$13,777	$12,170	$13,931
Nov 18	$13,426	$12,730	$13,576
Dec 18	$13,096	$12,387	$13,239
Jan 19	$15,001	$13,348	$15,185
Feb 19	$14,458	$13,446	$14,626
Mar 19	$14,106	$13,678	$14,292
Apr 19	$14,199	$13,968	$14,393
May 19	$13,758	$13,137	$13,947
Jun 19	$14,551	$13,860	$14,753
Jul 19	$14,276	$13,768	$14,480
Aug 19	$13,203	$13,145	$13,393
Sep 19	$13,595	$13,323	$13,803
Oct 19	$14,263	$13,847	$14,486
Nov 19	$13,604	$13,865	$13,746
Dec 19	$14,875	$14,797	$15,045
Jan 20	$13,736	$14,160	$13,884
Feb 20	$12,177	$13,433	$12,306
Mar 20	$8,033	$11,151	$8,093
Apr 20	$8,450	$12,215	$8,517
May 20	$8,975	$12,366	$9,049
Jun 20	$9,521	$13,297	$9,606
Jul 20	$10,394	$14,409	$10,496
Aug 20	$9,796	$14,797	$9,891
Sep 20	$9,343	$14,469	$9,432
Oct 20	$9,330	$14,763	$9,425
Nov 20	$11,645	$16,068	$11,777
Dec 20	$13,143	$17,044	$13,297
Jan 21	$12,193	$17,531	$12,341
Feb 21	$11,898	$17,794	$12,044
Mar 21	$12,341	$17,514	$12,500
Apr 21	$12,704	$18,024	$12,867
May 21	$13,738	$18,296	$13,905
Jun 21	$14,310	$18,564	$14,490
Jul 21	$13,480	$17,443	$13,703
Aug 21	$13,449	$17,950	$13,673
Sep 21	$12,044	$17,386	$12,234
Oct 21	$11,342	$17,557	$11,531
Nov 21	$10,816	$16,936	$10,975
Dec 21	$11,381	$17,204	$11,586
Jan 22	$12,340	$17,041	$12,563
Feb 22	$13,002	$16,455	$13,263
Mar 22	$14,716	$16,077	$14,983
Apr 22	$12,699	$15,205	$12,923
May 22	$13,763	$15,206	$14,033
Jun 22	$11,406	$14,405	$11,610
Jul 22	$11,897	$14,333	$12,137
Aug 22	$12,309	$14,537	$12,575
Sep 22	$11,996	$13,046	$12,257
Oct 22	$13,060	$12,584	$13,299
Nov 22	$13,259	$14,251	$13,507
Dec 22	$12,550	$14,096	$12,848
Jan 23	$13,904	$15,033	$14,230
Feb 23	$13,005	$14,194	$13,318
Mar 23	$13,054	$14,497	$13,371
Apr 23	$13,414	$14,420	$13,733
May 23	$13,440	$14,122	$13,727
Jun 23	$15,099	$14,721	$15,447
Jul 23	$15,817	$15,615	$16,217
Aug 23	$14,501	$14,817	$14,928
Sep 23	$14,221	$14,538	$14,619
Oct 23	$13,807	$14,020	$14,166
Nov 23	$15,543	$15,027	$15,955
Dec 23	$16,666	$15,570	$17,137
Jan 24	$15,959	$15,030	$16,412
Feb 24	$16,129	$15,656	$16,573
Mar 24	$16,306	$15,856	$16,762
Apr 24	$15,720	$16,143	$16,208
May 24	$15,514	$16,328	$15,943
Jun 24	$14,607	$16,805	$15,066
Jul 24	$14,611	$16,887	$15,063
Aug 24	$15,246	$17,221	$15,724
Sep 24	$15,236	$18,546	$15,750
Oct 24	$14,487	$17,843	$14,961
Nov 24	$13,616	$17,347	$14,086
Dec 24	$12,830	$17,377	$13,287
Jan 25	$14,072	$17,427	$14,580
Feb 25	$13,716	$17,418	$14,216
Mar 25	$14,433	$17,527	$14,946
Apr 25	$15,255	$17,675	$15,816
May 25	$15,486	$18,453	$16,047
Jun 25	$16,404	$19,327	$16,966
Jul 25	$15,622	$19,629	$16,206
Aug 25	$16,983	$20,110	$17,626
Sep 25	$18,104	$21,210	$18,788
Oct 25	$18,422	$21,570	$19,139
Nov 25	$19,510	$21,204	$20,248
Dec 25	$19,597	$21,544	$20,373
Jan 26	$22,658	$22,727	$23,646
Feb 26	$23,419	$23,287	$24,370
Mar 26	$22,712	$20,922	$23,567

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 4,259,870,779
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 10,884,277
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,259,870,779
Number of Portfolio Holdings...
45
Net Investment Advisory Fees...
$10,884,277
Portfolio Turnover Rate...
10%

C000012067
Shareholder Report [Line Items]
Fund Name		iShares JPX-Nikkei 400 ETF
Trading Symbol		JPXN
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares JPX-Nikkei 400 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares JPX-Nikkei 400 ETF	$55	0.48%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.48%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex-USA Index (Net)	JPX-Nikkei Index 400 (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,469	$10,263	$10,472
May 16	$10,368	$10,090	$10,377
Jun 16	$10,148	$9,936	$10,149
Jul 16	$10,721	$10,427	$10,728
Aug 16	$10,696	$10,493	$10,712
Sep 16	$10,894	$10,622	$10,911
Oct 16	$11,062	$10,470	$11,084
Nov 16	$10,761	$10,228	$10,791
Dec 16	$10,865	$10,489	$10,900
Jan 17	$11,278	$10,860	$11,316
Feb 17	$11,440	$11,034	$11,480
Mar 17	$11,384	$11,313	$11,423
Apr 17	$11,521	$11,556	$11,562
May 17	$11,855	$11,931	$11,898
Jun 17	$11,986	$11,967	$12,045
Jul 17	$12,219	$12,409	$12,280
Aug 17	$12,208	$12,474	$12,275
Sep 17	$12,408	$12,705	$12,473
Oct 17	$12,984	$12,945	$13,061
Nov 17	$13,383	$13,049	$13,472
Dec 17	$13,474	$13,341	$13,568
Jan 18	$14,055	$14,084	$14,157
Feb 18	$13,816	$13,420	$13,917
Mar 18	$13,480	$13,183	$13,581
Apr 18	$13,659	$13,394	$13,763
May 18	$13,530	$13,084	$13,630
Jun 18	$13,166	$12,839	$13,275
Jul 18	$13,178	$13,146	$13,297
Aug 18	$13,159	$12,871	$13,282
Sep 18	$13,577	$12,929	$13,705
Oct 18	$12,391	$11,878	$12,499
Nov 18	$12,449	$11,990	$12,561
Dec 18	$11,596	$11,447	$11,707
Jan 19	$12,287	$12,312	$12,408
Feb 19	$12,304	$12,553	$12,427
Mar 19	$12,407	$12,628	$12,530
Apr 19	$12,514	$12,961	$12,641
May 19	$12,017	$12,266	$12,130
Jun 19	$12,443	$13,004	$12,575
Jul 19	$12,430	$12,847	$12,567
Aug 19	$12,322	$12,450	$12,463
Sep 19	$12,844	$12,770	$12,986
Oct 19	$13,481	$13,216	$13,635
Nov 19	$13,549	$13,333	$13,703
Dec 19	$13,840	$13,910	$14,006
Jan 20	$13,617	$13,536	$13,784
Feb 20	$12,315	$12,466	$12,471
Mar 20	$11,502	$10,661	$11,649
Apr 20	$12,117	$11,469	$12,279
May 20	$12,897	$11,844	$13,072
Jun 20	$12,865	$12,379	$13,042
Jul 20	$12,603	$12,932	$12,786
Aug 20	$13,601	$13,485	$13,800
Sep 20	$13,768	$13,154	$13,972
Oct 20	$13,515	$12,871	$13,713
Nov 20	$15,210	$14,602	$15,438
Dec 20	$15,747	$15,392	$15,990
Jan 21	$15,590	$15,425	$15,835
Feb 21	$15,752	$15,730	$16,003
Mar 21	$15,978	$15,929	$16,230
Apr 21	$15,675	$16,398	$15,924
May 21	$16,002	$16,911	$16,304
Jun 21	$15,798	$16,801	$16,082
Jul 21	$15,667	$16,525	$15,846
Aug 21	$16,069	$16,838	$16,390
Sep 21	$16,455	$16,299	$16,837
Oct 21	$15,996	$16,689	$16,240
Nov 21	$15,434	$15,937	$15,743
Dec 21	$15,810	$16,596	$16,068
Jan 22	$15,141	$15,984	$15,253
Feb 22	$14,941	$15,668	$15,162
Mar 22	$14,550	$15,693	$15,022
Apr 22	$13,389	$14,707	$13,725
May 22	$13,629	$14,813	$13,933
Jun 22	$12,649	$13,539	$12,876
Jul 22	$13,415	$14,002	$13,596
Aug 22	$12,888	$13,552	$13,274
Sep 22	$11,724	$12,197	$11,958
Oct 22	$11,969	$12,562	$12,249
Nov 22	$13,500	$14,045	$13,487
Dec 22	$13,275	$13,940	$13,598
Jan 23	$14,168	$15,070	$14,417
Feb 23	$13,582	$14,542	$13,897
Mar 23	$14,217	$14,897	$14,437
Apr 23	$14,202	$15,156	$14,473
May 23	$14,385	$14,604	$14,728
Jun 23	$15,071	$15,260	$15,311
Jul 23	$15,419	$15,880	$15,784
Aug 23	$15,036	$15,163	$15,435
Sep 23	$14,654	$14,684	$15,057
Oct 23	$14,145	$14,078	$14,322
Nov 23	$15,200	$15,346	$15,591
Dec 23	$15,860	$16,117	$16,318
Jan 24	$16,267	$15,957	$16,974
Feb 24	$16,931	$16,360	$17,381
Mar 24	$17,447	$16,872	$17,849
Apr 24	$16,612	$16,569	$17,190
May 24	$17,032	$17,050	$17,471
Jun 24	$16,948	$17,034	$17,353
Jul 24	$17,882	$17,428	$18,494
Aug 24	$18,109	$17,924	$18,566
Sep 24	$18,074	$18,407	$18,540
Oct 24	$16,963	$17,504	$17,693
Nov 24	$17,370	$17,346	$17,797
Dec 24	$16,869	$17,009	$17,595
Jan 25	$17,227	$17,694	$17,879
Feb 25	$17,317	$17,939	$17,682
Mar 25	$17,404	$17,899	$17,816
Apr 25	$18,192	$18,545	$18,775
May 25	$18,845	$19,394	$19,515
Jun 25	$19,296	$20,053	$19,901
Jul 25	$18,738	$19,995	$19,558
Aug 25	$19,952	$20,689	$20,863
Sep 25	$20,608	$21,435	$21,341
Oct 25	$21,152	$21,868	$21,880
Nov 25	$21,117	$21,862	$21,815
Dec 25	$21,263	$22,517	$21,959
Jan 26	$22,523	$23,864	$23,328
Feb 26	$24,627	$25,062	$25,585
Mar 26	$22,482	$22,358	$22,515

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 137,068,893
Holdings Count | Holding		394
Advisory Fees Paid, Amount		$ 535,061
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$137,068,893
Number of Portfolio Holdings...
394
Net Investment Advisory Fees...
$535,061
Portfolio Turnover Rate...
12%

C000012077
Shareholder Report [Line Items]
Fund Name		iShares Russell 1000 ETF
Trading Symbol		IWB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Russell 1000 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell 1000® Index
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,053	$10,062	$10,054
May 16	$10,228	$10,242	$10,230
Jun 16	$10,250	$10,263	$10,254
Jul 16	$10,640	$10,670	$10,644
Aug 16	$10,652	$10,698	$10,658
Sep 16	$10,660	$10,714	$10,667
Oct 16	$10,451	$10,483	$10,459
Nov 16	$10,861	$10,952	$10,871
Dec 16	$11,064	$11,165	$11,075
Jan 17	$11,286	$11,376	$11,298
Feb 17	$11,721	$11,799	$11,735
Mar 17	$11,727	$11,807	$11,743
Apr 17	$11,850	$11,932	$11,867
May 17	$12,000	$12,054	$12,018
Jun 17	$12,082	$12,163	$12,102
Jul 17	$12,319	$12,392	$12,342
Aug 17	$12,356	$12,416	$12,381
Sep 17	$12,619	$12,719	$12,644
Oct 17	$12,907	$12,996	$12,934
Nov 17	$13,298	$13,391	$13,329
Dec 17	$13,446	$13,525	$13,477
Jan 18	$14,182	$14,238	$14,217
Feb 18	$13,660	$13,713	$13,695
Mar 18	$13,348	$13,438	$13,384
Apr 18	$13,392	$13,489	$13,430
May 18	$13,732	$13,869	$13,773
Jun 18	$13,819	$13,960	$13,862
Jul 18	$14,294	$14,423	$14,340
Aug 18	$14,786	$14,930	$14,834
Sep 18	$14,840	$14,955	$14,890
Oct 18	$13,788	$13,853	$13,837
Nov 18	$14,066	$14,131	$14,118
Dec 18	$12,786	$12,816	$12,833
Jan 19	$13,857	$13,916	$13,908
Feb 19	$14,324	$14,405	$14,379
Mar 19	$14,573	$14,616	$14,629
Apr 19	$15,159	$15,199	$15,220
May 19	$14,192	$14,216	$14,250
Jun 19	$15,187	$15,214	$15,250
Jul 19	$15,421	$15,440	$15,487
Aug 19	$15,137	$15,125	$15,204
Sep 19	$15,397	$15,391	$15,467
Oct 19	$15,722	$15,722	$15,795
Nov 19	$16,314	$16,320	$16,392
Dec 19	$16,783	$16,791	$16,865
Jan 20	$16,800	$16,773	$16,883
Feb 20	$15,425	$15,400	$15,504
Mar 20	$13,385	$13,282	$13,455
Apr 20	$15,153	$15,041	$15,233
May 20	$15,951	$15,845	$16,037
Jun 20	$16,302	$16,207	$16,391
Jul 20	$17,254	$17,128	$17,351
Aug 20	$18,519	$18,369	$18,625
Sep 20	$17,839	$17,700	$17,944
Oct 20	$17,406	$17,318	$17,511
Nov 20	$19,454	$19,425	$19,573
Dec 20	$20,274	$20,298	$20,401
Jan 21	$20,104	$20,208	$20,233
Feb 21	$20,686	$20,840	$20,819
Mar 21	$21,466	$21,587	$21,607
Apr 21	$22,619	$22,700	$22,770
May 21	$22,723	$22,803	$22,878
Jun 21	$23,289	$23,365	$23,451
Jul 21	$23,769	$23,761	$23,939
Aug 21	$24,454	$24,438	$24,631
Sep 21	$23,328	$23,342	$23,500
Oct 21	$24,944	$24,920	$25,131
Nov 21	$24,606	$24,541	$24,794
Dec 21	$25,600	$25,507	$25,798
Jan 22	$24,153	$24,006	$24,343
Feb 22	$23,487	$23,402	$23,675
Mar 22	$24,277	$24,161	$24,474
Apr 22	$22,110	$21,993	$22,293
May 22	$22,074	$21,963	$22,259
Jun 22	$20,223	$20,126	$20,395
Jul 22	$22,104	$22,014	$22,294
Aug 22	$21,253	$21,192	$21,438
Sep 22	$19,285	$19,227	$19,454
Oct 22	$20,829	$20,804	$21,015
Nov 22	$21,953	$21,890	$22,152
Dec 22	$20,675	$20,608	$20,863
Jan 23	$22,058	$22,027	$22,262
Feb 23	$21,531	$21,513	$21,733
Mar 23	$22,209	$22,088	$22,420
Apr 23	$22,482	$22,323	$22,698
May 23	$22,584	$22,410	$22,804
Jun 23	$24,106	$23,940	$24,344
Jul 23	$24,932	$24,798	$25,181
Aug 23	$24,496	$24,320	$24,740
Sep 23	$23,341	$23,161	$23,578
Oct 23	$22,774	$22,547	$23,008
Nov 23	$24,906	$24,650	$25,157
Dec 23	$26,132	$25,957	$26,398
Jan 24	$26,493	$26,245	$26,767
Feb 24	$27,921	$27,666	$28,212
Mar 24	$28,812	$28,558	$29,116
Apr 24	$27,583	$27,301	$27,877
May 24	$28,878	$28,591	$29,190
Jun 24	$29,830	$29,476	$30,156
Jul 24	$30,262	$30,024	$30,595
Aug 24	$30,975	$30,678	$31,320
Sep 24	$31,633	$31,313	$31,990
Oct 24	$31,408	$31,083	$31,767
Nov 24	$33,426	$33,150	$33,812
Dec 24	$32,490	$32,137	$32,869
Jan 25	$33,519	$33,152	$33,915
Feb 25	$32,929	$32,516	$33,322
Mar 25	$31,019	$30,620	$31,394
Apr 25	$30,831	$30,414	$31,207
May 25	$32,795	$32,342	$33,199
Jun 25	$34,451	$33,985	$34,880
Jul 25	$35,212	$34,734	$35,655
Aug 25	$35,950	$35,537	$36,406
Sep 25	$37,192	$36,764	$37,668
Oct 25	$37,989	$37,552	$38,481
Nov 25	$38,078	$37,655	$38,574
Dec 25	$38,075	$37,647	$38,577
Jan 26	$38,595	$38,231	$39,108
Feb 26	$38,385	$38,049	$38,898
Mar 26	$36,472	$36,157	$36,964

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Mar. 31, 2025
AssetsNet		$ 42,563,762,470
Holdings Count | Holding		1,009
Advisory Fees Paid, Amount		$ 64,456,142
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$42,563,762,470
Number of Portfolio Holdings...
1,009
Net Investment Advisory Fees...
$64,456,142
Portfolio Turnover Rate...
3%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000012076
Shareholder Report [Line Items]
Fund Name		iShares Russell 1000 Growth ETF
Trading Symbol		IWF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Russell 1000 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Growth ETF	$20	0.18%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.18%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell 1000® Growth Index
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,908	$10,062	$9,909
May 16	$10,099	$10,242	$10,101
Jun 16	$10,057	$10,263	$10,061
Jul 16	$10,530	$10,670	$10,536
Aug 16	$10,477	$10,698	$10,484
Sep 16	$10,514	$10,714	$10,522
Oct 16	$10,266	$10,483	$10,275
Nov 16	$10,488	$10,952	$10,499
Dec 16	$10,617	$11,165	$10,629
Jan 17	$10,973	$11,376	$10,987
Feb 17	$11,426	$11,799	$11,443
Mar 17	$11,556	$11,807	$11,576
Apr 17	$11,818	$11,932	$11,840
May 17	$12,123	$12,054	$12,148
Jun 17	$12,090	$12,163	$12,116
Jul 17	$12,408	$12,392	$12,438
Aug 17	$12,634	$12,416	$12,666
Sep 17	$12,798	$12,719	$12,831
Oct 17	$13,291	$12,996	$13,328
Nov 17	$13,693	$13,391	$13,733
Dec 17	$13,797	$13,525	$13,840
Jan 18	$14,772	$14,238	$14,820
Feb 18	$14,382	$13,713	$14,432
Mar 18	$13,986	$13,438	$14,036
Apr 18	$14,032	$13,489	$14,085
May 18	$14,644	$13,869	$14,702
Jun 18	$14,784	$13,960	$14,844
Jul 18	$15,216	$14,423	$15,280
Aug 18	$16,044	$14,930	$16,115
Sep 18	$16,131	$14,955	$16,205
Oct 18	$14,689	$13,853	$14,756
Nov 18	$14,844	$14,131	$14,913
Dec 18	$13,566	$12,816	$13,630
Jan 19	$14,782	$13,916	$14,856
Feb 19	$15,308	$14,405	$15,387
Mar 19	$15,743	$14,616	$15,825
Apr 19	$16,452	$15,199	$16,540
May 19	$15,409	$14,216	$15,495
Jun 19	$16,466	$15,214	$16,559
Jul 19	$16,834	$15,440	$16,933
Aug 19	$16,701	$15,125	$16,804
Sep 19	$16,700	$15,391	$16,806
Oct 19	$17,165	$15,722	$17,280
Nov 19	$17,923	$16,320	$18,046
Dec 19	$18,461	$16,791	$18,591
Jan 20	$18,870	$16,773	$19,006
Feb 20	$17,582	$15,400	$17,712
Mar 20	$15,850	$13,282	$15,969
Apr 20	$18,192	$15,041	$18,332
May 20	$19,410	$15,845	$19,563
Jun 20	$20,252	$16,207	$20,415
Jul 20	$21,805	$17,128	$21,986
Aug 20	$24,050	$18,369	$24,255
Sep 20	$22,916	$17,700	$23,113
Oct 20	$22,136	$17,318	$22,328
Nov 20	$24,397	$19,425	$24,615
Dec 20	$25,514	$20,298	$25,747
Jan 21	$25,323	$20,208	$25,556
Feb 21	$25,314	$20,840	$25,550
Mar 21	$25,747	$21,587	$25,989
Apr 21	$27,494	$22,700	$27,757
May 21	$27,110	$22,803	$27,374
Jun 21	$28,805	$23,365	$29,091
Jul 21	$29,748	$23,761	$30,050
Aug 21	$30,856	$24,438	$31,173
Sep 21	$29,124	$23,342	$29,427
Oct 21	$31,641	$24,920	$31,976
Nov 21	$31,830	$24,541	$32,172
Dec 21	$32,498	$25,507	$32,852
Jan 22	$29,705	$24,006	$30,032
Feb 22	$28,440	$23,402	$28,757
Mar 22	$29,548	$24,161	$29,882
Apr 22	$25,976	$21,993	$26,273
May 22	$25,367	$21,963	$25,662
Jun 22	$23,354	$20,126	$23,630
Jul 22	$26,153	$22,014	$26,466
Aug 22	$24,931	$21,192	$25,233
Sep 22	$22,505	$19,227	$22,780
Oct 22	$23,817	$20,804	$24,111
Nov 22	$24,898	$21,890	$25,210
Dec 22	$22,989	$20,608	$23,280
Jan 23	$24,902	$22,027	$25,220
Feb 23	$24,603	$21,513	$24,921
Mar 23	$26,280	$22,088	$26,624
Apr 23	$26,536	$22,323	$26,887
May 23	$27,740	$22,410	$28,112
Jun 23	$29,633	$23,940	$30,035
Jul 23	$30,626	$24,798	$31,047
Aug 23	$30,346	$24,320	$30,768
Sep 23	$28,692	$23,161	$29,095
Oct 23	$28,279	$22,547	$28,680
Nov 23	$31,373	$24,650	$31,807
Dec 23	$32,758	$25,957	$33,215
Jan 24	$33,569	$26,245	$34,044
Feb 24	$35,853	$27,666	$36,366
Mar 24	$36,480	$28,558	$37,007
Apr 24	$34,927	$27,301	$35,437
May 24	$37,013	$28,591	$37,558
Jun 24	$39,502	$29,476	$40,091
Jul 24	$38,824	$30,024	$39,409
Aug 24	$39,627	$30,678	$40,230
Sep 24	$40,744	$31,313	$41,370
Oct 24	$40,603	$31,083	$41,233
Nov 24	$43,230	$33,150	$43,907
Dec 24	$43,605	$32,137	$44,295
Jan 25	$44,461	$33,152	$45,171
Feb 25	$42,858	$32,516	$43,548
Mar 25	$39,242	$30,620	$39,879
Apr 25	$39,931	$30,414	$40,586
May 25	$43,457	$32,342	$44,177
Jun 25	$46,219	$33,985	$46,993
Jul 25	$47,957	$34,734	$48,767
Aug 25	$48,487	$35,537	$49,313
Sep 25	$51,054	$36,764	$51,932
Oct 25	$52,900	$37,552	$53,819
Nov 25	$51,934	$37,655	$52,843
Dec 25	$51,603	$37,647	$52,516
Jan 26	$50,816	$38,231	$51,722
Feb 26	$49,103	$38,049	$49,985
Mar 26	$46,539	$36,157	$47,382

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 111,880,148,100
Holdings Count | Holding		390
Advisory Fees Paid, Amount		$ 208,497,101
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$111,880,148,100
Number of Portfolio Holdings...
390
Net Investment Advisory Fees...
$208,497,101
Portfolio Turnover Rate...
16%

C000012075
Shareholder Report [Line Items]
Fund Name		iShares Russell 1000 Value ETF
Trading Symbol		IWD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Russell 1000 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Value ETF	$19	0.18%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.18%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell 1000® Value Index
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,207	$10,062	$10,210
May 16	$10,364	$10,242	$10,369
Jun 16	$10,451	$10,263	$10,458
Jul 16	$10,753	$10,670	$10,762
Aug 16	$10,834	$10,698	$10,845
Sep 16	$10,810	$10,714	$10,822
Oct 16	$10,641	$10,483	$10,655
Nov 16	$11,246	$10,952	$11,263
Dec 16	$11,525	$11,165	$11,545
Jan 17	$11,605	$11,376	$11,627
Feb 17	$12,021	$11,799	$12,045
Mar 17	$11,896	$11,807	$11,922
Apr 17	$11,874	$11,932	$11,900
May 17	$11,860	$12,054	$11,888
Jun 17	$12,052	$12,163	$12,083
Jul 17	$12,210	$12,392	$12,243
Aug 17	$12,066	$12,416	$12,101
Sep 17	$12,421	$12,719	$12,459
Oct 17	$12,510	$12,996	$12,549
Nov 17	$12,891	$13,391	$12,934
Dec 17	$13,077	$13,525	$13,122
Jan 18	$13,582	$14,238	$13,630
Feb 18	$12,932	$13,713	$12,979
Mar 18	$12,703	$13,438	$12,751
Apr 18	$12,742	$13,489	$12,793
May 18	$12,817	$13,869	$12,869
Jun 18	$12,847	$13,960	$12,901
Jul 18	$13,352	$14,423	$13,411
Aug 18	$13,548	$14,930	$13,609
Sep 18	$13,573	$14,955	$13,636
Oct 18	$12,867	$13,853	$12,930
Nov 18	$13,248	$14,131	$13,316
Dec 18	$11,979	$12,816	$12,038
Jan 19	$12,910	$13,916	$12,975
Feb 19	$13,321	$14,405	$13,389
Mar 19	$13,405	$14,616	$13,474
Apr 19	$13,879	$15,199	$13,952
May 19	$12,985	$14,216	$13,055
Jun 19	$13,914	$15,214	$13,992
Jul 19	$14,028	$15,440	$14,108
Aug 19	$13,614	$15,125	$13,693
Sep 19	$14,096	$15,391	$14,182
Oct 19	$14,292	$15,722	$14,380
Nov 19	$14,731	$16,320	$14,825
Dec 19	$15,134	$16,791	$15,233
Jan 20	$14,807	$16,773	$14,905
Feb 20	$13,372	$15,400	$13,461
Mar 20	$11,087	$13,282	$11,161
Apr 20	$12,333	$15,041	$12,416
May 20	$12,755	$15,845	$12,841
Jun 20	$12,670	$16,207	$12,756
Jul 20	$13,169	$17,128	$13,260
Aug 20	$13,712	$18,369	$13,808
Sep 20	$13,371	$17,700	$13,469
Oct 20	$13,194	$17,318	$13,292
Nov 20	$14,967	$19,425	$15,080
Dec 20	$15,539	$20,298	$15,658
Jan 21	$15,394	$20,208	$15,515
Feb 21	$16,322	$20,840	$16,453
Mar 21	$17,277	$21,587	$17,421
Apr 21	$17,966	$22,700	$18,117
May 21	$18,383	$22,803	$18,540
Jun 21	$18,169	$23,365	$18,328
Jul 21	$18,312	$23,761	$18,475
Aug 21	$18,672	$24,438	$18,841
Sep 21	$18,020	$23,342	$18,185
Oct 21	$18,931	$24,920	$19,108
Nov 21	$18,263	$24,541	$18,435
Dec 21	$19,411	$25,507	$19,598
Jan 22	$18,954	$24,006	$19,142
Feb 22	$18,731	$23,402	$18,919
Mar 22	$19,256	$24,161	$19,454
Apr 22	$18,167	$21,993	$18,356
May 22	$18,517	$21,963	$18,713
Jun 22	$16,897	$20,126	$17,078
Jul 22	$18,016	$22,014	$18,211
Aug 22	$17,477	$21,192	$17,668
Sep 22	$15,941	$19,227	$16,119
Oct 22	$17,573	$20,804	$17,771
Nov 22	$18,668	$21,890	$18,882
Dec 22	$17,912	$20,608	$18,121
Jan 23	$18,838	$22,027	$19,060
Feb 23	$18,172	$21,513	$18,388
Mar 23	$18,087	$22,088	$18,303
Apr 23	$18,357	$22,323	$18,579
May 23	$17,647	$22,410	$17,862
Jun 23	$18,816	$23,940	$19,049
Jul 23	$19,475	$24,798	$19,719
Aug 23	$18,951	$24,320	$19,186
Sep 23	$18,216	$23,161	$18,446
Oct 23	$17,571	$22,547	$17,795
Nov 23	$18,894	$24,650	$19,138
Dec 23	$19,938	$25,957	$20,198
Jan 24	$19,955	$26,245	$20,219
Feb 24	$20,689	$27,666	$20,965
Mar 24	$21,719	$28,558	$22,013
Apr 24	$20,788	$27,301	$21,073
May 24	$21,444	$28,591	$21,741
Jun 24	$21,239	$29,476	$21,536
Jul 24	$22,322	$30,024	$22,637
Aug 24	$22,918	$30,678	$23,244
Sep 24	$23,232	$31,313	$23,567
Oct 24	$22,972	$31,083	$23,308
Nov 24	$24,436	$33,150	$24,796
Dec 24	$22,761	$32,137	$23,100
Jan 25	$23,810	$33,152	$24,169
Feb 25	$23,903	$32,516	$24,267
Mar 25	$23,236	$30,620	$23,593
Apr 25	$22,525	$30,414	$22,874
May 25	$23,312	$32,342	$23,678
Jun 25	$24,105	$33,985	$24,487
Jul 25	$24,240	$34,734	$24,628
Aug 25	$25,011	$35,537	$25,412
Sep 25	$25,381	$36,764	$25,792
Oct 25	$25,489	$37,552	$25,906
Nov 25	$26,163	$37,655	$26,594
Dec 25	$26,336	$37,647	$26,774
Jan 26	$27,534	$38,231	$27,996
Feb 26	$28,245	$38,049	$28,722
Mar 26	$26,878	$36,157	$27,337

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 69,842,327,062
Holdings Count | Holding		869
Advisory Fees Paid, Amount		$ 117,668,328
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$69,842,327,062
Number of Portfolio Holdings...
869
Net Investment Advisory Fees...
$117,668,328
Portfolio Turnover Rate...
14%

C000025777
Shareholder Report [Line Items]
Fund Name		iShares U.S. Aerospace & Defense ETF
Trading Symbol		ITA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Aerospace & Defense ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Aerospace & Defense ETF	$45	0.37%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Aerospace & Defense Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,421	$10,062	$10,425
May 16	$10,609	$10,242	$10,617
Jun 16	$10,709	$10,262	$10,721
Jul 16	$11,103	$10,670	$11,120
Aug 16	$11,170	$10,699	$11,187
Sep 16	$11,103	$10,718	$11,124
Oct 16	$11,204	$10,483	$11,229
Nov 16	$12,317	$10,949	$12,352
Dec 16	$12,137	$11,162	$12,176
Jan 17	$12,290	$11,379	$12,333
Feb 17	$13,098	$11,799	$13,149
Mar 17	$12,870	$11,808	$12,924
Apr 17	$13,294	$11,931	$13,354
May 17	$13,653	$12,053	$13,721
Jun 17	$13,638	$12,164	$13,709
Jul 17	$14,293	$12,393	$14,373
Aug 17	$14,810	$12,416	$14,899
Sep 17	$15,483	$12,719	$15,580
Oct 17	$15,701	$12,995	$15,805
Nov 17	$16,173	$13,389	$16,286
Dec 17	$16,406	$13,524	$16,526
Jan 18	$17,709	$14,242	$17,846
Feb 18	$17,679	$13,714	$17,818
Mar 18	$17,297	$13,442	$17,438
Apr 18	$16,813	$13,490	$16,956
May 18	$17,394	$13,871	$17,549
Jun 18	$16,853	$13,963	$17,008
Jul 18	$18,032	$14,430	$18,205
Aug 18	$18,179	$14,932	$18,363
Sep 18	$19,037	$14,955	$19,242
Oct 18	$16,860	$13,848	$17,035
Nov 18	$16,890	$14,125	$17,079
Dec 18	$15,232	$12,808	$15,404
Jan 19	$17,131	$13,911	$17,343
Feb 19	$18,413	$14,399	$18,660
Mar 19	$17,627	$14,606	$17,865
Apr 19	$18,527	$15,188	$18,784
May 19	$17,840	$14,208	$18,092
Jun 19	$18,974	$15,203	$19,251
Jul 19	$19,069	$15,426	$19,352
Aug 19	$19,655	$15,115	$19,958
Sep 19	$19,961	$15,376	$20,274
Oct 19	$19,548	$15,702	$19,860
Nov 19	$20,551	$16,297	$20,887
Dec 19	$19,873	$16,766	$20,204
Jan 20	$20,374	$16,745	$20,723
Feb 20	$17,970	$15,374	$18,281
Mar 20	$12,941	$13,251	$13,179
Apr 20	$14,014	$15,008	$14,274
May 20	$14,784	$15,814	$15,063
Jun 20	$14,851	$16,179	$15,136
Jul 20	$14,124	$17,093	$14,397
Aug 20	$15,064	$18,321	$15,360
Sep 20	$14,317	$17,647	$14,605
Oct 20	$13,661	$17,271	$13,939
Nov 20	$16,683	$19,382	$17,030
Dec 20	$17,174	$20,251	$17,538
Jan 21	$16,151	$20,186	$16,497
Feb 21	$17,335	$20,832	$17,712
Mar 21	$18,925	$21,557	$19,345
Apr 21	$19,339	$22,664	$19,774
May 21	$20,037	$22,767	$20,495
Jun 21	$19,943	$23,344	$20,407
Jul 21	$19,663	$23,746	$20,125
Aug 21	$19,292	$24,425	$19,752
Sep 21	$19,009	$23,316	$19,471
Oct 21	$19,055	$24,882	$19,516
Nov 21	$17,890	$24,516	$18,327
Dec 21	$18,780	$25,447	$19,245
Jan 22	$18,453	$23,919	$18,916
Feb 22	$20,431	$23,318	$20,953
Mar 22	$20,250	$24,073	$20,773
Apr 22	$18,822	$21,902	$19,314
May 22	$18,698	$21,858	$19,194
Jun 22	$18,186	$20,020	$18,676
Jul 22	$19,022	$21,898	$19,538
Aug 22	$18,649	$21,071	$19,163
Sep 22	$16,784	$19,107	$17,252
Oct 22	$19,751	$20,666	$20,310
Nov 22	$20,595	$21,757	$21,183
Dec 22	$20,649	$20,478	$21,248
Jan 23	$21,167	$21,906	$21,789
Feb 23	$21,178	$21,398	$21,806
Mar 23	$21,295	$21,961	$21,935
Apr 23	$21,089	$22,182	$21,730
May 23	$20,113	$22,278	$20,731
Jun 23	$21,641	$23,804	$22,311
Jul 23	$21,830	$24,662	$22,513
Aug 23	$21,533	$24,178	$22,214
Sep 23	$19,682	$23,021	$20,310
Oct 23	$20,416	$22,401	$21,076
Nov 23	$22,277	$24,503	$23,006
Dec 23	$23,596	$25,814	$24,375
Jan 24	$22,873	$26,099	$23,636
Feb 24	$23,847	$27,518	$24,650
Mar 24	$24,648	$28,407	$25,483
Apr 24	$24,254	$27,155	$25,085
May 24	$25,428	$28,444	$26,310
Jun 24	$24,719	$29,327	$25,582
Jul 24	$26,821	$29,866	$27,768
Aug 24	$27,652	$30,506	$28,637
Sep 24	$28,069	$31,134	$29,077
Oct 24	$27,076	$30,912	$28,056
Nov 24	$29,150	$32,971	$30,215
Dec 24	$27,325	$31,977	$28,334
Jan 25	$29,464	$32,957	$30,561
Feb 25	$29,127	$32,335	$30,221
Mar 25	$28,849	$30,420	$29,946
Apr 25	$29,562	$30,211	$30,696
May 25	$33,385	$32,146	$34,679
Jun 25	$35,555	$33,793	$36,945
Jul 25	$37,079	$34,564	$38,542
Aug 25	$37,426	$35,349	$38,915
Sep 25	$39,618	$36,570	$41,208
Oct 25	$40,812	$37,374	$42,464
Nov 25	$38,815	$37,433	$40,397
Dec 25	$40,621	$37,431	$42,292
Jan 26	$43,968	$38,014	$45,792
Feb 26	$46,163	$37,805	$48,091
Mar 26	$41,408	$35,939	$43,149

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 13,379,396,671
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 40,000,711
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$13,379,396,671
Number of Portfolio Holdings...
47
Net Investment Advisory Fees...
$40,000,711
Portfolio Turnover Rate...
18%

C000025774
Shareholder Report [Line Items]
Fund Name		iShares U.S. Broker-Dealers & Securities Exchanges ETF
Trading Symbol		IAI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Broker-Dealers & Securities Exchanges ETF	$40	0.37%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Investment Services Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,064	$10,062	$10,068
May 16	$10,556	$10,242	$10,564
Jun 16	$9,682	$10,262	$9,691
Jul 16	$10,503	$10,670	$10,516
Aug 16	$11,203	$10,699	$11,223
Sep 16	$11,156	$10,718	$11,181
Oct 16	$11,143	$10,483	$11,170
Nov 16	$13,064	$10,949	$13,103
Dec 16	$13,361	$11,162	$13,408
Jan 17	$13,925	$11,379	$13,980
Feb 17	$14,087	$11,799	$14,146
Mar 17	$13,927	$11,808	$13,991
Apr 17	$13,762	$11,931	$13,830
May 17	$13,520	$12,053	$13,592
Jun 17	$14,522	$12,164	$14,606
Jul 17	$14,942	$12,393	$15,033
Aug 17	$14,609	$12,416	$14,701
Sep 17	$15,617	$12,719	$15,725
Oct 17	$15,855	$12,995	$15,972
Nov 17	$16,858	$13,389	$16,989
Dec 17	$17,207	$13,524	$17,348
Jan 18	$18,186	$14,242	$18,344
Feb 18	$18,172	$13,714	$18,339
Mar 18	$18,020	$13,442	$18,192
Apr 18	$18,100	$13,490	$18,280
May 18	$18,271	$13,871	$18,457
Jun 18	$17,703	$13,963	$17,891
Jul 18	$17,998	$14,430	$18,197
Aug 18	$18,139	$14,932	$18,346
Sep 18	$17,243	$14,955	$17,437
Oct 18	$16,858	$13,848	$17,054
Nov 18	$16,997	$14,125	$17,202
Dec 18	$15,607	$12,808	$15,797
Jan 19	$16,851	$13,911	$17,055
Feb 19	$17,193	$14,399	$17,407
Mar 19	$16,465	$14,606	$16,673
Apr 19	$17,870	$15,188	$18,102
May 19	$16,905	$14,208	$17,127
Jun 19	$17,744	$15,203	$17,988
Jul 19	$18,322	$15,426	$18,582
Aug 19	$18,008	$15,115	$18,269
Sep 19	$18,135	$15,376	$18,402
Oct 19	$18,174	$15,702	$18,447
Nov 19	$19,285	$16,297	$19,582
Dec 19	$19,391	$16,766	$19,699
Jan 20	$19,943	$16,745	$20,268
Feb 20	$17,957	$15,374	$18,255
Mar 20	$14,630	$13,251	$14,885
Apr 20	$16,401	$15,008	$16,690
May 20	$17,453	$15,814	$17,770
Jun 20	$17,153	$16,179	$17,471
Jul 20	$17,485	$17,093	$17,768
Aug 20	$18,494	$18,321	$18,780
Sep 20	$17,824	$17,647	$18,107
Oct 20	$17,847	$17,271	$18,135
Nov 20	$20,926	$19,382	$21,272
Dec 20	$22,988	$20,251	$23,380
Jan 21	$22,939	$20,186	$23,338
Feb 21	$25,849	$20,832	$26,306
Mar 21	$26,685	$21,557	$27,168
Apr 21	$28,154	$22,664	$28,671
May 21	$29,492	$22,767	$30,046
Jun 21	$29,638	$23,344	$30,206
Jul 21	$29,963	$23,746	$30,545
Aug 21	$31,819	$24,425	$32,453
Sep 21	$30,420	$23,316	$31,035
Oct 21	$33,208	$24,882	$33,890
Nov 21	$31,254	$24,516	$31,906
Dec 21	$32,274	$25,447	$32,959
Jan 22	$31,363	$23,919	$32,038
Feb 22	$30,339	$23,318	$31,000
Mar 22	$29,454	$24,073	$30,105
Apr 22	$26,246	$21,902	$26,832
May 22	$27,261	$21,858	$27,881
Jun 22	$24,879	$20,020	$25,455
Jul 22	$27,505	$21,898	$28,150
Aug 22	$27,478	$21,071	$28,134
Sep 22	$25,436	$19,107	$26,053
Oct 22	$28,574	$20,666	$29,278
Nov 22	$30,746	$21,757	$31,515
Dec 22	$28,814	$20,478	$29,544
Jan 23	$30,611	$21,906	$31,398
Feb 23	$30,280	$21,398	$31,069
Mar 23	$27,560	$21,961	$28,288
Apr 23	$27,667	$22,182	$28,406
May 23	$26,219	$22,278	$26,926
Jun 23	$27,428	$23,804	$28,174
Jul 23	$29,632	$24,662	$30,448
Aug 23	$28,647	$24,178	$29,445
Sep 23	$27,752	$23,021	$28,535
Oct 23	$26,620	$22,401	$27,381
Nov 23	$30,015	$24,503	$30,885
Dec 23	$33,144	$25,814	$34,117
Jan 24	$32,357	$26,099	$33,300
Feb 24	$33,796	$27,518	$34,791
Mar 24	$35,558	$28,407	$36,617
Apr 24	$34,177	$27,155	$35,190
May 24	$35,745	$28,444	$36,831
Jun 24	$36,000	$29,327	$37,104
Jul 24	$38,111	$29,866	$39,301
Aug 24	$39,266	$30,506	$40,514
Sep 24	$39,642	$31,134	$40,913
Oct 24	$40,969	$30,912	$42,293
Nov 24	$47,244	$32,971	$48,792
Dec 24	$44,542	$31,977	$46,018
Jan 25	$48,401	$32,957	$50,021
Feb 25	$47,258	$32,335	$48,848
Mar 25	$43,532	$30,420	$45,004
Apr 25	$43,775	$30,211	$45,272
May 25	$47,996	$32,146	$49,657
Jun 25	$52,645	$33,793	$54,490
Jul 25	$54,681	$34,564	$56,613
Aug 25	$54,205	$35,349	$56,132
Sep 25	$55,135	$36,570	$57,113
Oct 25	$54,630	$37,374	$56,614
Nov 25	$54,875	$37,433	$56,883
Dec 25	$56,095	$37,431	$58,172
Jan 26	$57,659	$38,014	$59,812
Feb 26	$53,401	$37,805	$55,410
Mar 26	$51,599	$35,939	$53,557

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,519,917,792
Holdings Count | Holding		38
Advisory Fees Paid, Amount		$ 5,558,733
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,519,917,792
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$5,558,733
Portfolio Turnover Rate...
18%

C000025772
Shareholder Report [Line Items]
Fund Name		iShares U.S. Healthcare Providers ETF
Trading Symbol		IHF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Healthcare Providers ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare Providers ETF	$33	0.37%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Health Care Providers Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,352	$10,062	$10,355
May 16	$10,275	$10,242	$10,282
Jun 16	$10,452	$10,262	$10,463
Jul 16	$10,548	$10,670	$10,561
Aug 16	$10,085	$10,699	$10,100
Sep 16	$10,184	$10,718	$10,203
Oct 16	$9,615	$10,483	$9,635
Nov 16	$10,387	$10,949	$10,412
Dec 16	$10,284	$11,162	$10,312
Jan 17	$10,649	$11,379	$10,683
Feb 17	$11,152	$11,799	$11,191
Mar 17	$11,023	$11,808	$11,064
Apr 17	$11,306	$11,931	$11,352
May 17	$11,508	$12,053	$11,551
Jun 17	$12,216	$12,164	$12,267
Jul 17	$11,968	$12,393	$12,022
Aug 17	$12,153	$12,416	$12,212
Sep 17	$12,159	$12,719	$12,221
Oct 17	$12,299	$12,995	$12,367
Nov 17	$12,906	$13,389	$12,979
Dec 17	$12,904	$13,524	$12,982
Jan 18	$13,780	$14,242	$13,868
Feb 18	$13,292	$13,714	$13,381
Mar 18	$12,941	$13,442	$13,031
Apr 18	$13,507	$13,490	$13,608
May 18	$14,063	$13,871	$14,174
Jun 18	$14,469	$13,963	$14,595
Jul 18	$15,041	$14,430	$15,180
Aug 18	$16,227	$14,932	$16,387
Sep 18	$16,472	$14,955	$16,639
Oct 18	$15,709	$13,848	$15,872
Nov 18	$16,487	$14,125	$16,660
Dec 18	$14,144	$12,808	$14,302
Jan 19	$15,449	$13,911	$15,629
Feb 19	$14,960	$14,399	$15,139
Mar 19	$14,397	$14,606	$14,571
Apr 19	$14,029	$15,188	$14,205
May 19	$14,104	$14,208	$14,284
Jun 19	$14,697	$15,203	$14,890
Jul 19	$15,216	$15,426	$15,423
Aug 19	$14,428	$15,115	$14,628
Sep 19	$13,910	$15,376	$14,107
Oct 19	$15,172	$15,702	$15,393
Nov 19	$16,759	$16,297	$17,012
Dec 19	$17,318	$16,766	$17,585
Jan 20	$16,585	$16,745	$16,847
Feb 20	$15,456	$15,374	$15,704
Mar 20	$14,411	$13,251	$14,646
Apr 20	$16,409	$15,008	$16,681
May 20	$17,295	$15,814	$17,588
Jun 20	$16,653	$16,179	$16,941
Jul 20	$17,669	$17,093	$17,979
Aug 20	$17,812	$18,321	$18,130
Sep 20	$17,511	$17,647	$17,832
Oct 20	$17,404	$17,271	$17,697
Nov 20	$19,540	$19,382	$19,910
Dec 20	$20,374	$20,251	$20,767
Jan 21	$20,810	$20,186	$21,218
Feb 21	$20,365	$20,832	$20,770
Mar 21	$21,852	$21,557	$22,295
Apr 21	$22,840	$22,664	$23,309
May 21	$23,574	$22,767	$24,065
Jun 21	$23,183	$23,344	$23,674
Jul 21	$23,379	$23,746	$23,877
Aug 21	$23,354	$24,425	$23,858
Sep 21	$22,289	$23,316	$22,777
Oct 21	$24,294	$24,882	$24,835
Nov 21	$22,716	$24,516	$23,230
Dec 21	$25,339	$25,447	$25,923
Jan 22	$23,391	$23,919	$23,937
Feb 22	$23,881	$23,318	$24,447
Mar 22	$24,726	$24,073	$25,319
Apr 22	$23,264	$21,902	$23,829
May 22	$23,058	$21,858	$23,626
Jun 22	$22,344	$20,020	$22,896
Jul 22	$24,203	$21,898	$24,810
Aug 22	$23,447	$21,071	$24,043
Sep 22	$22,407	$19,107	$22,984
Oct 22	$24,259	$20,666	$24,889
Nov 22	$24,500	$21,757	$25,139
Dec 22	$23,543	$20,478	$24,164
Jan 23	$23,530	$21,906	$24,160
Feb 23	$22,481	$21,398	$23,077
Mar 23	$21,804	$21,961	$22,389
Apr 23	$22,670	$22,182	$23,281
May 23	$21,577	$22,278	$22,166
Jun 23	$22,547	$23,804	$23,171
Jul 23	$23,170	$24,662	$23,819
Aug 23	$21,856	$24,178	$22,473
Sep 23	$21,790	$23,021	$22,413
Oct 23	$21,968	$22,401	$22,605
Nov 23	$22,563	$24,503	$23,224
Dec 23	$23,294	$25,814	$23,984
Jan 24	$23,048	$26,099	$23,738
Feb 24	$23,479	$27,518	$24,189
Mar 24	$24,267	$28,407	$25,011
Apr 24	$23,034	$27,155	$23,747
May 24	$23,383	$28,444	$24,114
Jun 24	$23,326	$29,327	$24,062
Jul 24	$25,085	$29,866	$25,886
Aug 24	$25,977	$30,506	$26,813
Sep 24	$25,463	$31,134	$26,290
Oct 24	$23,189	$30,912	$23,948
Nov 24	$24,340	$32,971	$25,146
Dec 24	$21,459	$31,977	$22,173
Jan 25	$23,595	$32,957	$24,389
Feb 25	$22,750	$32,335	$23,521
Mar 25	$23,666	$30,420	$24,478
Apr 25	$22,515	$30,211	$23,293
May 25	$21,281	$32,146	$22,023
Jun 25	$21,829	$33,793	$22,598
Jul 25	$18,660	$34,564	$19,323
Aug 25	$21,178	$35,349	$21,938
Sep 25	$22,189	$36,570	$22,993
Oct 25	$21,794	$37,374	$22,590
Nov 25	$22,229	$37,433	$23,047
Dec 25	$21,655	$37,431	$22,460
Jan 26	$20,557	$38,014	$21,325
Feb 26	$20,845	$37,805	$21,630
Mar 26	$18,981	$35,939	$19,702

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 661,982,963
Holdings Count | Holding		63
Advisory Fees Paid, Amount		$ 2,653,851
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$661,982,963
Number of Portfolio Holdings...
63
Net Investment Advisory Fees...
$2,653,851
Portfolio Turnover Rate...
37%

C000025769
Shareholder Report [Line Items]
Fund Name		iShares U.S. Home Construction ETF
Trading Symbol		ITB
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Home Construction ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Home Construction ETF	$36	0.37%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Home Construction Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,827	$10,062	$9,829
May 16	$10,181	$10,242	$10,187
Jun 16	$10,221	$10,262	$10,231
Jul 16	$10,705	$10,670	$10,721
Aug 16	$10,742	$10,699	$10,760
Sep 16	$10,190	$10,718	$10,212
Oct 16	$9,535	$10,483	$9,559
Nov 16	$10,112	$10,949	$10,141
Dec 16	$10,179	$11,162	$10,210
Jan 17	$10,716	$11,379	$10,755
Feb 17	$11,278	$11,799	$11,323
Mar 17	$11,850	$11,808	$11,902
Apr 17	$11,983	$11,931	$12,039
May 17	$12,017	$12,053	$12,076
Jun 17	$12,592	$12,164	$12,659
Jul 17	$12,577	$12,393	$12,647
Aug 17	$12,644	$12,416	$12,720
Sep 17	$13,569	$12,719	$13,654
Oct 17	$14,764	$12,995	$14,864
Nov 17	$16,094	$13,389	$16,208
Dec 17	$16,230	$13,524	$16,351
Jan 18	$15,936	$14,242	$16,064
Feb 18	$14,249	$13,714	$14,363
Mar 18	$14,598	$13,442	$14,724
Apr 18	$14,308	$13,490	$14,434
May 18	$14,311	$13,871	$14,444
Jun 18	$14,202	$13,963	$14,334
Jul 18	$14,101	$14,430	$14,236
Aug 18	$14,045	$14,932	$14,185
Sep 18	$13,181	$14,955	$13,316
Oct 18	$11,630	$13,848	$11,750
Nov 18	$12,074	$14,125	$12,202
Dec 18	$11,204	$12,808	$11,326
Jan 19	$12,795	$13,911	$12,944
Feb 19	$12,922	$14,399	$13,077
Mar 19	$13,196	$14,606	$13,359
Apr 19	$14,203	$15,188	$14,386
May 19	$13,642	$14,208	$13,819
Jun 19	$14,328	$15,203	$14,521
Jul 19	$14,590	$15,426	$14,793
Aug 19	$15,299	$15,115	$15,520
Sep 19	$16,248	$15,376	$16,489
Oct 19	$16,750	$15,702	$17,004
Nov 19	$17,073	$16,297	$17,339
Dec 19	$16,681	$16,766	$16,944
Jan 20	$17,845	$16,745	$18,135
Feb 20	$16,286	$15,374	$16,555
Mar 20	$10,900	$13,251	$11,083
Apr 20	$13,740	$15,008	$13,978
May 20	$16,278	$15,814	$16,569
Jun 20	$16,667	$16,179	$16,973
Jul 20	$19,469	$17,093	$19,832
Aug 20	$20,570	$18,321	$20,966
Sep 20	$21,375	$17,647	$21,793
Oct 20	$19,604	$17,271	$19,990
Nov 20	$21,129	$19,382	$21,554
Dec 20	$21,084	$20,251	$21,518
Jan 21	$22,282	$20,186	$22,745
Feb 21	$22,735	$20,832	$23,216
Mar 21	$25,672	$21,557	$26,227
Apr 21	$27,708	$22,664	$28,320
May 21	$27,209	$22,767	$27,817
Jun 21	$26,211	$23,344	$26,806
Jul 21	$27,101	$23,746	$27,725
Aug 21	$27,707	$24,425	$28,356
Sep 21	$25,096	$23,316	$25,689
Oct 21	$27,284	$24,882	$27,938
Nov 21	$28,680	$24,516	$29,382
Dec 21	$31,445	$25,447	$32,228
Jan 22	$26,856	$23,919	$27,529
Feb 22	$25,350	$23,318	$25,991
Mar 22	$22,538	$24,073	$23,112
Apr 22	$21,989	$21,902	$22,556
May 22	$22,949	$21,858	$23,550
Jun 22	$19,992	$20,020	$20,521
Jul 22	$23,293	$21,898	$23,918
Aug 22	$21,361	$21,071	$21,941
Sep 22	$19,867	$19,107	$20,413
Oct 22	$21,500	$20,666	$22,098
Nov 22	$23,253	$21,757	$23,907
Dec 22	$23,213	$20,478	$23,875
Jan 23	$26,633	$21,906	$27,401
Feb 23	$25,914	$21,398	$26,669
Mar 23	$26,976	$21,961	$27,773
Apr 23	$29,090	$22,182	$29,964
May 23	$28,070	$22,278	$28,923
Jun 23	$32,835	$23,804	$33,847
Jul 23	$34,130	$24,662	$35,194
Aug 23	$33,156	$24,178	$34,201
Sep 23	$30,208	$23,021	$31,169
Oct 23	$28,319	$22,401	$29,230
Nov 23	$33,503	$24,503	$34,596
Dec 23	$39,190	$25,814	$40,485
Jan 24	$38,532	$26,099	$39,818
Feb 24	$41,570	$27,518	$42,973
Mar 24	$44,717	$28,407	$46,242
Apr 24	$40,081	$27,155	$41,465
May 24	$40,986	$28,444	$42,414
Jun 24	$39,078	$29,327	$40,449
Jul 24	$46,604	$29,866	$48,267
Aug 24	$46,717	$30,506	$48,399
Sep 24	$49,161	$31,134	$50,950
Oct 24	$45,305	$30,912	$46,964
Nov 24	$47,888	$32,971	$49,655
Dec 24	$40,021	$31,977	$41,505
Jan 25	$41,527	$32,957	$43,051
Feb 25	$38,290	$32,335	$39,819
Mar 25	$37,095	$30,420	$38,591
Apr 25	$35,921	$30,211	$37,375
May 25	$34,873	$32,146	$36,285
Jun 25	$36,559	$33,793	$38,051
Jul 25	$38,258	$34,564	$39,843
Aug 25	$43,446	$35,349	$45,264
Sep 25	$42,148	$36,570	$43,924
Oct 25	$39,471	$37,374	$41,142
Nov 25	$40,870	$37,433	$42,609
Dec 25	$37,913	$37,431	$39,535
Jan 26	$40,209	$38,014	$41,943
Feb 26	$42,383	$37,805	$44,223
Mar 26	$35,745	$35,939	$37,303

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,392,265,647
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 9,990,508
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,392,265,647
Number of Portfolio Holdings...
49
Net Investment Advisory Fees...
$9,990,508
Portfolio Turnover Rate...
12%

C000198491
Shareholder Report [Line Items]
Fund Name		iShares U.S. Infrastructure ETF
Trading Symbol		IFRA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Infrastructure ETF	$34	0.30%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.30%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 3, 2018 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	NYSE® FactSet U.S. Infrastructure Index
Mar 18	$10,000	$10,000	$10,000
Apr 18	$10,225	$10,143	$10,232
May 18	$10,672	$10,390	$10,684
Jun 18	$10,692	$10,461	$10,705
Jul 18	$10,950	$10,837	$10,969
Aug 18	$10,930	$11,195	$10,952
Sep 18	$10,814	$11,247	$10,837
Oct 18	$9,886	$10,466	$9,913
Nov 18	$10,157	$10,670	$10,190
Dec 18	$9,312	$9,709	$9,344
Jan 19	$10,270	$10,507	$10,309
Feb 19	$10,719	$10,859	$10,763
Mar 19	$10,678	$11,060	$10,727
Apr 19	$10,982	$11,503	$11,039
May 19	$10,236	$10,776	$10,291
Jun 19	$11,140	$11,533	$11,204
Jul 19	$11,066	$11,711	$11,137
Aug 19	$10,736	$11,507	$10,803
Sep 19	$11,332	$11,712	$11,403
Oct 19	$11,377	$11,967	$11,451
Nov 19	$11,409	$12,417	$11,488
Dec 19	$11,795	$12,781	$11,879
Jan 20	$11,515	$12,806	$11,601
Feb 20	$10,318	$11,761	$10,391
Mar 20	$8,407	$10,270	$8,459
Apr 20	$9,303	$11,620	$9,363
May 20	$9,739	$12,225	$9,809
Jun 20	$9,850	$12,504	$9,924
Jul 20	$10,117	$13,246	$10,195
Aug 20	$10,433	$14,241	$10,521
Sep 20	$10,196	$13,709	$10,283
Oct 20	$10,690	$13,353	$10,784
Nov 20	$11,962	$14,898	$12,079
Dec 20	$12,655	$15,512	$12,748
Jan 21	$12,541	$15,368	$12,636
Feb 21	$13,318	$15,769	$13,461
Mar 21	$14,638	$16,363	$14,808
Apr 21	$15,121	$17,253	$15,300
May 21	$15,303	$17,336	$15,491
Jun 21	$14,978	$17,819	$15,165
Jul 21	$15,203	$18,240	$15,399
Aug 21	$15,471	$18,778	$15,673
Sep 21	$14,559	$17,892	$14,756
Oct 21	$15,449	$19,140	$15,661
Nov 21	$15,235	$18,947	$15,449
Dec 21	$16,421	$19,696	$16,664
Jan 22	$15,566	$18,581	$15,794
Feb 22	$15,973	$18,036	$16,213
Mar 22	$16,801	$18,670	$17,059
Apr 22	$15,822	$16,978	$16,065
May 22	$16,376	$16,941	$16,628
Jun 22	$14,739	$15,538	$14,972
Jul 22	$16,148	$16,988	$16,410
Aug 22	$15,808	$16,322	$16,059
Sep 22	$14,030	$14,809	$14,252
Oct 22	$15,549	$15,984	$15,806
Nov 22	$16,615	$16,854	$16,895
Dec 22	$15,910	$15,863	$16,184
Jan 23	$17,070	$16,906	$17,369
Feb 23	$16,722	$16,503	$17,020
Mar 23	$16,451	$17,089	$16,751
Apr 23	$16,348	$17,306	$16,649
May 23	$15,867	$17,418	$16,165
Jun 23	$17,280	$18,580	$17,577
Jul 23	$17,852	$19,220	$18,164
Aug 23	$17,247	$18,896	$17,553
Sep 23	$16,276	$18,010	$16,570
Oct 23	$15,631	$17,595	$15,917
Nov 23	$16,756	$19,254	$17,068
Dec 23	$18,010	$20,161	$18,310
Jan 24	$17,319	$20,475	$17,611
Feb 24	$18,275	$21,574	$18,589
Mar 24	$19,481	$22,260	$19,823
Apr 24	$18,973	$21,341	$19,311
May 24	$19,900	$22,361	$20,260
Jun 24	$19,010	$23,161	$19,359
Jul 24	$20,831	$23,451	$21,220
Aug 24	$20,581	$24,017	$20,970
Sep 24	$21,319	$24,534	$21,728
Oct 24	$21,288	$24,352	$21,709
Nov 24	$23,403	$25,877	$23,874
Dec 24	$21,077	$25,218	$21,507
Jan 25	$21,602	$25,986	$22,048
Feb 25	$21,266	$25,576	$21,712
Mar 25	$20,681	$24,080	$21,120
Apr 25	$20,767	$23,957	$21,214
May 25	$21,909	$25,503	$22,387
Jun 25	$22,635	$26,815	$23,139
Jul 25	$23,287	$27,429	$23,811
Aug 25	$23,926	$27,967	$24,480
Sep 25	$24,391	$28,993	$24,964
Oct 25	$24,317	$29,682	$24,893
Nov 25	$24,799	$29,691	$25,392
Dec 25	$24,461	$29,694	$25,048
Jan 26	$26,045	$30,078	$26,667
Feb 26	$28,035	$29,813	$28,706
Mar 26	$26,706	$28,352	$27,356

See “Average annual total returns” for additional information on fund performance.

Performance Inception Date		Apr. 03, 2018
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Mar. 31, 2025
AssetsNet		$ 3,702,676,300
Holdings Count | Holding		167
Advisory Fees Paid, Amount		$ 9,005,257
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,702,676,300
Number of Portfolio Holdings...
167
Net Investment Advisory Fees...
$9,005,257
Portfolio Turnover Rate...
68%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000025775
Shareholder Report [Line Items]
Fund Name		iShares U.S. Insurance ETF
Trading Symbol		IAK
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Insurance ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Insurance ETF	$36	0.37%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Insurance Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,110	$10,062	$10,114
May 16	$10,509	$10,242	$10,518
Jun 16	$10,230	$10,262	$10,241
Jul 16	$10,330	$10,670	$10,345
Aug 16	$10,739	$10,699	$10,758
Sep 16	$10,693	$10,718	$10,716
Oct 16	$10,729	$10,483	$10,756
Nov 16	$11,661	$10,949	$11,695
Dec 16	$12,054	$11,162	$12,093
Jan 17	$12,063	$11,379	$12,109
Feb 17	$12,497	$11,799	$12,553
Mar 17	$12,325	$11,808	$12,383
Apr 17	$12,358	$11,931	$12,409
May 17	$12,466	$12,053	$12,520
Jun 17	$12,791	$12,164	$12,851
Jul 17	$13,221	$12,393	$13,292
Aug 17	$12,729	$12,416	$12,800
Sep 17	$13,105	$12,719	$13,183
Oct 17	$13,507	$12,995	$13,594
Nov 17	$13,853	$13,389	$13,949
Dec 17	$13,755	$13,524	$13,853
Jan 18	$14,034	$14,242	$14,142
Feb 18	$13,344	$13,714	$13,448
Mar 18	$13,426	$13,442	$13,532
Apr 18	$13,511	$13,490	$13,624
May 18	$13,164	$13,871	$13,280
Jun 18	$12,853	$13,963	$12,971
Jul 18	$13,712	$14,430	$13,843
Aug 18	$13,800	$14,932	$13,937
Sep 18	$13,917	$14,955	$14,059
Oct 18	$12,855	$13,848	$12,989
Nov 18	$13,224	$14,125	$13,367
Dec 18	$12,234	$12,808	$12,368
Jan 19	$13,125	$13,911	$13,275
Feb 19	$13,675	$14,399	$13,837
Mar 19	$13,507	$14,606	$13,668
Apr 19	$14,507	$15,188	$14,682
May 19	$14,329	$14,208	$14,507
Jun 19	$15,073	$15,203	$15,266
Jul 19	$15,331	$15,426	$15,532
Aug 19	$14,676	$15,115	$14,877
Sep 19	$15,423	$15,376	$15,639
Oct 19	$14,867	$15,702	$15,076
Nov 19	$15,291	$16,297	$15,511
Dec 19	$15,353	$16,766	$15,581
Jan 20	$15,377	$16,745	$15,611
Feb 20	$13,738	$15,374	$13,952
Mar 20	$10,817	$13,251	$10,988
Apr 20	$11,267	$15,008	$11,447
May 20	$11,684	$15,814	$11,874
Jun 20	$11,972	$16,179	$12,174
Jul 20	$12,535	$17,093	$12,752
Aug 20	$12,775	$18,321	$12,999
Sep 20	$12,230	$17,647	$12,451
Oct 20	$12,472	$17,271	$12,702
Nov 20	$14,102	$19,382	$14,368
Dec 20	$14,912	$20,251	$15,198
Jan 21	$14,398	$20,186	$14,678
Feb 21	$15,623	$20,832	$15,931
Mar 21	$16,499	$21,557	$16,832
Apr 21	$17,583	$22,664	$17,942
May 21	$18,063	$22,767	$18,437
Jun 21	$17,273	$23,344	$17,635
Jul 21	$17,276	$23,746	$17,639
Aug 21	$18,249	$24,425	$18,643
Sep 21	$17,580	$23,316	$17,964
Oct 21	$18,760	$24,882	$19,177
Nov 21	$17,692	$24,516	$18,090
Dec 21	$18,894	$25,447	$19,329
Jan 22	$19,274	$23,919	$19,721
Feb 22	$19,446	$23,318	$19,908
Mar 22	$20,684	$24,073	$21,183
Apr 22	$19,387	$21,902	$19,867
May 22	$20,069	$21,858	$20,575
Jun 22	$18,892	$20,020	$19,368
Jul 22	$18,735	$21,898	$19,213
Aug 22	$18,943	$21,071	$19,439
Sep 22	$18,085	$19,107	$18,565
Oct 22	$20,806	$20,666	$21,369
Nov 22	$21,614	$21,757	$22,205
Dec 22	$21,053	$20,478	$21,637
Jan 23	$21,837	$21,906	$22,444
Feb 23	$21,598	$21,398	$22,212
Mar 23	$19,784	$21,961	$20,353
Apr 23	$20,381	$22,182	$20,975
May 23	$19,064	$22,278	$19,624
Jun 23	$20,362	$23,804	$20,966
Jul 23	$21,069	$24,662	$21,698
Aug 23	$21,098	$24,178	$21,735
Sep 23	$21,350	$23,021	$22,001
Oct 23	$21,898	$22,401	$22,565
Nov 23	$23,180	$24,503	$23,895
Dec 23	$23,416	$25,814	$24,160
Jan 24	$25,003	$26,099	$25,789
Feb 24	$26,052	$27,518	$26,861
Mar 24	$27,534	$28,407	$28,415
Apr 24	$26,193	$27,155	$27,033
May 24	$27,435	$28,444	$28,329
Jun 24	$26,572	$29,327	$27,449
Jul 24	$28,386	$29,866	$29,330
Aug 24	$30,259	$30,506	$31,275
Sep 24	$30,492	$31,134	$31,540
Oct 24	$29,801	$30,912	$30,830
Nov 24	$32,583	$32,971	$33,716
Dec 24	$30,015	$31,977	$31,068
Jan 25	$30,608	$32,957	$31,689
Feb 25	$32,308	$32,335	$33,461
Mar 25	$32,931	$30,420	$34,122
Apr 25	$31,621	$30,211	$32,768
May 25	$32,571	$32,146	$33,761
Jun 25	$32,190	$33,793	$33,373
Jul 25	$30,535	$34,564	$31,667
Aug 25	$31,807	$35,349	$32,997
Sep 25	$32,229	$36,570	$33,446
Oct 25	$30,405	$37,374	$31,560
Nov 25	$32,395	$37,433	$33,637
Dec 25	$32,870	$37,431	$34,139
Jan 26	$32,149	$38,014	$33,395
Feb 26	$33,002	$37,805	$34,298
Mar 26	$31,473	$35,939	$32,720

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 372,072,861
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 2,356,639
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$372,072,861
Number of Portfolio Holdings...
60
Net Investment Advisory Fees...
$2,356,639
Portfolio Turnover Rate...
5%

C000251033
Shareholder Report [Line Items]
Fund Name		iShares U.S. Manufacturing ETF
Trading Symbol		MADE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Manufacturing ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Manufacturing ETF	$49	0.40%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.40%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: July 17, 2024 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P U.S. Manufacturing Select Index
Jun 24	$10,000	$10,000	$10,000
Jul 24	$9,841	$9,906	$9,843
Aug 24	$10,039	$10,118	$10,045
Sep 24	$10,192	$10,326	$10,202
Oct 24	$10,043	$10,253	$10,055
Nov 24	$10,965	$10,936	$10,980
Dec 24	$10,155	$10,606	$10,172
Jan 25	$10,431	$10,931	$10,453
Feb 25	$10,074	$10,725	$10,099
Mar 25	$9,536	$10,089	$9,562
Apr 25	$9,531	$10,020	$9,560
May 25	$10,476	$10,662	$10,513
Jun 25	$10,961	$11,208	$11,004
Jul 25	$11,536	$11,464	$11,586
Aug 25	$11,710	$11,724	$11,764
Sep 25	$12,092	$12,129	$12,151
Oct 25	$12,721	$12,396	$12,788
Nov 25	$12,742	$12,415	$12,814
Dec 25	$12,913	$12,415	$12,991
Jan 26	$14,152	$12,608	$14,243
Feb 26	$15,072	$12,539	$15,174
Mar 26	$13,817	$11,920	$13,915

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 47,990,519
Holdings Count | Holding		114
Advisory Fees Paid, Amount		$ 107,435
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$47,990,519
Number of Portfolio Holdings...
114
Net Investment Advisory Fees...
$107,435
Portfolio Turnover Rate...
22%

C000025773
Shareholder Report [Line Items]
Fund Name		iShares U.S. Medical Devices ETF
Trading Symbol		IHI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Medical Devices ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Medical Devices ETF	$35	0.37%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Medical Equipment Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,494	$10,062	$10,499
May 16	$10,704	$10,242	$10,711
Jun 16	$11,083	$10,262	$11,095
Jul 16	$11,760	$10,670	$11,777
Aug 16	$11,716	$10,699	$11,738
Sep 16	$11,897	$10,718	$11,924
Oct 16	$11,040	$10,483	$11,068
Nov 16	$10,760	$10,949	$10,790
Dec 16	$10,913	$11,162	$10,948
Jan 17	$11,666	$11,379	$11,708
Feb 17	$12,266	$11,799	$12,313
Mar 17	$12,436	$11,808	$12,489
Apr 17	$12,949	$11,931	$13,010
May 17	$13,217	$12,053	$13,284
Jun 17	$13,680	$12,164	$13,755
Jul 17	$13,518	$12,393	$13,597
Aug 17	$13,647	$12,416	$13,731
Sep 17	$13,732	$12,719	$13,822
Oct 17	$14,184	$12,995	$14,283
Nov 17	$14,616	$13,389	$14,723
Dec 17	$14,289	$13,524	$14,398
Jan 18	$15,737	$14,242	$15,865
Feb 18	$15,136	$13,714	$15,263
Mar 18	$15,231	$13,442	$15,365
Apr 18	$15,512	$13,490	$15,654
May 18	$16,313	$13,871	$16,478
Jun 18	$16,530	$13,963	$16,704
Jul 18	$17,162	$14,430	$17,349
Aug 18	$18,114	$14,932	$18,318
Sep 18	$18,751	$14,955	$18,966
Oct 18	$16,931	$13,848	$17,132
Nov 18	$17,851	$14,125	$18,067
Dec 18	$16,499	$12,808	$16,704
Jan 19	$17,780	$13,911	$18,008
Feb 19	$18,677	$14,399	$18,924
Mar 19	$19,114	$14,606	$19,374
Apr 19	$18,561	$15,188	$18,818
May 19	$18,226	$14,208	$18,485
Jun 19	$19,900	$15,203	$20,190
Jul 19	$20,348	$15,426	$20,653
Aug 19	$20,628	$15,115	$20,945
Sep 19	$20,472	$15,376	$20,794
Oct 19	$20,592	$15,702	$20,922
Nov 19	$21,484	$16,297	$21,834
Dec 19	$21,897	$16,766	$22,259
Jan 20	$21,944	$16,745	$22,315
Feb 20	$20,071	$15,374	$20,417
Mar 20	$18,671	$13,251	$18,999
Apr 20	$21,324	$15,008	$21,706
May 20	$22,231	$15,814	$22,635
Jun 20	$21,958	$16,179	$22,365
Jul 20	$24,318	$17,093	$24,782
Aug 20	$25,198	$18,321	$25,687
Sep 20	$24,919	$17,647	$25,412
Oct 20	$24,724	$17,271	$25,223
Nov 20	$25,980	$19,382	$26,510
Dec 20	$27,191	$20,251	$27,755
Jan 21	$27,699	$20,186	$28,285
Feb 21	$27,369	$20,832	$27,956
Mar 21	$27,450	$21,557	$28,047
Apr 21	$29,439	$22,664	$30,091
May 21	$28,786	$22,767	$29,429
Jun 21	$30,021	$23,344	$30,702
Jul 21	$31,790	$23,746	$32,522
Aug 21	$32,719	$24,425	$33,482
Sep 21	$31,365	$23,316	$32,107
Oct 21	$32,673	$24,882	$33,460
Nov 21	$30,895	$24,516	$31,646
Dec 21	$32,908	$25,447	$33,722
Jan 22	$29,539	$23,919	$30,277
Feb 22	$29,601	$23,318	$30,350
Mar 22	$30,466	$24,073	$31,246
Apr 22	$27,534	$21,902	$28,246
May 22	$27,225	$21,858	$27,938
Jun 22	$25,239	$20,020	$25,907
Jul 22	$26,901	$21,898	$27,620
Aug 22	$25,301	$21,071	$25,986
Sep 22	$23,640	$19,107	$24,288
Oct 22	$25,201	$20,666	$25,899
Nov 22	$26,627	$21,757	$27,372
Dec 22	$26,418	$20,478	$27,168
Jan 23	$27,117	$21,906	$27,896
Feb 23	$26,139	$21,398	$26,898
Mar 23	$27,149	$21,961	$27,946
Apr 23	$28,532	$22,182	$29,381
May 23	$26,589	$22,278	$27,387
Jun 23	$28,396	$23,804	$29,260
Jul 23	$28,225	$24,662	$29,092
Aug 23	$26,428	$24,178	$27,246
Sep 23	$24,461	$23,021	$25,224
Oct 23	$22,830	$22,401	$23,548
Nov 23	$25,291	$24,503	$26,096
Dec 23	$27,267	$25,814	$28,146
Jan 24	$28,204	$26,099	$29,124
Feb 24	$28,717	$27,518	$29,661
Mar 24	$29,618	$28,407	$30,601
Apr 24	$27,810	$27,155	$28,742
May 24	$28,070	$28,444	$29,019
Jun 24	$28,342	$29,327	$29,306
Jul 24	$27,786	$29,866	$28,739
Aug 24	$29,788	$30,506	$30,820
Sep 24	$30,021	$31,134	$31,071
Oct 24	$29,474	$30,912	$30,517
Nov 24	$30,927	$32,971	$32,032
Dec 24	$29,615	$31,977	$30,684
Jan 25	$32,394	$32,957	$33,576
Feb 25	$32,369	$32,335	$33,560
Mar 25	$30,563	$30,420	$31,696
Apr 25	$30,359	$30,211	$31,495
May 25	$31,422	$32,146	$32,612
Jun 25	$31,832	$33,793	$33,048
Jul 25	$30,324	$34,564	$31,491
Aug 25	$31,577	$35,349	$32,802
Sep 25	$30,577	$36,570	$31,771
Oct 25	$30,620	$37,374	$31,824
Nov 25	$32,747	$37,433	$34,045
Dec 25	$31,652	$37,431	$32,916
Jan 26	$30,585	$38,014	$31,815
Feb 26	$30,677	$37,805	$31,917
Mar 26	$27,190	$35,939	$28,297

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,195,557,172
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 15,532,253
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,195,557,172
Number of Portfolio Holdings...
51
Net Investment Advisory Fees...
$15,532,253
Portfolio Turnover Rate...
12%

C000025768
Shareholder Report [Line Items]
Fund Name		iShares U.S. Oil & Gas Exploration & Production ETF
Trading Symbol		IEO
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil & Gas Exploration & Production ETF	$44	0.37%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Oil Exploration & Production Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$11,191	$10,062	$11,196
May 16	$10,935	$10,242	$10,947
Jun 16	$10,949	$10,262	$10,967
Jul 16	$10,819	$10,670	$10,844
Aug 16	$11,325	$10,699	$11,357
Sep 16	$11,903	$10,718	$11,940
Oct 16	$11,251	$10,483	$11,290
Nov 16	$12,710	$10,949	$12,762
Dec 16	$12,694	$11,162	$12,750
Jan 17	$12,372	$11,379	$12,431
Feb 17	$11,889	$11,799	$11,948
Mar 17	$11,888	$11,808	$11,952
Apr 17	$11,334	$11,931	$11,396
May 17	$10,710	$12,053	$10,772
Jun 17	$10,661	$12,164	$10,731
Jul 17	$10,985	$12,393	$11,061
Aug 17	$10,187	$12,416	$10,259
Sep 17	$11,481	$12,719	$11,566
Oct 17	$11,592	$12,995	$11,683
Nov 17	$11,964	$13,389	$12,061
Dec 17	$12,732	$13,524	$12,839
Jan 18	$13,055	$14,242	$13,171
Feb 18	$11,795	$13,714	$11,903
Mar 18	$12,493	$13,442	$12,612
Apr 18	$13,940	$13,490	$14,078
May 18	$14,535	$13,871	$14,685
Jun 18	$14,642	$13,963	$14,797
Jul 18	$15,075	$14,430	$15,241
Aug 18	$14,685	$14,932	$14,851
Sep 18	$14,995	$14,955	$15,169
Oct 18	$12,760	$13,848	$12,921
Nov 18	$11,922	$14,125	$12,075
Dec 18	$10,266	$12,808	$10,399
Jan 19	$11,655	$13,911	$11,811
Feb 19	$11,381	$14,399	$11,534
Mar 19	$11,611	$14,606	$11,772
Apr 19	$11,982	$15,188	$12,154
May 19	$10,318	$14,208	$10,463
Jun 19	$11,235	$15,203	$11,397
Jul 19	$10,850	$15,426	$11,012
Aug 19	$9,710	$15,115	$9,855
Sep 19	$10,268	$15,376	$10,426
Oct 19	$10,232	$15,702	$10,392
Nov 19	$10,236	$16,297	$10,398
Dec 19	$11,247	$16,766	$11,430
Jan 20	$9,738	$16,745	$9,900
Feb 20	$8,158	$15,374	$8,296
Mar 20	$4,685	$13,251	$4,762
Apr 20	$6,895	$15,008	$7,014
May 20	$6,921	$15,814	$7,042
Jun 20	$6,952	$16,179	$7,076
Jul 20	$6,665	$17,093	$6,787
Aug 20	$6,616	$18,321	$6,739
Sep 20	$5,537	$17,647	$5,643
Oct 20	$5,273	$17,271	$5,374
Nov 20	$7,013	$19,382	$7,151
Dec 20	$7,563	$20,251	$7,715
Jan 21	$7,922	$20,186	$8,084
Feb 21	$10,022	$20,832	$10,231
Mar 21	$10,309	$21,557	$10,529
Apr 21	$10,476	$22,664	$10,702
May 21	$11,409	$22,767	$11,661
Jun 21	$12,195	$23,344	$12,470
Jul 21	$10,829	$23,746	$11,075
Aug 21	$10,853	$24,425	$11,104
Sep 21	$12,486	$23,316	$12,781
Oct 21	$13,728	$24,882	$14,057
Nov 21	$12,970	$24,516	$13,285
Dec 21	$13,280	$25,447	$13,609
Jan 22	$15,454	$23,919	$15,841
Feb 22	$16,763	$23,318	$17,189
Mar 22	$18,395	$24,073	$18,868
Apr 22	$18,086	$21,902	$18,558
May 22	$21,302	$21,858	$21,867
Jun 22	$17,110	$20,020	$17,566
Jul 22	$18,904	$21,898	$19,414
Aug 22	$20,359	$21,071	$20,920
Sep 22	$18,573	$19,107	$19,091
Oct 22	$22,451	$20,666	$23,084
Nov 22	$22,589	$21,757	$23,234
Dec 22	$20,981	$20,478	$21,584
Jan 23	$21,549	$21,906	$22,176
Feb 23	$19,739	$21,398	$20,318
Mar 23	$19,573	$21,961	$20,162
Apr 23	$19,579	$22,182	$20,173
May 23	$18,090	$22,278	$18,646
Jun 23	$19,490	$23,804	$20,098
Jul 23	$21,817	$24,662	$22,506
Aug 23	$22,443	$24,178	$23,160
Sep 23	$22,486	$23,021	$23,203
Oct 23	$22,325	$22,401	$23,045
Nov 23	$21,707	$24,503	$22,412
Dec 23	$21,719	$25,814	$22,432
Jan 24	$21,453	$26,099	$22,164
Feb 24	$22,288	$27,518	$23,035
Mar 24	$25,073	$28,407	$25,922
Apr 24	$24,472	$27,155	$25,308
May 24	$24,054	$28,444	$24,885
Jun 24	$23,459	$29,327	$24,275
Jul 24	$23,529	$29,866	$24,356
Aug 24	$23,011	$30,506	$23,828
Sep 24	$21,712	$31,134	$22,489
Oct 24	$21,694	$30,912	$22,476
Nov 24	$23,604	$32,971	$24,463
Dec 24	$21,420	$31,977	$22,206
Jan 25	$22,063	$32,957	$22,883
Feb 25	$22,191	$32,335	$23,021
Mar 25	$22,707	$30,420	$23,563
Apr 25	$19,530	$30,211	$20,273
May 25	$20,364	$32,146	$21,146
Jun 25	$21,411	$33,793	$22,240
Jul 25	$21,821	$34,564	$22,673
Aug 25	$22,649	$35,349	$23,541
Sep 25	$22,536	$36,570	$23,432
Oct 25	$21,730	$37,374	$22,600
Nov 25	$22,834	$37,433	$23,758
Dec 25	$21,879	$37,431	$22,769
Jan 26	$24,081	$38,014	$25,063
Feb 26	$26,569	$37,805	$27,662
Mar 26	$30,739	$35,939	$32,018

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 655,465,993
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 1,766,558
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$655,465,993
Number of Portfolio Holdings...
49
Net Investment Advisory Fees...
$1,766,558
Portfolio Turnover Rate...
24%

C000025770
Shareholder Report [Line Items]
Fund Name		iShares U.S. Oil Equipment & Services ETF
Trading Symbol		IEZ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Oil Equipment & Services ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil Equipment & Services ETF	$46	0.37%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Oil Equipment & Services Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$11,277	$10,062	$11,281
May 16	$10,468	$10,242	$10,473
Jun 16	$10,839	$10,262	$10,851
Jul 16	$10,544	$10,670	$10,559
Aug 16	$10,485	$10,699	$10,504
Sep 16	$11,131	$10,718	$11,155
Oct 16	$10,642	$10,483	$10,668
Nov 16	$12,397	$10,949	$12,435
Dec 16	$12,805	$11,162	$12,846
Jan 17	$12,884	$11,379	$12,930
Feb 17	$12,391	$11,799	$12,438
Mar 17	$11,888	$11,808	$11,935
Apr 17	$10,778	$11,931	$10,819
May 17	$9,959	$12,053	$10,001
Jun 17	$9,550	$12,164	$9,592
Jul 17	$9,581	$12,393	$9,618
Aug 17	$8,655	$12,416	$8,671
Sep 17	$10,299	$12,719	$10,323
Oct 17	$9,586	$12,995	$9,608
Nov 17	$9,691	$13,389	$9,715
Dec 17	$10,475	$13,524	$10,505
Jan 18	$10,959	$14,242	$10,996
Feb 18	$9,416	$13,714	$9,447
Mar 18	$9,487	$13,442	$9,521
Apr 18	$10,875	$13,490	$10,914
May 18	$10,933	$13,871	$10,976
Jun 18	$10,707	$13,963	$10,753
Jul 18	$10,762	$14,430	$10,813
Aug 18	$10,343	$14,932	$10,392
Sep 18	$10,513	$14,955	$10,569
Oct 18	$8,621	$13,848	$8,669
Nov 18	$7,642	$14,125	$7,683
Dec 18	$6,025	$12,808	$6,055
Jan 19	$7,224	$13,911	$7,264
Feb 19	$7,404	$14,399	$7,450
Mar 19	$7,485	$14,606	$7,536
Apr 19	$7,272	$15,188	$7,324
May 19	$5,783	$14,208	$5,826
Jun 19	$6,469	$15,203	$6,519
Jul 19	$6,361	$15,426	$6,415
Aug 19	$5,130	$15,115	$5,174
Sep 19	$5,285	$15,376	$5,333
Oct 19	$5,045	$15,702	$5,092
Nov 19	$5,285	$16,297	$5,335
Dec 19	$6,138	$16,766	$6,200
Jan 20	$5,068	$16,745	$5,121
Feb 20	$4,141	$15,374	$4,185
Mar 20	$1,836	$13,251	$1,850
Apr 20	$2,408	$15,008	$2,429
May 20	$2,651	$15,814	$2,671
Jun 20	$2,660	$16,179	$2,693
Jul 20	$2,759	$17,093	$2,795
Aug 20	$2,824	$18,321	$2,863
Sep 20	$2,245	$17,647	$2,273
Oct 20	$2,214	$17,271	$2,242
Nov 20	$3,110	$19,382	$3,153
Dec 20	$3,506	$20,251	$3,555
Jan 21	$3,625	$20,186	$3,679
Feb 21	$4,404	$20,832	$4,472
Mar 21	$4,205	$21,557	$4,275
Apr 21	$4,023	$22,664	$4,092
May 21	$4,666	$22,767	$4,748
Jun 21	$4,812	$23,344	$4,896
Jul 21	$4,216	$23,746	$4,290
Aug 21	$4,087	$24,425	$4,161
Sep 21	$4,305	$23,316	$4,384
Oct 21	$4,534	$24,882	$4,618
Nov 21	$3,915	$24,516	$3,986
Dec 21	$4,064	$25,447	$4,141
Jan 22	$4,902	$23,919	$4,997
Feb 22	$5,279	$23,318	$5,384
Mar 22	$6,092	$24,073	$6,216
Apr 22	$5,696	$21,902	$5,813
May 22	$6,416	$21,858	$6,551
Jun 22	$5,055	$20,020	$5,162
Jul 22	$5,217	$21,898	$5,328
Aug 22	$5,197	$21,071	$5,310
Sep 22	$4,561	$19,107	$4,661
Oct 22	$6,508	$20,666	$6,655
Nov 22	$6,647	$21,757	$6,799
Dec 22	$6,736	$20,478	$6,893
Jan 23	$7,291	$21,906	$7,464
Feb 23	$6,897	$21,398	$7,063
Mar 23	$6,163	$21,961	$6,312
Apr 23	$6,129	$22,182	$6,279
May 23	$5,491	$22,278	$5,627
Jun 23	$6,419	$23,804	$6,582
Jul 23	$7,635	$24,662	$7,833
Aug 23	$7,647	$24,178	$7,849
Sep 23	$7,695	$23,021	$7,900
Oct 23	$7,233	$22,401	$7,428
Nov 23	$6,949	$24,503	$7,138
Dec 23	$7,037	$25,814	$7,230
Jan 24	$6,569	$26,099	$6,751
Feb 24	$6,683	$27,518	$6,870
Mar 24	$7,618	$28,407	$7,835
Apr 24	$7,142	$27,155	$7,347
May 24	$7,310	$28,444	$7,523
Jun 24	$7,214	$29,327	$7,427
Jul 24	$7,694	$29,866	$7,925
Aug 24	$6,863	$30,506	$7,068
Sep 24	$6,534	$31,134	$6,731
Oct 24	$6,363	$30,912	$6,557
Nov 24	$7,071	$32,971	$7,289
Dec 24	$6,458	$31,977	$6,659
Jan 25	$6,726	$32,957	$6,938
Feb 25	$6,510	$32,335	$6,715
Mar 25	$6,391	$30,420	$6,593
Apr 25	$5,138	$30,211	$5,301
May 25	$5,320	$32,146	$5,491
Jun 25	$5,596	$33,793	$5,778
Jul 25	$5,965	$34,564	$6,161
Aug 25	$6,285	$35,349	$6,494
Sep 25	$6,393	$36,570	$6,609
Oct 25	$6,800	$37,374	$7,032
Nov 25	$6,926	$37,433	$7,164
Dec 25	$6,946	$37,431	$7,187
Jan 26	$8,487	$38,014	$8,785
Feb 26	$9,647	$37,805	$9,989
Mar 26	$9,657	$35,939	$10,000

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 419,590,307
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 584,292
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$419,590,307
Number of Portfolio Holdings...
34
Net Investment Advisory Fees...
$584,292
Portfolio Turnover Rate...
17%

C000025771
Shareholder Report [Line Items]
Fund Name		iShares U.S. Pharmaceuticals ETF
Trading Symbol		IHE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Pharmaceuticals ETF	$42	0.37%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Pharmaceuticals Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,298	$10,062	$10,303
May 16	$10,687	$10,242	$10,700
Jun 16	$10,577	$10,262	$10,592
Jul 16	$11,393	$10,670	$11,411
Aug 16	$10,901	$10,699	$10,920
Sep 16	$10,961	$10,718	$10,985
Oct 16	$10,009	$10,483	$10,030
Nov 16	$10,236	$10,949	$10,260
Dec 16	$10,379	$11,162	$10,407
Jan 17	$10,424	$11,379	$10,454
Feb 17	$11,260	$11,799	$11,295
Mar 17	$11,119	$11,808	$11,156
Apr 17	$11,287	$11,931	$11,327
May 17	$11,075	$12,053	$11,116
Jun 17	$11,488	$12,164	$11,532
Jul 17	$11,498	$12,393	$11,543
Aug 17	$11,506	$12,416	$11,554
Sep 17	$11,628	$12,719	$11,678
Oct 17	$11,219	$12,995	$11,270
Nov 17	$11,441	$13,389	$11,495
Dec 17	$11,486	$13,524	$11,541
Jan 18	$11,728	$14,242	$11,786
Feb 18	$11,136	$13,714	$11,192
Mar 18	$11,003	$13,442	$11,059
Apr 18	$10,785	$13,490	$10,841
May 18	$11,135	$13,871	$11,195
Jun 18	$11,337	$13,963	$11,399
Jul 18	$12,125	$14,430	$12,195
Aug 18	$12,701	$14,932	$12,775
Sep 18	$12,626	$14,955	$12,702
Oct 18	$11,451	$13,848	$11,518
Nov 18	$11,846	$14,125	$11,920
Dec 18	$10,604	$12,808	$10,669
Jan 19	$11,069	$13,911	$11,138
Feb 19	$11,659	$14,399	$11,736
Mar 19	$11,649	$14,606	$11,729
Apr 19	$11,298	$15,188	$11,374
May 19	$10,668	$14,208	$10,740
Jun 19	$11,446	$15,203	$11,529
Jul 19	$10,967	$15,426	$11,051
Aug 19	$10,589	$15,115	$10,671
Sep 19	$10,659	$15,376	$10,746
Oct 19	$11,130	$15,702	$11,224
Nov 19	$11,523	$16,297	$11,625
Dec 19	$12,247	$16,766	$12,360
Jan 20	$12,188	$16,745	$12,305
Feb 20	$11,059	$15,374	$11,167
Mar 20	$10,361	$13,251	$10,467
Apr 20	$11,709	$15,008	$11,833
May 20	$12,087	$15,814	$12,221
Jun 20	$11,844	$16,179	$11,980
Jul 20	$12,152	$17,093	$12,295
Aug 20	$12,883	$18,321	$13,041
Sep 20	$12,633	$17,647	$12,792
Oct 20	$12,345	$17,271	$12,505
Nov 20	$13,232	$19,382	$13,408
Dec 20	$13,940	$20,251	$14,131
Jan 21	$13,946	$20,186	$14,141
Feb 21	$13,857	$20,832	$14,052
Mar 21	$13,812	$21,557	$14,008
Apr 21	$13,948	$22,664	$14,151
May 21	$14,352	$22,767	$14,565
Jun 21	$14,508	$23,344	$14,729
Jul 21	$14,986	$23,746	$15,219
Aug 21	$15,097	$24,425	$15,336
Sep 21	$14,368	$23,316	$14,599
Oct 21	$14,763	$24,882	$15,006
Nov 21	$14,693	$24,516	$14,928
Dec 21	$15,727	$25,447	$15,983
Jan 22	$15,015	$23,919	$15,264
Feb 22	$14,487	$23,318	$14,728
Mar 22	$15,371	$24,073	$15,632
Apr 22	$14,872	$21,902	$15,128
May 22	$15,388	$21,858	$15,659
Jun 22	$15,232	$20,020	$15,504
Jul 22	$15,131	$21,898	$15,404
Aug 22	$13,982	$21,071	$14,238
Sep 22	$13,528	$19,107	$13,778
Oct 22	$14,462	$20,666	$14,726
Nov 22	$15,000	$21,757	$15,276
Dec 22	$14,976	$20,478	$15,256
Jan 23	$14,926	$21,906	$15,210
Feb 23	$14,154	$21,398	$14,419
Mar 23	$14,167	$21,961	$14,438
Apr 23	$14,646	$22,182	$14,927
May 23	$13,871	$22,278	$14,142
Jun 23	$14,514	$23,804	$14,802
Jul 23	$14,777	$24,662	$15,075
Aug 23	$15,361	$24,178	$15,676
Sep 23	$14,411	$23,021	$14,709
Oct 23	$13,632	$22,401	$13,918
Nov 23	$14,285	$24,503	$14,586
Dec 23	$15,125	$25,814	$15,447
Jan 24	$15,577	$26,099	$15,911
Feb 24	$16,622	$27,518	$16,985
Mar 24	$16,698	$28,407	$17,060
Apr 24	$15,758	$27,155	$16,104
May 24	$16,161	$28,444	$16,522
Jun 24	$16,387	$29,327	$16,758
Jul 24	$16,876	$29,866	$17,263
Aug 24	$18,010	$30,506	$18,427
Sep 24	$17,523	$31,134	$17,931
Oct 24	$17,160	$30,912	$17,558
Nov 24	$17,166	$32,971	$17,568
Dec 24	$16,348	$31,977	$16,738
Jan 25	$17,304	$32,957	$17,722
Feb 25	$18,094	$32,335	$18,539
Mar 25	$17,641	$30,420	$18,081
Apr 25	$17,087	$30,211	$17,507
May 25	$16,282	$32,146	$16,688
Jun 25	$16,460	$33,793	$16,877
Jul 25	$16,506	$34,564	$16,931
Aug 25	$17,870	$35,349	$18,330
Sep 25	$18,316	$36,570	$18,769
Oct 25	$19,161	$37,374	$19,643
Nov 25	$21,530	$37,433	$22,078
Dec 25	$21,537	$37,431	$22,094
Jan 26	$22,001	$38,014	$22,578
Feb 26	$23,330	$37,805	$23,948
Mar 26	$22,082	$35,939	$22,676

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 996,286,067
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 2,608,334
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$996,286,067
Number of Portfolio Holdings...
59
Net Investment Advisory Fees...
$2,608,334
Portfolio Turnover Rate...
29%

C000012058
Shareholder Report [Line Items]
Fund Name		iShares U.S. Real Estate ETF
Trading Symbol		IYR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Real Estate ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Real Estate ETF	$37	0.37%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Real Estate Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,827	$10,062	$9,829
May 16	$10,055	$10,242	$10,060
Jun 16	$10,668	$10,262	$10,679
Jul 16	$11,064	$10,670	$11,081
Aug 16	$10,691	$10,699	$10,710
Sep 16	$10,534	$10,718	$10,556
Oct 16	$10,010	$10,483	$10,036
Nov 16	$9,784	$10,949	$9,814
Dec 16	$10,188	$11,162	$10,228
Jan 17	$10,208	$11,379	$10,252
Feb 17	$10,652	$11,799	$10,702
Mar 17	$10,503	$11,808	$10,557
Apr 17	$10,558	$11,931	$10,617
May 17	$10,554	$12,053	$10,614
Jun 17	$10,765	$12,164	$10,831
Jul 17	$10,893	$12,393	$10,963
Aug 17	$10,963	$12,416	$11,036
Sep 17	$10,880	$12,719	$10,953
Oct 17	$10,884	$12,995	$10,963
Nov 17	$11,158	$13,389	$11,245
Dec 17	$11,142	$13,524	$11,235
Jan 18	$10,822	$14,242	$10,915
Feb 18	$10,097	$13,714	$10,186
Mar 18	$10,474	$13,442	$10,571
Apr 18	$10,499	$13,490	$10,600
May 18	$10,840	$13,871	$10,949
Jun 18	$11,277	$13,963	$11,394
Jul 18	$11,374	$14,430	$11,496
Aug 18	$11,641	$14,932	$11,770
Sep 18	$11,338	$14,955	$11,467
Oct 18	$11,040	$13,848	$11,154
Nov 18	$11,555	$14,125	$11,680
Dec 18	$10,665	$12,808	$10,783
Jan 19	$11,882	$13,911	$12,017
Feb 19	$11,976	$14,399	$12,116
Mar 19	$12,474	$14,606	$12,624
Apr 19	$12,465	$15,188	$12,620
May 19	$12,459	$14,208	$12,619
Jun 19	$12,686	$15,203	$12,854
Jul 19	$12,911	$15,426	$13,087
Aug 19	$13,355	$15,115	$13,540
Sep 19	$13,599	$15,376	$13,792
Oct 19	$13,709	$15,702	$13,910
Nov 19	$13,565	$16,297	$13,767
Dec 19	$13,692	$16,766	$13,901
Jan 20	$13,894	$16,745	$14,112
Feb 20	$12,924	$15,374	$13,131
Mar 20	$10,336	$13,251	$10,511
Apr 20	$11,277	$15,008	$11,466
May 20	$11,486	$15,814	$11,686
Jun 20	$11,774	$16,179	$11,974
Jul 20	$12,247	$17,093	$12,475
Aug 20	$12,275	$18,321	$12,505
Sep 20	$11,995	$17,647	$12,222
Oct 20	$11,642	$17,271	$11,863
Nov 20	$12,637	$19,382	$12,841
Dec 20	$12,954	$20,251	$13,165
Jan 21	$12,909	$20,186	$13,123
Feb 21	$13,210	$20,832	$13,434
Mar 21	$13,956	$21,557	$14,198
Apr 21	$15,076	$22,664	$15,343
May 21	$15,225	$22,767	$15,498
Jun 21	$15,568	$23,344	$15,854
Jul 21	$16,298	$23,746	$16,603
Aug 21	$16,631	$24,425	$16,948
Sep 21	$15,689	$23,316	$15,992
Oct 21	$16,800	$24,882	$17,131
Nov 21	$16,418	$24,516	$16,745
Dec 21	$17,967	$25,447	$18,330
Jan 22	$16,500	$23,919	$16,839
Feb 22	$15,751	$23,318	$16,080
Mar 22	$16,784	$24,073	$17,139
Apr 22	$16,113	$21,902	$16,460
May 22	$15,406	$21,858	$15,743
Jun 22	$14,343	$20,020	$14,661
Jul 22	$15,610	$21,898	$15,962
Aug 22	$14,703	$21,071	$15,039
Sep 22	$12,836	$19,107	$13,135
Oct 22	$13,237	$20,666	$13,548
Nov 22	$14,064	$21,757	$14,400
Dec 22	$13,392	$20,478	$13,716
Jan 23	$14,724	$21,906	$15,086
Feb 23	$13,842	$21,398	$14,186
Mar 23	$13,588	$21,961	$13,931
Apr 23	$13,707	$22,182	$14,059
May 23	$13,153	$22,278	$13,495
Jun 23	$13,907	$23,804	$14,273
Jul 23	$14,149	$24,662	$14,527
Aug 23	$13,705	$24,178	$14,075
Sep 23	$12,704	$23,021	$13,051
Oct 23	$12,247	$22,401	$12,582
Nov 23	$13,748	$24,503	$14,128
Dec 23	$14,980	$25,814	$15,401
Jan 24	$14,232	$26,099	$14,636
Feb 24	$14,523	$27,518	$14,937
Mar 24	$14,796	$28,407	$15,221
Apr 24	$13,595	$27,155	$13,991
May 24	$14,254	$28,444	$14,673
Jun 24	$14,539	$29,327	$14,970
Jul 24	$15,623	$29,866	$16,093
Aug 24	$16,474	$30,506	$16,975
Sep 24	$16,998	$31,134	$17,521
Oct 24	$16,388	$30,912	$16,897
Nov 24	$17,055	$32,971	$17,591
Dec 24	$15,652	$31,977	$16,148
Jan 25	$15,948	$32,957	$16,460
Feb 25	$16,552	$32,335	$17,088
Mar 25	$16,159	$30,420	$16,687
Apr 25	$15,830	$30,211	$16,352
May 25	$15,963	$32,146	$16,494
Jun 25	$16,080	$33,793	$16,621
Jul 25	$16,100	$34,564	$16,647
Aug 25	$16,563	$35,349	$17,132
Sep 25	$16,575	$36,570	$17,149
Oct 25	$16,165	$37,374	$16,731
Nov 25	$16,538	$37,433	$17,120
Dec 25	$16,180	$37,431	$16,756
Jan 26	$16,595	$38,014	$17,190
Feb 26	$17,449	$37,805	$18,079
Mar 26	$16,338	$35,939	$16,934

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,999,042,787
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 14,081,806
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,999,042,787
Number of Portfolio Holdings...
64
Net Investment Advisory Fees...
$14,081,806
Portfolio Turnover Rate...
9%

C000025776
Shareholder Report [Line Items]
Fund Name		iShares U.S. Regional Banks ETF
Trading Symbol		IAT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Regional Banks ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Regional Banks ETF	$41	0.37%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Regional Banks Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,692	$10,062	$10,695
May 16	$11,000	$10,242	$11,010
Jun 16	$10,253	$10,262	$10,264
Jul 16	$10,633	$10,670	$10,649
Aug 16	$11,331	$10,699	$11,354
Sep 16	$11,182	$10,718	$11,211
Oct 16	$11,672	$10,483	$11,704
Nov 16	$13,689	$10,949	$13,737
Dec 16	$14,472	$11,162	$14,530
Jan 17	$14,580	$11,379	$14,641
Feb 17	$15,168	$11,799	$15,236
Mar 17	$14,337	$11,808	$14,405
Apr 17	$14,215	$11,931	$14,290
May 17	$13,857	$12,053	$13,933
Jun 17	$14,643	$12,164	$14,729
Jul 17	$14,708	$12,393	$14,802
Aug 17	$14,129	$12,416	$14,221
Sep 17	$15,238	$12,719	$15,346
Oct 17	$15,432	$12,995	$15,547
Nov 17	$15,939	$13,389	$16,064
Dec 17	$15,997	$13,524	$16,129
Jan 18	$17,217	$14,242	$17,367
Feb 18	$16,947	$13,714	$17,101
Mar 18	$16,405	$13,442	$16,558
Apr 18	$16,516	$13,490	$16,680
May 18	$16,548	$13,871	$16,717
Jun 18	$16,073	$13,963	$16,243
Jul 18	$16,625	$14,430	$16,806
Aug 18	$16,991	$14,932	$17,184
Sep 18	$16,109	$14,955	$16,296
Oct 18	$15,133	$13,848	$15,314
Nov 18	$15,669	$14,125	$15,861
Dec 18	$13,215	$12,808	$13,378
Jan 19	$14,889	$13,911	$15,079
Feb 19	$15,731	$14,399	$15,939
Mar 19	$14,471	$14,606	$14,664
Apr 19	$15,870	$15,188	$16,092
May 19	$14,454	$14,208	$14,657
Jun 19	$15,408	$15,203	$15,634
Jul 19	$16,112	$15,426	$16,353
Aug 19	$14,684	$15,115	$14,907
Sep 19	$15,729	$15,376	$15,975
Oct 19	$16,050	$15,702	$16,308
Nov 19	$16,800	$16,297	$17,075
Dec 19	$17,366	$16,766	$17,650
Jan 20	$16,109	$16,745	$16,376
Feb 20	$14,073	$15,374	$14,310
Mar 20	$9,971	$13,251	$10,137
Apr 20	$11,570	$15,008	$11,769
May 20	$11,691	$15,814	$11,899
Jun 20	$11,726	$16,179	$11,937
Jul 20	$11,685	$17,093	$11,899
Aug 20	$11,945	$18,321	$12,165
Sep 20	$11,482	$17,647	$11,696
Oct 20	$12,818	$17,271	$13,069
Nov 20	$14,750	$19,382	$15,046
Dec 20	$16,034	$20,251	$16,359
Jan 21	$16,296	$20,186	$16,634
Feb 21	$19,254	$20,832	$19,664
Mar 21	$20,097	$21,557	$20,537
Apr 21	$21,173	$22,664	$21,638
May 21	$21,918	$22,767	$22,407
Jun 21	$20,517	$23,344	$20,976
Jul 21	$19,861	$23,746	$20,311
Aug 21	$20,845	$24,425	$21,325
Sep 21	$21,699	$23,316	$22,207
Oct 21	$22,892	$24,882	$23,438
Nov 21	$21,942	$24,516	$22,472
Dec 21	$22,289	$25,447	$22,837
Jan 22	$22,650	$23,919	$23,211
Feb 22	$23,107	$23,318	$23,691
Mar 22	$21,325	$24,073	$21,868
Apr 22	$19,188	$21,902	$19,683
May 22	$20,093	$21,858	$20,619
Jun 22	$17,967	$20,020	$18,444
Jul 22	$19,245	$21,898	$19,763
Aug 22	$18,873	$21,071	$19,387
Sep 22	$17,577	$19,107	$18,063
Oct 22	$18,499	$20,666	$19,015
Nov 22	$19,069	$21,757	$19,606
Dec 22	$17,698	$20,478	$18,202
Jan 23	$19,479	$21,906	$20,042
Feb 23	$18,884	$21,398	$19,436
Mar 23	$13,372	$21,961	$13,758
Apr 23	$13,167	$22,182	$13,548
May 23	$12,001	$22,278	$12,351
Jun 23	$12,759	$23,804	$13,135
Jul 23	$14,746	$24,662	$15,191
Aug 23	$13,440	$24,178	$13,847
Sep 23	$12,845	$23,021	$13,239
Oct 23	$12,183	$22,401	$12,558
Nov 23	$14,121	$24,503	$14,564
Dec 23	$16,188	$25,814	$16,706
Jan 24	$15,868	$26,099	$16,379
Feb 24	$15,647	$27,518	$16,154
Mar 24	$16,910	$28,407	$17,465
Apr 24	$15,965	$27,155	$16,494
May 24	$16,321	$28,444	$16,867
Jun 24	$16,316	$29,327	$16,867
Jul 24	$18,928	$29,866	$19,577
Aug 24	$19,164	$30,506	$19,827
Sep 24	$18,875	$31,134	$19,535
Oct 24	$19,697	$30,912	$20,393
Nov 24	$22,390	$32,971	$23,192
Dec 24	$20,128	$31,977	$20,852
Jan 25	$21,268	$32,957	$22,040
Feb 25	$20,485	$32,335	$21,232
Mar 25	$18,757	$30,420	$19,445
Apr 25	$17,651	$30,211	$18,302
May 25	$18,828	$32,146	$19,530
Jun 25	$20,099	$33,793	$20,857
Jul 25	$20,337	$34,564	$21,112
Aug 25	$21,941	$35,349	$22,787
Sep 25	$21,465	$36,570	$22,299
Oct 25	$20,260	$37,374	$21,053
Nov 25	$21,197	$37,433	$22,034
Dec 25	$22,775	$37,431	$23,683
Jan 26	$23,957	$38,014	$24,924
Feb 26	$23,213	$37,805	$24,130
Mar 26	$22,362	$35,939	$23,253

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 568,383,848
Holdings Count | Holding		33
Advisory Fees Paid, Amount		$ 2,264,464
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$568,383,848
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$2,264,464
Portfolio Turnover Rate...
8%

C000012063
Shareholder Report [Line Items]
Fund Name		iShares U.S. Telecommunications ETF
Trading Symbol		IYZ
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Telecommunications ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Telecommunications ETF	$46	0.37%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell 1000 Telecommunications RIC 22.5/45 Capped Index (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,163	$10,062	$10,165
May 16	$10,309	$10,242	$10,312
Jun 16	$10,880	$10,263	$10,881
Jul 16	$11,273	$10,670	$11,270
Aug 16	$10,553	$10,698	$10,551
Sep 16	$10,625	$10,714	$10,626
Oct 16	$10,325	$10,483	$10,326
Nov 16	$10,513	$10,952	$10,519
Dec 16	$11,397	$11,165	$11,409
Jan 17	$11,751	$11,376	$11,766
Feb 17	$11,035	$11,799	$11,041
Mar 17	$10,825	$11,807	$10,826
Apr 17	$11,373	$11,932	$11,375
May 17	$10,908	$12,054	$10,910
Jun 17	$10,860	$12,163	$10,860
Jul 17	$10,715	$12,392	$10,714
Aug 17	$10,729	$12,416	$10,724
Sep 17	$10,337	$12,719	$10,332
Oct 17	$10,269	$12,996	$10,259
Nov 17	$10,249	$13,391	$10,242
Dec 17	$10,076	$13,525	$10,056
Jan 18	$10,124	$14,238	$10,113
Feb 18	$9,552	$13,713	$9,538
Mar 18	$9,349	$13,438	$9,334
Apr 18	$9,456	$13,489	$9,445
May 18	$9,311	$13,869	$9,291
Jun 18	$9,580	$13,960	$9,558
Jul 18	$9,605	$14,423	$9,586
Aug 18	$10,335	$14,930	$10,315
Sep 18	$10,415	$14,955	$10,400
Oct 18	$9,869	$13,853	$9,855
Nov 18	$10,093	$14,131	$10,081
Dec 18	$9,215	$12,816	$9,206
Jan 19	$9,817	$13,916	$9,811
Feb 19	$10,387	$14,405	$10,383
Mar 19	$10,463	$14,616	$10,462
Apr 19	$10,677	$15,199	$10,682
May 19	$9,850	$14,216	$9,858
Jun 19	$10,423	$15,214	$10,435
Jul 19	$10,607	$15,440	$10,620
Aug 19	$10,051	$15,125	$10,069
Sep 19	$10,393	$15,391	$10,413
Oct 19	$10,606	$15,722	$10,633
Nov 19	$10,538	$16,320	$10,571
Dec 19	$10,713	$16,791	$10,748
Jan 20	$10,527	$16,773	$10,566
Feb 20	$9,968	$15,400	$10,007
Mar 20	$8,999	$13,282	$9,032
Apr 20	$9,846	$15,041	$9,878
May 20	$10,197	$15,845	$10,233
Jun 20	$10,030	$16,207	$10,067
Jul 20	$10,444	$17,128	$10,492
Aug 20	$10,579	$18,369	$10,627
Sep 20	$9,973	$17,700	$10,023
Oct 20	$9,761	$17,318	$9,810
Nov 20	$10,919	$19,425	$10,975
Dec 20	$11,150	$20,298	$11,213
Jan 21	$11,364	$20,208	$11,432
Feb 21	$11,309	$20,840	$11,379
Mar 21	$12,043	$21,587	$12,120
Apr 21	$12,222	$22,700	$12,301
May 21	$12,322	$22,803	$12,406
Jun 21	$12,421	$23,365	$12,511
Jul 21	$12,657	$23,761	$12,754
Aug 21	$12,911	$24,438	$13,014
Sep 21	$12,236	$23,342	$12,340
Oct 21	$11,995	$24,920	$12,098
Nov 21	$11,598	$24,541	$11,701
Dec 21	$12,452	$25,507	$12,568
Jan 22	$11,711	$24,006	$11,823
Feb 22	$11,387	$23,402	$11,502
Mar 22	$11,365	$24,161	$11,482
Apr 22	$9,888	$21,993	$9,993
May 22	$10,385	$21,963	$10,498
Jun 22	$9,611	$20,126	$9,720
Jul 22	$9,768	$22,014	$9,879
Aug 22	$9,466	$21,192	$9,577
Sep 22	$8,020	$19,227	$8,116
Oct 22	$8,852	$20,804	$8,964
Nov 22	$9,134	$21,890	$9,246
Dec 22	$8,683	$20,608	$8,794
Jan 23	$9,412	$22,027	$9,533
Feb 23	$8,860	$21,513	$8,976
Mar 23	$9,028	$22,088	$9,149
Apr 23	$8,791	$22,323	$8,908
May 23	$8,351	$22,410	$8,465
Jun 23	$8,671	$23,940	$8,789
Jul 23	$8,791	$24,798	$8,911
Aug 23	$8,961	$24,320	$9,090
Sep 23	$8,395	$23,161	$8,518
Oct 23	$8,162	$22,547	$8,285
Nov 23	$8,533	$24,650	$8,664
Dec 23	$9,020	$25,957	$9,161
Jan 24	$9,310	$26,245	$9,460
Feb 24	$8,708	$27,666	$8,842
Mar 24	$8,771	$28,558	$8,908
Apr 24	$8,210	$27,301	$8,341
May 24	$8,653	$28,591	$8,793
Jun 24	$8,727	$29,476	$8,871
Jul 24	$9,268	$30,024	$9,424
Aug 24	$9,455	$30,678	$9,617
Sep 24	$10,198	$31,313	$10,378
Oct 24	$10,327	$31,083	$10,513
Nov 24	$11,197	$33,150	$11,401
Dec 24	$10,872	$32,137	$11,075
Jan 25	$11,121	$33,152	$11,330
Feb 25	$11,513	$32,516	$11,733
Mar 25	$11,173	$30,620	$11,390
Apr 25	$11,001	$30,414	$11,218
May 25	$11,434	$32,342	$11,663
Jun 25	$12,197	$33,985	$12,447
Jul 25	$12,223	$34,734	$12,479
Aug 25	$12,923	$35,537	$13,198
Sep 25	$13,306	$36,764	$13,595
Oct 25	$13,609	$37,552	$13,913
Nov 25	$13,510	$37,655	$13,814
Dec 25	$14,056	$37,647	$14,379
Jan 26	$14,870	$38,231	$15,230
Feb 26	$16,484	$38,049	$16,891
Mar 26	$16,367	$36,157	$16,777

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 794,264,815
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 2,167,963
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$794,264,815
Number of Portfolio Holdings...
24
Net Investment Advisory Fees...
$2,167,963
Portfolio Turnover Rate...
44%

C000261357
Shareholder Report [Line Items]
Fund Name		iShares Texas Equity ETF
Trading Symbol		TEXN
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Texas Equity ETF (the “Fund”) for the period of June 23, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Texas Equity ETF	$17Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	[1]	$ 17
Expense Ratio, Percent	[2]	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  For the reporting period ended March 31, 2026, the Fund returned 22.36%.

  For the same period, the Russell 3000® Index returned 9.54% and the Russell Texas Equity Index returned 22.57%.

What contributed to performance?

Companies headquartered in Texas advanced during the reporting period, even as volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Energy stocks were the largest contributors to the Fund’s return, supported by steady U.S. oil production growth and resilient demand. Oil prices surged late in the reporting period as the war in Iran heightened supply fears and benefited firms across the energy value chain. Integrated oil and gas producers gained as steady output and robust cash flows funded dividends and stock buybacks. The industrials sector advanced due to record U.S. defense budgets, aircraft upgrades, infrastructure spending, and surging global orders amid geopolitical tensions. Additionally, increased infrastructure spending supported firms that supply construction and engineering and heavy machinery.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over artificial intelligence tools disrupting the revenue streams of traditional models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 3000® Index	Russell Texas Equity Index
Jun-25	$10,000	$10,000	$10,000
Jun-25	$9,991	$10,296	$9,992
Jul-25	$10,248	$10,522	$10,251
Aug-25	$10,440	$10,766	$10,445
Sep-25	$11,060	$11,138	$11,068
Oct-25	$11,056	$11,376	$11,066
Nov-25	$10,837	$11,407	$10,846
Dec-25	$10,845	$11,405	$10,856
Jan-26	$11,587	$11,582	$11,602
Feb-26	$12,118	$11,527	$12,134
Mar-26	$12,236	$10,954	$12,257

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 15,829,558
Holdings Count | Holding		195
Advisory Fees Paid, Amount		$ 20,242
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$15,829,558
Number of Portfolio Holdings...
195
Net Investment Advisory Fees...
$20,242
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Sector allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Energy...
39.2%
Industrials...
15.0
Information Technology...
13.0
Consumer Discretionary...
10.9
Communication Services...
4.5
Financials...
4.2
Real Estate...
4.0
Health Care...
3.2
Utilities...
2.9
Consumer Staples...
2.1
Materials...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Ten largest holdings

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
11.1%
Tesla, Inc...
9.0
Chevron Corp...
7.4
Caterpillar, Inc...
6.3
Oracle Corp...
4.7
AT&T, Inc...
3.8
Texas Instruments, Inc...
3.4
ConocoPhillips...
3.1
Charles Schwab Corp. (The)...
3.0
McKesson Corp...
2.1

C000222498
Shareholder Report [Line Items]
Fund Name		iShares US Small Cap Value Factor ETF
Trading Symbol		SVAL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares US Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US Small Cap Value Factor ETF	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 27, 2020 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell 2000 Focused Value Select Index
Sep 20	$10,000	$10,000	$10,000
Oct 20	$9,821	$9,640	$9,823
Nov 20	$11,585	$10,812	$11,610
Dec 20	$12,592	$11,299	$12,624
Jan 21	$12,905	$11,249	$12,933
Feb 21	$14,694	$11,600	$14,730
Mar 21	$15,705	$12,016	$15,758
Apr 21	$16,034	$12,635	$16,097
May 21	$16,568	$12,693	$16,639
Jun 21	$15,896	$13,006	$15,965
Jul 21	$15,441	$13,226	$15,505
Aug 21	$15,772	$13,603	$15,838
Sep 21	$15,598	$12,993	$15,672
Oct 21	$16,243	$13,872	$16,327
Nov 21	$15,941	$13,660	$16,014
Dec 21	$16,787	$14,198	$16,872
Jan 22	$16,152	$13,363	$16,237
Feb 22	$16,504	$13,026	$16,593
Mar 22	$16,143	$13,449	$16,232
Apr 22	$15,019	$12,242	$15,114
May 22	$15,596	$12,226	$15,693
Jun 22	$14,177	$11,203	$14,269
Jul 22	$15,555	$12,254	$15,653
Aug 22	$14,921	$11,796	$15,015
Sep 22	$13,719	$10,703	$13,808
Oct 22	$15,604	$11,580	$15,710
Nov 22	$16,180	$12,185	$16,292
Dec 22	$15,090	$11,471	$15,198
Jan 23	$16,046	$12,261	$16,164
Feb 23	$15,970	$11,975	$16,090
Mar 23	$14,376	$12,295	$14,487
Apr 23	$13,768	$12,426	$13,880
May 23	$13,324	$12,474	$13,434
Jun 23	$14,489	$13,326	$14,616
Jul 23	$15,849	$13,804	$15,992
Aug 23	$15,113	$13,537	$15,251
Sep 23	$14,453	$12,893	$14,588
Oct 23	$13,856	$12,551	$13,994
Nov 23	$14,948	$13,721	$15,100
Dec 23	$16,949	$14,449	$17,123
Jan 24	$16,158	$14,609	$16,329
Feb 24	$16,236	$15,400	$16,413
Mar 24	$16,954	$15,897	$17,143
Apr 24	$15,853	$15,197	$16,033
May 24	$16,501	$15,915	$16,689
Jun 24	$16,297	$16,408	$16,487
Jul 24	$18,683	$16,713	$18,928
Aug 24	$18,263	$17,077	$18,504
Sep 24	$18,066	$17,430	$18,306
Oct 24	$17,897	$17,302	$18,140
Nov 24	$20,018	$18,453	$20,294
Dec 24	$18,239	$17,889	$18,493
Jan 25	$18,510	$18,454	$18,769
Feb 25	$17,889	$18,100	$18,142
Mar 25	$16,840	$17,044	$17,082
Apr 25	$16,013	$16,930	$16,251
May 25	$16,805	$18,003	$17,058
Jun 25	$17,537	$18,917	$17,803
Jul 25	$17,591	$19,334	$17,860
Aug 25	$19,230	$19,782	$19,545
Sep 25	$19,039	$20,464	$19,362
Oct 25	$18,739	$20,903	$19,062
Nov 25	$19,447	$20,960	$19,789
Dec 25	$19,744	$20,956	$20,100
Jan 26	$21,092	$21,281	$21,468
Feb 26	$21,533	$21,180	$21,902
Mar 26	$20,722	$20,127	$21,078

See “Average annual total returns” for additional information on fund performance.

Performance Inception Date		Oct. 27, 2020
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 168,992,634
Holdings Count | Holding		254
Advisory Fees Paid, Amount		$ 252,022
InvestmentCompanyPortfolioTurnover		125.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$168,992,634
Number of Portfolio Holdings...
254
Net Investment Advisory Fees...
$252,022
Portfolio Turnover Rate...
125%

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.